UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5

The Funds file their complete schedule of investments of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-71-FROST; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5

Dear Shareholder,

With January coming to an end we are happy to provide you with a mid-year report for our fund complex.

While volatile markets are often headline focused, they provide opportunities for patient and diversified investors, as reflected in the market performances I’ve highlighted. These times also provide opportunities for active managers of investment strategies, and this past half year was certainly no exception. 2014 was a period of growth and change for Frost Investment Advisers, reflecting staffing changes, product line additions, and burgeoning market recognition for a few of our flagship fund strategies.

As the year progresses we have planned a number of initiatives to ensure we continue to deliver the value proposition that is the hallmark of the Adviser, and our parent company, Frost Bank. We began the fiscal year with total fund assets of $3.118 billion and ended January with $3.092 billion, a decline of just under 1% in mutual fund assets. There were a number of variables in those gross numbers, but we’ve continued to see strong investor interest in the Frost Total Return Bond Fund. We also continue to see investor interest in other funds, such as the Frost Credit Fund and the Frost Cinque Large Cap Buy-Write Equity Fund. Unfortunately we have also seen outflows in several of our funds, and in December we closed one fund, the Frost Small Cap Equity Fund. While this was a difficult decision, the change was in keeping with our mission to manage our fund complex with a focus on our shareholders.

We believe the Adviser is well positioned to manage through what we expect may be a volatile period for the near and intermediate term. We appreciate your confidence in our team and look forward to continuing our relationship in what is likely to prove to be another ‘interesting’ year.

Warmest Regards,

Tom Stringfellow, CFA, CPA, CFP®

President and Chief Investment Officer

Frost Investment Advisors, LLC

Past performance does not guarantee future results. The investment performance and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost, and current performance may be lower or higher than the performance quoted. Investment performance reflects voluntary fee waivers in effect. Absent these waivers, total return and yield would be reduced. There can be no assurance that Frost Investment Advisors, LLC will continue to waive fees. For performance data current to the most recent month end, please call 877.713.7678

The information provided in this report should not be considered a recommendation to purchase or sell any particular security. These views are subject to change and are not intended to predict or guarantee the future performance of any individual security or the markets in general. There is no assurance that any securities discussed herein will remain in an account’s portfolio at the time you receive this report or that securities sold have not been repurchased. The securities discussed do not represent an account’s entire portfolio and in the aggregate may represent only a small percentage of an account’s portfolio holdings.

Mutual fund investing involves risk including possible loss of principal. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. Bond and bond funds are subject to interest rate risk and will decline in value as interest rates rise. REIT investments are subject to changes in economic conditions, credit risk and interest rate fluctuations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Derivatives are often more volatile than other investments and may magnify the Fund’s gains or losses. The primary risk of derivative instruments is that changes in the market value of securities held by the fund and of the derivative instruments relating to those securities may not be proportionate. Derivatives are also subject to illiquidity and counter party risk. Diversification does not protect against market loss.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST GROWTH EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value

COMMON STOCK‡ — 96.1%
Consumer Discretionary — 23.2%
Amazon.com*	20,671	$7,328,490
BorgWarner	129,980	7,020,220
Chipotle Mexican Grill, Cl A*	11,815	8,386,759
Dollar General*	93,005	6,236,915
Home Depot	101,090	10,555,818
lululemon athletica*	100,300	6,643,872
NIKE, Cl B	69,930	6,451,042
Priceline Group*	8,390	8,469,537
Starbucks	105,025	9,192,838
Time Warner	102,590	7,994,839
Twenty-First Century Fox, Cl A	355,380	11,784,401
Walt Disney	103,860	9,447,106

		99,511,837

Consumer Staples — 4.5%
Costco Wholesale	64,382	9,205,982
CVS Health	102,065	10,018,701

		19,224,683

Energy — 4.2%
Anadarko Petroleum	60,600	4,954,050
EOG Resources	77,956	6,940,423
Schlumberger	73,653	6,068,270

		17,962,743

Financials — 5.7%
BlackRock, Cl A	19,511	6,643,691
Charles Schwab	237,905	6,180,772
Invesco	120,109	4,411,603
Moody’s	81,405	7,434,719

		24,670,785

Description	Shares	Value

Health Care — 14.0%
Actavis*	31,830	$8,483,968
Biogen Idec*	37,164	14,462,742
Bristol-Myers Squibb	132,165	7,965,584
Celgene*	80,210	9,557,824
Gilead Sciences*	113,155	11,862,039
Zoetis, Cl A	184,735	7,893,727

		60,225,884

Industrials — 10.5%
Boeing	60,325	8,769,445
Canadian Pacific Railway	34,990	6,111,703
Cummins	58,903	8,214,613
FedEx	49,238	8,326,638
Union Pacific	115,312	13,515,720

		44,938,119

Information Technology — 30.6%
Apple	240,396	28,164,795
Baidu ADR*	36,320	7,914,854
Cognizant Technology Solutions, Cl A*	186,547	10,097,789
eBay*	131,520	6,970,560
EMC	284,966	7,389,168
Facebook, Cl A*	171,305	13,003,763
Google, Cl A*	18,354	9,866,193
Google, Cl C*	18,669	9,978,954
Lam Research	86,860	6,639,578
LinkedIn, Cl A*	32,375	7,275,958
MasterCard, Cl A	101,410	8,318,662
salesforce.com*	96,135	5,426,821
Visa, Cl A	40,025	10,202,773

		131,249,868

Materials — 3.4%
Monsanto	92,240	10,882,475
Praxair	30,804	3,714,654

		14,597,129

Total Common Stock (Cost $241,547,215)		412,381,048

CASH EQUIVALENT** — 3.5%
AIM STIT-Government & Agency Portfolio, Private Class, 0.020% (Cost $15,099,442)	15,099,442	15,099,442

Total Investments — 99.6% (Cost $256,646,657)		$427,480,490

Percentages are based on Net Assets of $429,168,330.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2015.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST VALUE EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value

COMMON STOCK‡ — 97.2%
Consumer Discretionary — 17.4%
Carnival	202,900	$8,919,484
Las Vegas Sands	137,100	7,454,127
Lowe’s	133,700	9,059,512
Target	60,800	4,475,488
Walt Disney	135,100	12,288,696
Whirlpool	48,600	9,675,288

		51,872,595

Consumer Staples — 1.6%
Kraft Foods Group	74,430	4,863,256

Energy — 3.5%
Total ADR	205,360	10,578,093

Financials — 25.9%
American International Group	206,490	10,091,167
Capital One Financial	158,900	11,633,069
Citigroup	200,040	9,391,878
HSBC Holdings ADR	97,960	4,478,731
JPMorgan Chase	99,790	5,426,580
Lazard, Cl A	229,200	10,497,360
MetLife	126,500	5,882,250
NASDAQ OMX Group	244,300	11,140,080
Wells Fargo	171,750	8,917,260

		77,458,375

Health Care — 15.9%
Abbott Laboratories	222,300	9,950,148
AbbVie	184,600	11,140,610
Baxter International	151,000	10,616,810
Medtronic	56,328	4,021,785
Novartis ADR	121,700	11,853,580

		47,582,933

Description	Shares	Value

Industrials — 18.1%
Boeing	90,040	$13,089,115
Eaton	183,500	11,577,015
General Electric	487,400	11,643,986
Honeywell International	44,050	4,306,328
United Continental Holdings*	193,000	13,388,410

		54,004,854

Information Technology — 14.8%
Broadridge Financial Solutions	132,360	6,351,957
Cisco Systems	453,760	11,963,382
Corning	466,020	11,077,295
Nielsen	235,900	10,275,804
Telefonaktiebolaget LM Ericsson ADR	363,200	4,405,616

		44,074,054

Total Common Stock (Cost $250,138,887)		290,434,160

CASH EQUIVALENT** — 4.2%
AIM STIT-Government & Agency Portfolio, Private Class, 0.020% (Cost $12,625,632)	12,625,632	12,625,632

Total Investments — 101.4% (Cost $262,764,519)		$303,059,792

Percentages are based on Net Assets of $298,905,922.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2015.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value

COMMON STOCK — 91.6%
Consumer Discretionary — 11.7%
Coach	115,500	$4,295,445
Gannett	14,700	455,847
General Motors	166,500	5,431,230
Honda Motor ADR	93,300	2,819,526
Johnson Controls	48,400	2,249,148
Target	49,400	3,636,334

		18,887,530

Consumer Staples — 2.8%
Archer-Daniels-Midland	31,000	1,445,530
Wal-Mart Stores	36,000	3,059,280

		4,504,810

Energy — 11.2%
BP ADR	120,600	4,682,898
California Resources*	18,880	96,665
Ensco, Cl A	163,300	4,578,932
National Oilwell Varco	51,500	2,803,145
Occidental Petroleum	15,700	1,256,000
Royal Dutch Shell ADR, Cl A	32,700	2,009,415
Schlumberger	32,800	2,702,392

		18,129,447

Financials — 15.8%
Allstate	58,200	4,061,778
Annaly Capital Management‡	263,100	2,778,336
Bank of America	250,530	3,795,530
Barclays ADR	163,800	2,299,752
BB&T	30,200	1,065,758
Citigroup	56,100	2,633,895
Lincoln National	26,667	1,332,817

Description	Shares	Value

Marsh & McLennan	41,900	$2,252,963
XL Group, Cl A	151,250	5,216,612

		25,437,441

Health Care — 8.2%
Merck	40,300	2,429,284
Quest Diagnostics	29,500	2,096,565
Sanofi ADR	100,300	4,622,827
Teva Pharmaceutical Industries ADR	72,100	4,099,606

		13,248,282

Industrials — 5.8%
Boeing	34,600	5,029,802
Dover	25,300	1,772,012
Raytheon	25,500	2,551,275

		9,353,089

Information Technology — 20.4%
Applied Materials	81,400	1,859,176
Black Box	144,756	3,041,324
EMC	99,400	2,577,442
Hewlett-Packard	232,600	8,403,838
International Business Machines	37,400	5,733,794
QUALCOMM	24,100	1,505,286
Telefonaktiebolaget LM Ericsson ADR	137,432	1,667,050
Western Union	472,900	8,039,300

		32,827,210

Materials — 10.9%
Dow Chemical	126,300	5,703,708
Mosaic	69,350	3,376,651
Rio Tinto ADR	61,700	2,722,821
Rock-Tenn, Cl A	88,900	5,769,610

		17,572,790

Telecommunication Services — 4.8%
AT&T	233,692	7,693,141

Total Common Stock (Cost $143,215,868)		147,653,740

CASH EQUIVALENT** — 5.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Shares, 0.000% (Cost $8,759,499)	8,759,499	8,759,499

Total Investments — 97.0% (Cost $151,975,367)		$156,413,239

Percentages are based on Net Assets of $161,296,761.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2015.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST MID CAP EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value

COMMON STOCK — 99.2%
Consumer Discretionary — 17.4%
Deckers Outdoor*	4,385	$289,629
Dollar Tree*	7,535	535,738
Gannett	11,475	355,840
La Quinta Holdings*	25,270	513,739
Polaris Industries	3,125	451,844
Under Armour, Cl A*	8,370	603,310

		2,750,100

Consumer Staples — 10.4%
Mead Johnson Nutrition, Cl A	5,435	535,293
Monster Beverage*	5,000	584,750
WhiteWave Foods, Cl A*	16,035	528,674

		1,648,717

Financials — 15.3%
Affiliated Managers Group*	2,390	491,193
Jones Lang LaSalle	4,170	613,324
Lincoln National	10,380	518,792
Moody’s	4,000	365,320
Raymond James Financial	8,165	429,642

		2,418,271

Health Care — 17.4%
Akorn*	14,490	616,984
Charles River Laboratories International*	3,855	267,344
DexCom*	3,595	214,909
Jazz Pharmaceuticals*	3,070	519,874
Mettler-Toledo International*	1,185	360,181
Team Health Holdings*	6,555	338,893
Zimmer Holdings	3,865	433,267

		2,751,452

Description	Shares	Value

Industrials — 15.9%
Avis Budget Group*	6,065	$347,585
B/E Aerospace*	5,975	348,522
Middleby*	6,240	592,925
Roper Industries	4,370	674,466
Wabtec	6,590	549,935

		2,513,433

Information Technology — 21.2%
ACI Worldwide*	25,230	465,998
Akamai Technologies*	9,280	539,679
Euronet Worldwide*	10,490	476,141
F5 Networks*	4,405	491,686
FleetCor Technologies*	3,420	480,510
Fortinet*	20,130	601,786
Take-Two Interactive Software*	10,000	297,200

		3,353,000

Telecommunication Services — 1.6%
SBA Communications, Cl A*	2,215	258,490

Total Common Stock (Cost $12,693,968)		15,693,463

CASH EQUIVALENT** — 1.4%
AIM STIT-Government & Agency Portfolio, Private Class, 0.020% (Cost $214,566)	214,566	214,566

Total Investments — 100.6% (Cost $12,908,534)		$15,908,029

Percentages are based on Net Assets of $15,808,771.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2015.

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST INTERNATIONAL EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value

COMMON STOCK — 93.7%
Australia — 1.1%
Mineral Resources	29,030	$150,374
REA Group	11,944	456,882

		607,256

Brazil — 1.9%
BM&FBOVESPA	115,103	390,362
Itau Unibanco Holding ADR	22,109	267,961
Kroton Educacional	85,616	392,463

		1,050,786

Canada — 8.2%
Avigilon*	29,547	449,936
Canadian National Railway	4,240	279,352
Canadian Oil Sands	34,300	211,895
Catamaran*	9,532	475,742
Constellation Software	2,355	652,532
Encana	32,389	396,101
Gildan Activewear, Cl A	8,321	485,697
lululemon athletica*	13,165	872,050
Valeant Pharmaceuticals International*	4,121	659,236

		4,482,541

China — 4.1%
Alibaba Group Holding ADR*	10,220	910,397
Baidu ADR*	3,942	859,041
Tencent Holdings	25,860	436,169

		2,205,607

Denmark — 1.1%
Novo Nordisk, Cl B	12,966	577,904

Description	Shares	Value

France — 9.6%
Accor	12,705	$631,651
Edenred	14,955	429,814
Eurofins Scientific	1,638	420,809
Hermes International	224	76,018
Ingenico	4,921	514,453
LVMH Moet Hennessy Louis Vuitton	3,473	558,540
Pernod Ricard	3,550	425,671
Publicis Groupe	3,189	238,273
Renault	4,872	372,348
Safran	10,777	717,744
Schneider Electric	4,845	364,206
Total	9,233	473,933

		5,223,460

Germany — 2.5%
Fresenius Medical Care & KGaA	4,381	324,689
GEA Group	6,981	315,542
ProSiebenSat.1 Media	6,333	280,346
Wirecard	9,431	421,557

		1,342,134

Hong Kong — 6.4%
AIA Group	156,301	907,318
China Mobile	76,473	1,002,445
Galaxy Entertainment Group	143,593	750,012
Hong Kong Exchanges and Clearing	14,983	344,836
Sands China	97,445	474,396

		3,479,007

India — 1.7%
ICICI Bank ADR	76,156	914,634

Ireland — 5.3%
Actavis*	3,478	927,026
Experian	73,098	1,288,067
Fleetmatics Group*	4,065	143,942
Perrigo	3,331	505,446

		2,864,481

Israel — 0.9%
Stratasys*	6,281	499,277

Italy — 0.5%
Intesa Sanpaolo	100,523	293,954

Japan — 6.4%
Kakaku.com	34,075	482,032
Kubota	19,057	282,909
Nippon Telegraph & Telephone	6,144	363,644
Nomura Holdings	86,511	459,949
Olympus	15,782	545,805

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST INTERNATIONAL EQUITY FUND

Description	Shares	Value

Sony	18,322	$430,954
Tokyo Electron	8,604	602,222
Toyota Motor	4,404	283,930

		3,451,445

Luxembourg — 0.6%
Altice*	3,711	310,732

Mexico — 0.8%
Wal-Mart de Mexico, Ser V	222,538	429,205

Netherlands — 3.1%
ASML Holding	3,125	325,962
ING Groep*	67,121	834,472
Koninklijke Philips	15,194	418,971
Yandex, Cl A*	6,542	97,410

		1,676,815

Panama — 1.5%
Copa Holdings, Cl A	7,597	816,753

Russia — 0.2%
QIWI ADR	6,437	126,101

South Korea — 0.7%
Korea Electric Power	9,416	368,156

Spain — 2.7%
Amadeus IT Holding, Cl A	7,868	315,539
Banco Bilbao Vizcaya Argentaria	57,567	491,755
Grifols	15,359	644,297

		1,451,591

Sweden — 3.1%
Arcam*	13,913	300,468
Hennes & Mauritz, B Shares	5,906	242,954
Hexagon, Cl B	14,730	466,396
Lundin Petroleum*	28,322	367,423
Svenska Cellulosa SCA, Cl B	13,024	313,932

		1,691,173

Switzerland — 3.8%
Holcim	4,460	311,812
Julius Baer Group	5,909	240,403
Novartis	3,943	384,256
Partners Group Holding	2,109	564,411
Roche Holding	977	263,319
UBS Group*	19,132	320,672

		2,084,873

Taiwan — 0.4%
Eclat Textile	22,876	236,820

Description	Shares	Value

United Kingdom — 18.3%
Abcam	53,321	$346,201
ARM Holdings	28,478	443,843
ASOS*	8,417	347,178
Aviva	75,910	602,263
BT Group, Cl A	102,580	643,553
Burberry Group	11,277	292,971
Compass Group	28,652	493,995
Domino’s Pizza Group*	34,838	352,680
Foxtons Group	143,584	413,649
Hargreaves Lansdown	34,345	520,625
Intertek Group	14,905	513,345
ITV	179,715	594,772
Kingfisher	91,056	468,409
Lloyds Banking Group*	402,350	445,731
Optimal Payments*	122,568	634,332
Reckitt Benckiser Group	5,262	445,350
Rightmove	19,026	664,667
Rio Tinto	5,721	251,399
SABMiller	6,695	364,653
Schroders	13,113	569,835
St. James’s Place	41,431	533,047

		9,942,498

United States — 8.8%
First Cash Financial Services*	7,273	361,613
Liberty Global*	14,326	653,122
MasterCard, Cl A	15,973	1,310,265
Nielsen	16,450	716,562
Priceline Group*	544	549,157
Schlumberger	6,197	510,571
Solera Holdings	12,784	659,655

		4,760,945

Total Common Stock (Cost $50,919,820)		50,888,148

CASH EQUIVALENT** — 4.3%
AIM STIT-Government & Agency Portfolio, Private Class, 0.020% (Cost $2,365,992)	2,365,992	2,365,992

Total Investments — 98.0% (Cost $53,285,812)		$53,254,140

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST INTERNATIONAL EQUITY FUND

The outstanding forward foreign currency contracts held by the Fund at January 31, 2015 are as follows:

Counter party	Settle ment Date	Currency to Deliver	Currency to Receive	Un realized App reciation (Depreciation)
State Street	3/12/15- 4/28/15	EUR 12,996,600	USD 16,498,517	$1,801,548
State Street	5/18/15- 7/22/15	GBP 1,994,200	USD 3,078,226	77,385
State Street	4/2/15- 5/20/15	JPY 1,031,868,400	USD 9,275,923	481,495
State Street	6/9/15	KRW 226,725,000	USD 202,244	(4,079)
State Street	3/12/15- 4/28/15	USD 10,221,484	EUR 8 179,500	(971,921)
State Street	5/18/15	USD 955,651	GBP 627,100	(11,386)
State Street	4/2/15- 5/20/15	USD 6,376,097	JPY 732,292,500	(135,138)
State Street	6/9/15	USD 37,704	KRW 41,700,600	244

				$1,238,148

For the period ended January 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $54,335,169.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2015.

ADR — American Depositary Receipt

Cl — Class

EUR — Euro

GBP — British Pound Sterling

JPY — Japanese Yen

KRW — Korean Won

Ser — Series

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST NATURAL RESOURCES FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value

COMMON STOCK‡ — 95.8%
Energy — 78.9%
Anadarko Petroleum	20,000	$1,635,000
Baker Hughes	14,000	811,860
Bonanza Creek Energy*	24,500	638,960
Canadian Natural Resources	47,500	1,374,650
CARBO Ceramics	12,000	393,360
Chevron	18,500	1,896,805
Concho Resources*	12,500	1,385,625
Crescent Point Energy	57,000	1,353,180
EOG Resources	25,000	2,225,750
Exxon Mobil	20,000	1,748,400
Halliburton	34,000	1,359,660
Marathon Oil	50,000	1,330,000
National Oilwell Varco	8,000	435,440
Noble Energy	14,000	668,360
Occidental Petroleum	15,000	1,200,000
Oil States International*	10,000	410,700
Phillips 66	20,000	1,406,400
Plains GP Holdings, Cl A	72,500	1,890,800
Range Resources	5,500	254,485
Royal Dutch Shell ADR, Cl A	24,000	1,474,800
Schlumberger	20,000	1,647,800
Spectra Energy	15,000	501,600
Suncor Energy	40,000	1,192,400
Total ADR	34,000	1,751,340
Valero Energy	24,500	1,295,560
Western Refining	12,500	464,125

		30,747,060

Financials — 2.2%
Weyerhaeuser††	24,000	860,400

Industrials — 1.7%
General Electric	27,500	656,975

Description	Shares/ Face Amount	Value

Materials — 11.1%
Century Aluminum*	28,500	$658,635
Monsanto	14,000	1,651,720
Rio Tinto ADR	21,000	926,730
Silver Wheaton	28,000	643,160
Steel Dynamics	25,000	426,000

		4,306,245

Utilities — 1.9%
Calpine*	35,000	730,800

Total Common Stock (Cost $36,932,223)		37,301,480

CORPORATE OBLIGATION — 0.6%
Energy — 0.6%
Weatherford International 5.125%, 09/15/20	$250,000	220,024

Total Corporate Obligation (Cost $227,519)		220,024

CASH EQUIVALENT** — 0.1%
AIM STIT-Liquid Assets Portfolio, Private Class, 0.020% (Cost $45,351)	45,351	45,351

Total Investments — 96.5% (Cost $37,205,093)		$37,566,855

Percentages are based on Net Assets of $38,944,436.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2015.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
††	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value

REGISTERED INVESTMENT COMPANIES — 60.2%
Exchange Traded Funds — 60.2%
Consumer Discretionary Select Sector SPDR Fund (A)	41,614	$2,912,564
Consumer Staples Select Sector SPDR Fund (A)	28,235	1,355,845
Energy Select Sector SPDR Fund (A)	6,990	528,095
Financial Select Sector SPDR Fund (A)	265,134	6,100,733
Health Care Select Sector SPDR Fund (A)	78,050	5,406,523
Industrial Select Sector SPDR Fund (A)	91,515	4,993,974
iShares US Technology ETF (A)	79,600	7,988,656
Materials Select Sector SPDR Fund (A)	41,100	1,960,059
SPDR S&P 500 ETF Trust (A)	31,437	6,270,738
Utilities Select Sector SPDR Fund (A)	34,021	1,643,895

Total Registered Investment Companies (Cost $33,873,540)		39,161,082

COMMON STOCK — 37.4%
Consumer Discretionary — 5.8%
Expedia (A)	7,614	654,271
Ford Motor (A)	33,880	498,375
General Motors (A)	23,942	780,988
Viacom, Cl B (A)	13,499	869,605
Walt Disney (A)	10,804	982,732

		3,785,971

Consumer Staples — 7.3%
CVS Health (A)	23,402	2,297,140
Molson Coors Brewing, Cl B (A)	14,912	1,132,268
Walgreens Boots Alliance (A)	17,378	1,281,628

		4,711,036

Description	Shares/ Contracts	Value

Energy — 6.3%
Chevron (A)	11,696	$1,199,191
ConocoPhillips (A)	7,429	467,878
Helmerich & Payne (A)	9,756	581,067
National Oilwell Varco (A)	14,860	808,830
Valero Energy (A)	19,786	1,046,284

		4,103,250

Financials — 4.5%
Allstate (A)	14,035	979,503
Everest Re Group (A)	4,051	694,260
Travelers (A)	12,384	1,273,323

		2,947,086

Health Care — 5.0%
Aetna (A)	8,018	736,213
Amgen (A)	3,957	602,493
Merck (A)	9,995	602,498
Novartis ADR (A)	7,527	733,130
Pfizer (A)	18,685	583,906

		3,258,240

Industrials — 0.9%
General Electric (A)	23,241	555,228

Information Technology — 5.9%
Apple (A)	16,021	1,877,020
Intel (A)	28,077	927,664
Oracle (A)	23,830	998,239

		3,802,923

Telecommunication Services — 1.7%
AT&T (A)	34,385	1,131,954

Total Common Stock (Cost $21,183,802)		24,295,688

CASH EQUIVALENT** — 0.9%
AIM STIT-Liquid Assets Portfolio, Private Class, 0.020% (Cost $586,758)	586,758	586,758

Total Investments — 98.5% (Cost $55,644,100)		$64,043,528

PURCHASED OPTIONS* (B) — 0.4%
S&P 500 Index Call Option, Expires 04/18/15, Strike Price $1,975	3	$23,910
S&P 500 Index Put Option, Expires 04/18/15, Strike Price $2,000	32	222,720

Total Purchased Options (Cost $271,603)		$246,630

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND

Description	Contracts	Value

WRITTEN OPTIONS* (B) — (0.5)%
S&P 500 Index Call Option, Expires 02/21/15, Strike Price $2,005	(25)	$(72,500)
S&P 500 Index Call Option, Expires 02/21/15, Strike Price $2,020	(60)	(120,000)
S&P 500 Index Call Option, Expires 02/21/15, Strike Price $2,025	(60)	(105,600)

Total Written Options (Premiums Received $462,516)		$(298,100)

Percentages are based on Net Assets of $64,998,162.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2015.
(A)	All or a portion is pledged as collateral for written options.
(B)	For the period ended January 31, 2015, the total amount of purchased and written options, as presented in the Schedule of Investments, is representative of the volume of activity for these types of derivatives during the period.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST CONSERVATIVE ALLOCATION FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value

REGISTERED INVESTMENT COMPANIES — 91.6%
Open-End Funds — 68.0%
American Beacon Acadian Emerging Markets Managed Volatility Fund	6,626	$67,847
Frost Credit Fund, Institutional Shares*	10,375	103,749
Frost Growth Equity Fund, Institutional Shares*	15,646	224,045
Frost Total Return Bond Fund, Institutional Shares*	58,250	625,608
Frost Value Equity Fund, Institutional Shares*	18,820	195,725
Hartford Floating Rate Fund	9,531	82,253
Hartford World Bond Fund	21,449	225,641
Metropolitan West Total Return Bond Fund	25,282	280,380
Templeton Global Bond Fund	15,011	185,080
Vanguard Total Bond Market Index Fund	41,617	461,949

		2,452,277

Exchange Traded Funds — 23.6%
iShares Cohen & Steers REIT ETF	1,004	104,245
SPDR S&P 500 ETF Trust	2,368	472,345
Vanguard FTSE All-World ex-US ETF	2,948	138,114
WisdomTree Europe Hedged Equity Fund	2,226	134,183

		848,887

Total Registered Investment Companies (Cost $3,282,529)		3,301,164

CASH EQUIVALENT** — 6.2%
AIM STIT-Liquid Assets Portfolio, Private Class, 0.020% (Cost $222,575)	222,575	222,575

Total Investments — 97.8% (Cost $3,505,104)		$3,523,739

Percentages are based on Net Assets of $3,604,846.

*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended January 31, 2015 are as follows:

Value of Shares Held as of 7/31/14	Pur- chases at Cost	Pro- ceeds from Sales	Change in Unrealized App- reciation (De- preciation)	Real- ized Gain (Loss)	Value of Shares Held as of 1/31/15	Div- idend Income
Frost Credit Fund
$ 116,898	$3,333	$(13,638)	$(2,701)	$(143)	$103,749	$3,306
Frost Growth Equity Fund
$ 267,182	$13,320	$(55,255)	$(6,448)	$5,246	$224,045	$13,321
Frost Total Return Bond Fund
$ 770,834	$21,161	$(156,448)	$(9,677)	$(262)	$625,608	$20,578
Frost Value Equity Fund
$ 206,899	$18,705	$(16,368)	$(14,448)	$937	$195,725	$18,757

**	Rate shown is the 7-day effective yield as of January 31, 2015.

ETF — Exchange Traded Fund

FTSE — Financial Times and London Stock Exchange

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST MODERATE ALLOCATION FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value

REGISTERED INVESTMENT COMPANIES — 95.7%
Exchange Traded Funds — 54.8%
iShares Cohen & Steers REIT ETF	3,751	$389,466
iShares Core S&P Mid-Capital ETF	2,105	301,373
iShares MSCI EAFE ETF	19,880	1,216,855
SPDR S&P 500 ETF Trust	26,476	5,281,168
Vanguard MSCI Emerging Markets ETF	10,735	428,756
Vanguard Small-Capital ETF	2,673	305,149
WisdomTree Europe Hedged Equity Fund	10,000	602,800

		8,525,567

Open-End Funds — 40.9%
Frost Credit Fund, Institutional Shares*	46,369	463,689
Frost Growth Equity Fund, Institutional Shares*	49,830	713,562
Frost Natural Resources Fund, Institutional Shares*	12,098	112,629
Frost Total Return Bond Fund, Institutional Shares*	214,661	2,305,457
Frost Value Equity Fund, Institutional Shares*	64,701	672,892
Hartford Floating Rate Fund	37,277	321,703
Hartford World Bond Fund	59,275	623,573
Templeton Global Bond Fund	48,064	592,632
Vanguard Total Bond Market Index Fund	49,029	544,227

		6,350,364

Total Registered Investment Companies (Cost $14,645,694)		14,875,931

CASH EQUIVALENT** — 3.4%
AIM STIT-Liquid Assets Portfolio, Private Class, 0.020% (Cost $538,136)	538,136	538,136

Total Investments — 99.1% (Cost $15,183,830)		$15,414,067

Percentages are based on Net Assets of $15,548,503.

*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended January 31, 2015 are as follows:

Val ue of Shares Held as of 7/31/14	Pur- ch ases at Cost	Pro- ceeds from Sales	Cha nge in Unr ealized App- reci ation (De- preci ation)	Real- ized Gain (Loss)	Value of Shares Held as of 1/31/15	Div- idend Inc ome
Frost Credit Fund
$491,696	$14,422	$(30,000)	$(12,194)	$(235)	$463,689	$14,418
Frost Growth Equity Fund
$679,615	$42,423	$—	$(8,476)	$—	$713,562	$42,423
Frost Natural Resources Fund
$203,641	$1,232	$(45,000)	$(47,430)	$186	$112,629	$1,233
Frost Total Return Bond Fund
$2,319,052	$70,029	$(50,000)	$(35,461)	$1,837	$2,305,457	$69,530
Frost Value Equity Fund
$656,641	$64,156	$—	$(47,905)	$—	$672,892	$64,331

**	Rate shown is the 7-day effective yield as of January 31, 2015.

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST AGGRESSIVE ALLOCATION FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value

REGISTERED INVESTMENT COMPANIES — 97.7%
Exchange Traded Funds — 51.2%
iShares Core S&P Mid-Capital ETF	2,380	$340,745
SPDR S&P 500 ETF Trust	9,618	1,918,502
Vanguard FTSE All-World ex-US ETF	18,155	850,562
Vanguard FTSE Emerging Markets ETF	10,885	434,747
Vanguard Small-Capital ETF	2,937	335,288
WisdomTree Europe Hedged Equity Fund	8,558	515,876

		4,395,720

Open-End Funds — 46.5%
Cohen & Steers Institutional Realty Shares	6,799	361,901
Frost Cinque Large Cap Buy-Write Equity Fund, Institutional Shares*	3,306	42,015
Frost Credit Fund, Institutional Shares*	13,006	130,060
Frost Growth Equity Fund, Institutional Shares*	95,103	1,361,868
Frost Natural Resources Fund, Institutional Shares*	8,612	80,175
Frost Value Equity Fund, Institutional Shares*	63,859	664,134
Hartford Floating Rate Fund	6,993	60,348
Hartford World Bond Fund	28,889	303,917
Metropolitan West Total Return Bond Fund	23,782	263,741
Templeton Global Bond Fund	22,310	275,087
Vanguard Total Bond Market Index Fund	39,756	441,287

		3,984,533

Total Registered Investment Companies (Cost $8,503,420)		8,380,253

CASH EQUIVALENT** — 2.2%
AIM STIT-Liquid Assets Portfolio, Private Class, 0.020% (Cost $192,321)	192,321	192,321

Total Investments — 99.9% (Cost $8,695,741)		$8,572,574

Percentages are based on Net Assets of $8,581,644.

*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended January 31, 2015 are as follows:

Value of Shares Held as of 7/31/14	Pur- chases at Cost	Pro- ceeds from Sales	Change in Unrealized App- reciation (De- preciation)	Real- ized Gain (Loss)	Value of Shares Held as of 1/31/15	Div- idend Income
Frost Cinque Large Cap Buy-Write Equity Fund
$—	$42,763	$—	$(748)	$—	$42,015	$378
Frost Credit Fund
$9,326	$121,102	$—	$(368)	$—	$130,060	$1,307
Frost Growth Equity Fund
$52,805	$1,335,765	$—	$(26,702)	$—	$1,361,868	$6,414
Frost Natural Resources Fund
$14,916	$163,013	$(86,550)	$(4,076)	$(7,128)	$80,175	$1,823
Frost Total Return Bond Fund
$33,785	$227,463	$(261,458)	$155	$55	$—	$2,621
Frost Value Equity Fund
$51,113	$822,368	$(173,100)	$(26,907)	$(9,340)	$664,134	$7,602

**	Rate shown is the 7-day effective yield as of January 31, 2015.

ETF — Exchange Traded Fund

FTSE — Financial Times and London Stock Exchange

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value

MORTGAGE-BACKED SECURITIES — 40.1%
Agency Residential Mortgage-Backed Obligations — 18.4%
FHLMC 6.000%, 05/01/26 to 11/01/47	$945,925	$1,063,707
5.500%, 12/01/37	399,625	449,067
5.000%, 04/01/24	507,366	558,724
3.080%, 01/01/45 (A)	15,015,858	15,626,386
2.373%, 08/01/37 to 06/01/43 (A)	18,357,029	18,904,574
1.997%, 02/01/37 (A)	3,264,392	3,447,796
FHLMC REMIC, Ser 2010-3695, Cl DI, IO 4.500%, 05/15/30	3,011,930	283,348
FHLMC REMIC, Ser 2010-3747, Cl HX 4.500%, 11/15/39	10,000,000	11,126,460
FHLMC REMIC, Ser 2011-3834, Cl AI, IO 4.000%, 02/15/29	6,088,604	326,034
FHLMC REMIC, Ser 2011-3875, Cl GK 2.250%, 06/15/26	1,902,768	1,927,750
FHLMC REMIC, Ser 2011-3898, Cl FC 0.677%, 11/15/36 (A)	4,729,505	4,768,414
FHLMC, Ser 2012-293, Cl IO, IO 4.000%, 11/15/32	4,245,645	663,318

Description	Face Amount	Value

FHLMC, Ser 2012-3996, Cl QL 4.000%, 02/15/42	$9,034,408	$10,208,601
FHLMC, Ser 2012-4029, Cl LI, IO 3.000%, 01/15/27	19,675,729	1,897,130
FHLMC, Ser 2012-4054, Cl HI, IO 3.000%, 05/15/26	15,171,414	1,204,357
FHLMC, Ser 2012-4077, Cl AI, IO 3.000%, 01/15/27	32,428,855	2,595,985
FHLMC, Ser 2012-4106, Cl YI, IO 2.500%, 09/15/27	9,411,072	825,854
FHLMC, Ser 2012-4134, Cl BI, IO 2.500%, 11/15/27	30,197,568	2,747,345
FHLMC, Ser 2012-4136, Cl PI 3.000%, 11/15/32	41,061,348	5,990,641
FHLMC, Ser 2012-4148, Cl LI, IO 2.500%, 12/15/27	18,110,452	1,635,783
FHLMC, Ser 2013-4213, Cl IG, IO 4.000%, 06/15/43	45,066,261	7,660,904
FHLMC, Ser 2014-4349, Cl KI, IO 3.000%, 04/15/33	28,897,626	3,394,162
FNMA 5.500%, 07/01/36 to 12/01/47	769,326	843,105
5.000%, 04/01/19 to 05/01/35	2,495,393	2,683,786
4.500%, 02/01/39 to 08/01/41	18,392,596	20,270,732
3.500%, 10/01/40 to 11/01/40	2,352,043	2,488,652
3.375%, 02/01/42 (A)	9,528,706	10,051,206
2.780%, 10/01/42 (A)	7,848,979	8,167,338
2.710%, 08/01/23	3,225,520	3,384,956
2.384%, 01/01/38 (A)	8,387,560	9,024,858
2.250%, 10/30/24	10,000,000	9,958,150
2.032%, 07/01/37 (A)	5,376,963	5,709,104
1.750%, 11/26/19	15,000,000	15,292,740
FNMA REMIC, Ser 2005-66, Cl FD 0.468%, 07/25/35 (A)	1,970,607	1,973,997
FNMA REMIC, Ser 2011-103, Cl GI, IO 3.500%, 10/25/26	10,702,732	984,717
FNMA REMIC, Ser 2011-121, Cl JP 4.500%, 12/25/41	1,676,263	1,833,255
FNMA REMIC, Ser 2012-13, Cl JP 4.500%, 02/25/42	1,162,267	1,245,263

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

FNMA STRIPS, Ser 2009-397, Cl 2, IO 5.000%, 09/25/39	$4,811,738	$738,532
FNMA STRIPS, Ser 2009-400, Cl 2, IO 4.500%, 11/25/39	7,115,207	1,107,897
FNMA STRIPS, Ser 2010-404, Cl 2, IO 4.500%, 05/25/40	7,538,191	1,136,266
FNMA STRIPS, Ser 2010-405, Cl 2, IO 4.000%, 10/25/40	8,281,951	1,242,437
FNMA STRIPS, Ser 2011-407, Cl 2, IO 4.000%, 03/25/41	12,378,301	1,151,795
FNMA, Ser 2011-146, Cl AY 3.500%, 01/25/32	5,000,000	5,308,810
FNMA, Ser 2011-4, Cl PI, IO 5.000%, 04/25/40	5,088,107	565,492
FNMA, Ser 2012-100, Cl I, IO 2.500%, 07/25/22	14,755,370	924,347
FNMA, Ser 2012-31, Cl LI, IO 4.000%, 07/25/40	16,146,659	2,028,445
FNMA, Ser 2012-410, Cl C5, IO 3.500%, 05/25/27	38,967,552	3,421,717
FNMA, Ser 2012-61, Cl KI, IO 4.000%, 12/25/41	14,589,496	1,894,075
FNMA, Ser 2012-68, Cl GY 3.000%, 07/25/32	5,000,000	5,214,500
FNMA, Ser 2013-104, Cl TI, IO 3.000%, 08/25/32	12,903,133	1,373,719
FNMA, Ser 2013-36, Cl MH 2.500%, 12/25/36	10,000,000	10,014,240
FNMA, Ser 2013-5, Cl BD 2.000%, 03/25/40	4,301,027	4,309,749
GNMA 4.500%, 06/15/39	1,407,263	1,538,726
2.000%, 09/20/40 (A)	1,851,674	1,934,175
GNMA REMIC, Ser 2009-108, Cl WG 4.000%, 09/20/38	1,780,822	1,877,301
GNMA REMIC, Ser 2011-125, Cl BI, IO 4.000%, 12/20/30	20,052,240	1,631,226

Description	Face Amount	Value

GNMA, Ser 2010-138, Cl PI, IO 4.000%, 08/20/38	$2,868,302	$233,864
GNMA, Ser 2012-10, Cl LD 3.000%, 07/20/40	7,012,964	7,211,339
GNMA, Ser 2012-65, Cl AI, IO 3.500%, 03/20/36	7,974,638	470,333
GNMA, Ser 2013-144, Cl UB 3.500%, 10/16/28	1,368,054	1,450,573
GNMA, Ser 2013-36, Cl GD 3.000%, 03/20/43	2,000,000	2,060,362
GNMA, Ser 2013-42, Cl MI, IO 3.500%, 04/20/41	8,706,562	926,296
GNMA, Ser 2013-62, Cl NI, IO 4.000%, 08/20/40	20,986,741	2,368,289
GNMA, Ser 2014-151, Cl HI, IO 3.500%, 07/20/39	40,515,658	2,748,777
GNMA, Ser 2014-32, Cl CI, IO 4.000%, 03/20/43	10,127,046	1,244,667
GNMA, Ser 2014-44, Cl IO, IO 4.000%, 11/16/26	40,818,956	4,865,301

		262,211,449

Commercial Mortgage-Backed Obligations — 19.7%
A10 Securitization, Ser 2012-1, Cl D 8.000%, 04/15/24 (B)	69,351	69,351
A10 Securitization, Ser 2012-1, Cl C 7.870%, 04/15/24 (B)	143,287	143,287
A10 Securitization, Ser 2013-2, Cl B 4.380%, 11/15/27 (B)	2,000,000	2,060,254
A10 Securitization, Ser 2013-2, Cl C 5.120%, 11/15/27 (B)	1,500,000	1,557,824
Acre Commercial Mortgage Trust, Ser 2014-FL2, Cl D 3.567%, 08/15/31 (A) (B)	1,500,000	1,495,268
BAMLL Re-REMIC Trust, Ser 2014-FRR7, Cl A 2.418%, 10/26/44 (A) (B)	5,720,000	5,605,692
Banc of America Commercial Mortgage Trust, Ser 2006-6, Cl B 5.480%, 10/10/45	9,645,000	9,708,927

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AJ 5.990%, 02/10/51 (A)	$8,193,273	$8,378,752
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-6, Cl H 5.153%, 09/10/47 (A)	2,000,000	1,928,442
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl AJ 5.421%, 10/10/45	4,500,000	4,673,570
Banc of America Merrill Lynch Commercial Mortgage, Ser 2007-3, Cl AJ 5.591%, 06/10/49 (A)	5,000,000	5,219,045
Banc of America Merrill Lynch Commercial Mortgage, Ser 2008-1, Cl B 6.268%, 02/10/51 (A) (B)	4,549,000	4,693,867
Banc of America Merrill Lynch Commercial Mortgage, Ser 2008-1, Cl AJ 6.268%, 02/10/51 (A)	5,000,000	5,365,800
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl A3 5.209%, 12/11/38	523,982	524,577
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl J 5.890%, 06/11/50 (A) (B)	460,582	—
Bear Stearns Commercial Mortgage Securities, Ser 2007-T26, Cl AJ 5.566%, 01/12/45 (A)	9,150,000	9,493,207
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl AJ 5.772%, 03/15/49 (A)	5,980,000	6,222,118
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl C 5.400%, 07/15/44 (A)	3,000,000	3,055,338
Commercial Mortgage Pass Through Certificates, Ser 2010-C1, Cl C 5.757%, 07/10/46 (A) (B)	1,750,000	2,039,214
Commercial Mortgage Trust, Ser 2005-CD1, Cl D 5.226%, 07/15/44 (A)	750,000	753,902
Commercial Mortgage Trust, Ser 2007-GG11, Cl AJ 6.066%, 12/10/49 (A)	2,000,000	2,109,550
Commercial Mortgage Trust, Ser 2012-CR2, Cl C 4.857%, 08/15/45 (A)	1,000,000	1,102,691

Description	Face Amount	Value

Commercial Mortgage Trust, Ser 2014-LC15, Cl D 4.944%, 04/10/47 (A) (B)	$5,000,000	$4,932,880
Credit Suisse Commercial Mortgage Trust, Ser 2007-C4, Cl AJ 5.898%, 09/15/39 (A)	5,000,000	5,257,940
Credit Suisse Commercial Mortgage Trust, Ser 2007-C4, Cl A1AJ 5.898%, 09/15/39 (A)	5,000,000	5,250,165
Credit Suisse First Boston Mortgage Securities, Ser 2001-CF2, Cl G 6.930%, 02/15/34 (B)	122,753	122,748
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL 0.418%, 04/15/37 (A)	2,500,000	2,484,213
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl F 5.100%, 08/15/38 (A)	4,850,000	4,767,264
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C 5.730%, 11/10/46 (A) (B)	1,000,000	1,146,490
FREMF Mortgage Trust, Ser 2011-K15, Cl B 5.099%, 08/25/44 (A) (B)	4,000,000	4,477,696
FREMF Mortgage Trust, Ser 2012-K21, Cl C 3.939%, 07/25/45 (A) (B)	4,000,000	4,095,424
FREMF Mortgage Trust, Ser 2012-K22, Cl C 3.687%, 08/25/45 (A) (B)	1,000,000	1,021,817
FREMF Mortgage Trust, Ser 2012-K710, Cl C 3.949%, 06/25/47 (A) (B)	2,000,000	2,043,358
FREMF Mortgage Trust, Ser 2012-KF01, Cl C 4.419%, 10/25/44 (A) (B)	4,500,000	4,722,499
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl J 5.750%, 03/10/39 (A) (B) (C)	956,439	11,955
Hilton USA Trust, Ser 2013-HLF, Cl DFL 2.907%, 11/05/30 (A) (B)	4,927,325	4,921,327
Impact Funding, Ser 2001-AA, Cl D 6.975%, 07/25/33	87,994	93,503
Impact Funding, Ser 2001-AA, Cl B 6.315%, 07/25/33	117,323	134,851

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Impact Funding, Ser 2001-AA, Cl C 6.515%, 07/25/33	$293,310	$335,077
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl F 5.253%, 01/15/42 (A) (B)	6,174,000	6,061,312
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl E 5.044%, 01/15/42 (A)	5,337,000	5,378,047
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AJ 5.480%, 05/15/45 (A)	5,000,000	5,267,980
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J 5.999%, 02/15/51 (A) (B)	111,787	—
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM 5.464%, 01/15/49 (A)	5,000,000	5,198,685
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl D 5.314%, 04/15/40 (A)	10,000,000	9,951,800
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl C 5.350%, 11/15/40 (A)	1,100,000	1,121,498
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl F 5.858%, 06/15/38 (A)	4,700,000	4,399,712
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl D 6.164%, 07/15/40 (A)	650,000	547,184
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ 6.125%, 07/15/40 (A)	1,000,000	1,043,951
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl C 6.255%, 09/15/45 (A)	10,450,000	10,187,151
LStar Commercial Mortgage Trust, Ser 2014-2, Cl D 5.123%, 01/20/41 (A) (B)	3,752,000	3,645,353
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl AM 5.837%, 06/12/50 (A)	3,000,000	3,105,786
Morgan Stanley Capital I, Ser 2006-T23, Cl A3 5.806%, 08/12/41 (A)	1,349,111	1,349,396
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ 5.574%, 11/12/49 (A)	10,000,000	10,317,030

Description	Face Amount	Value

Morgan Stanley Capital I, Ser 2007-T27, Cl B 5.651%, 06/11/42 (A) (B)	$500,000	$452,754
Morgan Stanley Capital I, Ser 2007-T27, Cl AJ 5.650%, 06/11/42 (A)	13,000,000	14,286,844
Morgan Stanley Capital I, Ser 2011-C1, Cl C 5.251%, 09/15/47 (A) (B)	2,000,000	2,247,222
Morgan Stanley Re-REMIC Trust, Ser 2011-KEYA, Cl 1B 6.184%, 12/19/40 (A) (B)	8,000,000	7,956,528
New York Mortgage Securitization Trust, Ser 2013-1, Cl A 5.402%, 08/27/24 (A) (B)	8,000,000	8,040,000
NorthStar, Ser 2013-1A, Cl B 5.170%, 08/25/29 (A) (B)	4,000,000	4,040,000
RAIT Trust, Ser 2014-FL3, Cl C 3.567%, 12/15/31 (A) (B)	5,750,000	5,777,722
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C 5.543%, 05/10/45 (A) (B)	4,750,000	5,428,043
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl E 4.889%, 05/10/63 (A) (B)	15,254,806	15,483,476
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C 4.958%, 08/10/49 (A) (B)	3,000,000	3,312,600
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D 4.500%, 12/10/45 (A) (B)	13,384,000	13,549,145
Velocity Commercial Capital Loan Trust, Ser 2011-1 4.170%, 08/25/40 (A) (B) (D)	2,239,607	2,199,294
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl J 5.878%, 12/15/43 (A) (B)	1,414,000	20,701
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AJ 5.413%, 12/15/43 (A)	5,000,000	5,128,010
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C 4.634%, 03/15/46 (A)	3,000,000	3,284,760

		280,801,867

Non-Agency Residential Mortgage-Backed Obligations — 2.0%
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8 2.458%, 02/25/37 (A)	1,000,000	—

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

WinWater Mortgage Loan Trust, Ser 2014-1, Cl A1 4.000%, 06/20/44 (A) (B)	$8,398,656	$8,721,484
WinWater Mortgage Loan Trust, Ser 2014-2, Cl A1 4.000%, 09/20/44 (A) (B)	9,269,392	9,663,342
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A3 3.500%, 11/20/44 (A) (B)	9,664,937	9,797,829

		28,182,655

Total Mortgage-Backed Securities (Cost $582,714,271)		571,195,971

CORPORATE OBLIGATIONS — 18.8%
Consumer Discretionary — 2.0%
Advance Auto Parts 5.750%, 05/01/20	6,000,000	6,825,258
Dillard’s 7.875%, 01/01/23	3,604,000	4,162,620
7.750%, 07/15/26	1,814,000	2,018,075
7.750%, 05/15/27	1,400,000	1,564,500
General Motors Financial 4.000%, 01/15/25	7,000,000	7,152,950
Interpublic Group of Cos 4.200%, 04/15/24	5,500,000	5,876,392
4.000%, 03/15/22	1,095,000	1,149,632

		28,749,427

Energy — 3.5%
Access Midstream Partners 4.875%, 05/15/23	4,400,000	4,510,000
4.875%, 03/15/24	2,600,000	2,658,500
Cameron International 4.000%, 12/15/23	5,000,000	5,162,140
Kerr-McGee 6.950%, 07/01/24	5,045,000	6,233,627
Lukoil International Finance BV 4.563%, 04/24/23	13,131,000	9,999,256
Noble Holding International 3.050%, 03/01/16	500,000	492,977
Petrobras International Finance 3.500%, 02/06/17	1,200,000	1,117,500
PHI 5.250%, 03/15/19	70,000	60,900
Pioneer Natural Resources 3.950%, 07/15/22	2,250,000	2,292,494
Seadrill (B) 6.625%, 09/15/20	700,000	553,000
Transocean 6.500%, 11/15/20	19,230,000	16,105,125

		49,185,519

Description	Face Amount	Value

Financials — 8.6%
Assured Guaranty US Holdings 5.000%, 07/01/24	$16,500,000	$17,490,858
Bank of America 5.875%, 01/05/21	2,043,000	2,407,065
Barclays Bank 7.625%, 11/21/22	5,250,000	5,857,031
BioMed Realty‡ 6.125%, 04/15/20	2,000,000	2,327,738
Enova International (B) 9.750%, 06/01/21	17,000,000	15,108,750
Farmers Exchange Capital (B) 7.050%, 07/15/28	5,000,000	6,476,900
Genworth Holdings 7.625%, 09/24/21	10,000,000	9,802,340
Jefferies Group 8.500%, 07/15/19	10,000,000	12,064,600
Ladder Capital Finance Holdings 7.375%, 10/01/17	9,530,000	9,768,250
McGraw Hill Financial 6.550%, 11/15/37	7,052,000	8,281,488
Navient MTN (A) 5.500%, 01/25/23	15,000,000	14,400,000
3.814%, 12/15/20	3,525,000	3,332,535
Select Income‡ 3.600%, 02/01/20	3,000,000	3,031,689
Societe Generale (B) 5.000%, 01/17/24	7,750,000	8,102,811
UBS 7.625%, 08/17/22	3,500,000	4,177,726

		122,629,781

Health Care — 0.2%
Actavis 3.250%, 10/01/22	3,000,000	2,979,888

Industrials — 0.2%
Fly Leasing 6.375%, 10/15/21	3,500,000	3,430,000

Information Technology — 2.1%
Adobe Systems 3.250%, 02/01/25	3,000,000	3,047,865
BMC Software 7.250%, 06/01/18	16,813,000	16,056,415
DynCorp International 10.375%, 07/01/17	4,485,000	4,036,500
Jabil Circuit 8.250%, 03/15/18	2,000,000	2,300,000
Juniper Networks 4.500%, 03/15/24	4,327,000	4,504,294

		29,945,074

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Materials — 0.5%
Cliffs Natural Resources 6.250%, 10/01/40	$500,000	$325,000
MeadWestvaco 7.375%, 09/01/19	5,000,000	6,027,880

		6,352,880

Telecommunication Services — 1.5%
Crown Castle Towers (B) 6.113%, 01/15/20	2,500,000	2,891,413
Unison Ground Lease Funding (B) 5.780%, 03/15/20	4,000,000	3,970,487
Verizon Virginia 8.375%, 10/01/29	3,360,000	4,688,242
WCP Wireless Site Funding (B) 6.829%, 11/15/15	10,000,000	10,250,380

		21,800,522

Utilities — 0.2%
Nisource Finance 4.450%, 12/01/21	3,000,000	3,321,012

Total Corporate Obligations (Cost $265,586,177)		268,394,103

U.S. TREASURY OBLIGATIONS — 18.6%
U.S. Treasury Inflationary Protection Security 1.125%, 01/15/21	5,397,650	5,806,689
U.S. Treasury Notes 2.500%, 05/15/24	27,000,000	28,961,712
2.375%, 08/15/24	50,000,000	53,109,400
2.250%, 11/15/24	100,000,000	105,125,000
1.750%, 10/31/20	70,000,000	71,547,630

Total U.S. Treasury Obligations (Cost $253,575,967)		264,550,431

COLLATERALIZED LOAN OBLIGATIONS — 7.9%
AMMC CLO X, Ser 2012-10A, Cl D 4.729%, 04/11/22 (A) (B)	4,000,000	3,904,428
Avery Point CLO, Ser 2014-1A, Cl B1 2.356%, 04/25/26 (A) (B)	7,500,000	7,392,570
Babson CLO, Ser 2012-1A, Cl C 4.230%, 04/15/22 (A) (B)	3,000,000	2,945,265
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl C 3.481%, 01/20/26 (A) (B)	2,000,000	1,816,524
Benefit Street Partners CLO, Ser 2012-IA, Cl C 4.731%, 10/15/23 (A) (B)	4,000,000	4,006,636
Carlyle Global Market Strategies CLO, Ser 2013-1A, Cl D 5.734%, 02/14/25 (A) (B)	4,000,000	3,768,960

Description	Face Amount	Value

Emerson Park CLO, Ser 2013-1A, Cl D 4.003%, 07/15/25 (A) (B)	$4,500,000	$4,326,853
Galaxy XIV CLO, Ser 2012-14A, Cl C1 3.334%, 11/15/24 (A) (B)	3,500,000	3,444,903
Galaxy XIV CLO, Ser 2012-14A, Cl D 4.634%, 11/15/24 (A) (B)	3,000,000	2,968,227
Golub Capital Partners CLO, Ser 2014-19A, Cl C 3.756%, 04/26/26 (A) (B)	10,000,000	9,283,600
Keuka Park CLO, Ser 2013-1A, Cl C 2.806%, 10/21/24 (A) (B)	2,000,000	1,906,842
KKR CLO, Ser 2012-1A, Cl C 4.741%, 12/15/24 (A) (B)	5,750,000	5,734,504
Madison Park Funding XII, Ser 2014-12A, Cl D 3.757%, 07/20/26 (A) (B)	5,000,000	4,743,360
Madison Park Funding XII, Ser 2014-12A, Cl C 3.357%, 07/20/26 (A) (B)	12,000,000	11,813,448
MCF CLO IV, Ser 2014-1A, Cl C 3.531%, 10/15/25 (A) (B)	4,000,000	3,889,600
Newstar Trust, Ser 2012-2A, Cl C 4.484%, 01/20/23 (A) (B)	8,000,000	7,944,648
Oak Hill Credit Partners VI, Ser 2012-6A, Cl D 4.734%, 05/15/23 (A) (B)	2,500,000	2,500,045
Oak Hill Credit Partners VII, Ser 2012-7A, Cl D 4.232%, 11/20/23 (A) (B)	6,500,000	6,355,382
Octagon Investment Partners XX, Ser 2014-1A, Cl C 3.035%, 08/12/26 (A) (B)	5,500,000	5,329,599
Octagon Investment Partners XXI, Ser 2014-1A, Cl C 3.884%, 11/14/26 (A) (B)	5,000,000	4,707,500
Pinnacle Park CLO, Ser 2014-1A, Cl C 3.331%, 04/15/26 (A) (B)	5,000,000	4,914,180
Symphony CLO VII, Ser 2011-7A, Cl D 3.435%, 07/28/21 (A) (B)	5,000,000	4,858,845
Symphony CLO VII, Ser 2011-7A, Cl E 3.835%, 07/28/21 (A) (B)	4,000,000	3,934,812

Total Collateralized Loan Obligations (Cost $111,412,587)		112,490,731

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

ASSET-BACKED SECURITIES — 7.2%
Automotive — 3.8%
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl D 4.940%, 06/15/20 (B)	$4,000,000	$4,104,228
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl D 5.200%, 04/12/21 (B)	1,750,000	1,788,841
American Credit Acceptance Receivables Trust, Ser 2014-2, Cl D 4.960%, 05/10/21 (B)	3,750,000	3,810,502
American Credit Acceptance Receivables Trust, Ser 2014-3, Cl D 4.700%, 11/10/21 (B)	3,000,000	3,024,871
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl D 5.240%, 02/10/22 (B)	7,000,000	7,064,750
Avis Budget Rental Car Funding AESOP, Ser 2010-5A, Cl C 5.940%, 03/20/17 (B)	3,000,000	3,104,781
Bush Truck Leasing, Ser 2011-AA, Cl C 5.000%, 09/25/18 (B)	837,272	744,568
CFC, Ser 2014-2A, Cl D 4.280%, 11/16/20 (B)	3,610,000	3,652,008
CPS Auto Receivables Trust, Ser 2013-D, Cl D 5.540%, 11/15/19 (B)	1,850,000	1,901,846
CPS Auto Receivables Trust, Ser 2014-D, Cl E 6.210%, 02/15/22 (B)	2,000,000	2,023,928
CPS Auto Trust, Ser 2012-A, Cl D 8.590%, 06/17/19 (B)	194,728	195,234
CPS Auto Trust, Ser 2012-C, Cl E 7.500%, 12/16/19 (B)	372,997	377,337
CPS Auto Trust, Ser 2012-D, Cl E 7.260%, 03/16/20 (B)	376,687	382,535
CPS Auto Trust, Ser 2014-C, Cl D 4.830%, 08/17/20 (B)	1,000,000	996,343
DT Auto Owner Trust, Ser 2012-1A, Cl D 4.940%, 07/16/18 (B)	616,346	624,257
DT Auto Owner Trust, Ser 2013-1A, Cl D 3.740%, 05/15/20 (B)	5,000,000	5,060,165
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl C 3.520%, 02/15/19 (B)	2,000,000	2,015,153
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl D 6.810%, 08/17/20 (B)	4,000,000	4,199,495

Description	Face Amount	Value

Exeter Automobile Receivables Trust, Ser 2014-2A, Cl D 4.930%, 12/15/20 (B)	$1,240,000	$1,231,411
Flagship Credit Auto Trust, Ser 2014-1, Cl D 4.830%, 06/15/20 (B)	2,080,000	2,092,748
Hertz Fleet Lease Funding, Ser 2014-1, Cl E 2.102%, 04/10/28 (A) (B)	5,000,000	5,000,359
SNAAC Auto Receivables Trust, Ser 2012-1A, Cl D 6.210%, 12/17/18 (B)	1,000,000	1,002,079

		54,397,439

Other Asset-Backed Securities — 1.8%
321 Henderson Receivables I, Ser 2010-2A, Cl B 7.450%, 01/15/50 (B)	5,097,031	6,146,938
321 Henderson Receivables I, Ser 2012-1A, Cl B 7.140%, 02/15/67 (B)	1,000,000	1,282,413
321 Henderson Receivables I, Ser 2012-2A, Cl B 6.770%, 10/17/61 (B)	2,500,000	3,116,952
OneMain Financial Issuance Trust, Ser 2014-2A, Cl C 4.330%, 09/18/24 (B)	2,080,000	2,090,982
Sierra Receivables Funding, Ser 2011-1A, Cl C 6.190%, 04/20/26 (B)	1,245,573	1,296,043
Sierra Receivables Funding, Ser 2011-2A, Cl C 8.350%, 05/20/28 (B)	817,485	854,695
Sierra Receivables Funding, Ser 2011-3A, Cl C 9.310%, 07/20/28 (B)	771,614	824,688
Silverleaf Finance, Ser 2010-B, Cl B 8.475%, 05/16/22 (B)	584,805	589,312
TAL Advantage V, Ser 2014-3A, Cl B 4.150%, 11/21/39 (B)	2,330,417	2,367,782
Trip Rail Master Funding, Ser 2011-1A, Cl A2 6.024%, 07/15/41 (B)	3,000,000	3,663,300
Westgate Resorts, Ser 2012-2A, Cl C 9.000%, 01/20/25 (B)	291,685	296,841
Westgate Resorts, Ser 2014-AA, Cl A 6.250%, 10/20/26 (B)	2,431,065	2,437,143

		24,967,089

Student Loan — 1.6%
Brazos Student Finance, Ser 2009-1, Cl B 2.734%, 12/27/39 (A)	5,000,000	4,998,940

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

National Collegiate Student Loan Trust, Ser 2005-1, Cl A4 0.408%, 11/27/28 (A)	$3,615,877	$3,544,044
Nelnet Student Loan Trust, Ser 2013-3A, Cl B 1.668%, 07/25/47 (A) (B)	10,000,000	9,534,304
SLM Student Loan Trust, Ser 2012-7, Cl B 1.970%, 09/25/43 (A)	5,000,000	5,008,240

		23,085,528

Total Asset-Backed Securities (Cost $98,218,703)		102,450,056

MUNICIPAL BONDS — 5.9%
Allentown Neighborhood Improvement Zone Development Authority, Ser B, RB 5.220%, 05/01/20	2,425,000	2,512,130
California School Finance Authority, RB 6.500%, 06/01/17	290,000	288,095
California State, Build America Bonds, GO Callable 03/01/20 @ 100 7.950%, 03/01/36	3,000,000	3,770,190
Dallas-Fort Worth, International Airport Facilities Improvement, RB 7.000%, 01/01/16	5,000,000	5,187,500
Government Development Bank for Puerto Rico, Ser Senior A, RB 4.375%, 02/01/19	5,400,000	3,726,648
Government Development Bank for Puerto Rico, Ser Senior B, RB 4.704%, 05/01/16	11,090,000	9,220,337
Hidalgo County, Build America Bonds, GO Callable 08/15/19 @ 100 6.006%, 08/15/29	500,000	576,810
Illinois State, Build America Bonds, GO 7.350%, 07/01/35	3,000,000	3,667,440
Maricopa County, Unified School District No. 69, School Improvement Project, GO Callable 07/01/21 @ 100 6.000%, 07/01/26	1,000,000	1,174,920
Mission Economic Development, RB Callable 12/01/20 @ 100 10.875%, 12/01/28	3,315,000	3,407,555
9.750%, 12/01/25	3,045,000	3,143,902
8.550%, 12/01/21	2,600,000	2,701,946
North Texas, Tollway Authority, Build America Bonds, RB Callable 02/01/20 @ 100 8.910%, 02/01/30	16,540,000	20,477,843

Description	Face Amount	Value

Pasadena, Independent School District, GO, PSF-GTD Callable 02/15/22 @ 100 4.089%, 02/15/30	$3,000,000	$3,173,670
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB Callable 05/15/20 @ 100 8.000%, 05/15/29	5,000,000	5,571,400
San Antonio, Airport System, Ser B, RB, AGM 4.861%, 07/01/18	2,000,000	2,161,640
San Juan, Higher Education Finance Authority, RB Callable 08/15/20 @ 100 8.250%, 08/15/29	4,400,000	4,764,276
Texas State, Public Finance Authority Charter School, Charter Education New Frontiers, Ser Q, RB Callable 08/15/20 @ 100 8.750%, 08/15/27	1,605,000	1,827,485
Texas State, Public Finance Authority Charter School, RB 8.125%, 02/15/27	1,900,000	2,313,915
University of Texas, Build America Bonds, Ser D, RB 5.134%, 08/15/42	3,000,000	3,905,670

Total Municipal Bonds (Cost $79,244,213)		83,573,372

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
FHLB 0.065%, 02/13/15	385,000	384,992
FHLMC 0.043%, 02/06/15	250,000	249,999
Tennessee Valley Authority 3.875%, 02/15/21	5,000,000	5,648,490

Total U.S. Government Agency Obligations (Cost $5,606,506)		6,283,481

COMMERCIAL PAPER (E) — 0.3%
AutoZone 0.350%, 02/17/15 (B)	250,000	249,970
Bank of East Asia 0.400%, 02/25/15 (B)	250,000	249,919
Bank of Nova Scotia 0.131%, 02/23/15 (B)	250,000	249,987
0.120%, 02/09/15 (B)	300,000	299,993
Baxter International 0.390%, 02/11/15 (B)	250,000	249,981
Block Financial 0.470%, 02/20/15 (B)	250,000	249,965
BMW US Capital 0.099%, 02/19/15 (B)	250,000	249,981

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount/ Shares	Value

CVS Health 0.000%, 02/27/15 (B)	$250,000	$249,943
DTE Energy 0.340%, 02/24/15 (B)	250,000	249,950
Hyundai Capital America 0.350%, 02/04/15 (B)	250,000	249,992
Institutional Secured Funding 0.320%, 03/17/15 (B)	500,000	499,891
JP Morgan Securities 0.151%, 02/18/15	275,000	274,972
Merck 0.150%, 02/12/15 (B)	600,000	599,988
Microsoft 0.060%, 02/04/15 (B)	400,000	399,996
Philip Morris International 0.099%, 02/10/15 (B)	250,000	249,990
Ryder System 0.320%, 02/26/15	250,000	249,954

Total Commercial Paper (Cost $4,824,349)		4,824,472

CASH EQUIVALENT* — 0.2%
AIM STIT-Government & Agency Portfolio, Private Class, 0.020% (Cost $2,207,361)	2,207,361	2,207,361

Total Investments — 99.4% (Cost $1,403,390,134)		$1,415,969,978

Percentages are based on Net Assets of $1,424,055,857.

*	Rate shown is the 7-day effective yield as of January 31, 2015.
‡	Real Estate Investment Trust
(A)	Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of January 31, 2015.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Security in default on interest payments.
(D)	Security is fair valued using methods determined in good faith by the fair value committee of the Board of Trustees. The total value of such securities as of January 31, 2015 was $2,199,294 and represented 0.2% of Net Assets.
(E)	Discount notes. The rate reported is the effective yield at the time of purchase.

AGM — Assured Guarantee Municipal

AESOP — Auto Employee Stock Ownership Plan

Cl — Class

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only - face amount represents notional amount

MTN — Medium Term Note

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST CREDIT FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value

CORPORATE OBLIGATIONS — 39.9%
Consumer Discretionary — 7.7%
Big Heart Pet Brands 7.625%, 02/15/19	$518,000	$514,115
Chiquita Brands International 7.875%, 02/01/21	549,000	595,665
DR Horton 3.750%, 03/01/19	500,000	498,125
Neiman Marcus Group 7.125%, 06/01/28	2,854,000	2,868,270
Rialto Holdings (A) 7.000%, 12/01/18	2,275,000	2,309,125
Serta Simmons Holdings (A) 8.125%, 10/01/20	280,000	298,900
Sirius XM Radio (A) 4.625%, 05/15/23	1,000,000	937,500

		8,021,700

Consumer Staples — 0.5%
American Achievement (A) 10.875%, 04/15/16	500,000	474,375

Energy — 4.2%
Cimarex Energy 5.875%, 05/01/22	1,500,000	1,563,750
Lloyds Banking Group 4.500%, 11/04/24	500,000	526,205
PHI 5.250%, 03/15/19	1,570,000	1,365,900
Tesoro 5.125%, 04/01/24	1,000,000	992,500

		4,448,355

Description	Face Amount	Value

Financials — 10.6%
ARC Properties Operating Partnership‡ 2.000%, 02/06/17	$2,000,000	$1,919,916
Credit Acceptance (A) 6.125%, 02/15/21	1,100,000	1,100,000
Credit Agricole (A)(B) 8.125%, 09/19/33	1,000,000	1,135,000
GTP Acquisition Partners I (A) 7.628%, 06/15/16	2,750,000	2,876,706
4.704%, 05/15/18	1,000,000	994,156
Guanay Finance (A) 6.000%, 12/15/20	500,000	518,395
iStar Financial‡ 5.850%, 03/15/17	500,000	512,500
4.875%, 07/01/18	1,000,000	987,500
Jefferies Finance (A) 7.375%, 04/01/20	1,000,000	940,000

		10,984,173

Health Care — 1.1%
Fresenius Medical Care US Finance II (A) 5.875%, 01/31/22	1,000,000	1,116,250

Industrials — 8.2%
Bombardier (A) 7.750%, 03/15/20	500,000	502,187
Meritor 6.750%, 06/15/21	2,640,000	2,739,000
Oshkosh 5.375%, 03/01/22	100,000	102,500
Zachry Holdings (A) 7.500%, 02/01/20	5,150,000	5,137,125

		8,480,812

Information Technology — 2.3%
BMC Software 7.250%, 06/01/18	2,500,000	2,387,500

Telecommunication Services — 5.3%
Frontier Communications 9.250%, 07/01/21	1,000,000	1,154,200
Sprint 7.250%, 09/15/21	250,000	249,625
T-Mobile USA 6.125%, 01/15/22	1,000,000	1,028,750
Unison Ground Lease Funding (A) 5.780%, 03/15/20	1,000,000	992,622
WCP ISSUER (A) 6.657%, 08/15/20	2,000,000	2,089,502

		5,514,699

Total Corporate Obligations (Cost $42,049,130)		41,427,864

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST CREDIT FUND

Description	Face Amount	Value

COLLATERALIZED LOAN OBLIGATIONS — 30.1%
AMMC CLO XII, Ser 2013-12A, Cl E 5.223%, 05/10/25 (A) (B)	$4,000,000	$3,592,636
Babson CLO, Ser 2005-3A, Cl E 4.723%, 11/10/19 (B)	1,676,675	1,677,603
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl D 4.753%, 01/20/26 (A) (B)	2,000,000	1,663,150
Carlyle Global Market Strategies CLO, Ser 2013-1A, Cl D 5.733%, 02/14/25 (A) (B)	1,500,000	1,413,360
Galaxy XIV CLO, Ser 2012-14A, Cl E 5.624%, 11/15/24 (A) (B)	1,000,000	930,760
Golub Capital Partners CLO, Ser 2014-19A, Cl D 4.978%, 04/26/26 (A) (B)	3,000,000	2,539,386
ING Investment Management CLO, Ser 2013-3A, Cl D 4.757%, 01/18/26 (A) (B)	2,000,000	1,734,754
JFIN CLO, Ser 2013-1A, Cl D 5.007%, 01/20/25 (A) (B)	1,000,000	864,754
Keuka Park CLO, Ser 2013-1A, Cl E 4.734%, 10/21/24 (A) (B)	3,778,000	3,324,957
KKR CLO, Ser 2012-1A, Cl C 4.734%, 12/15/24 (A) (B)	250,000	249,326
Madison Park Funding XII, Ser 2014-12A, Cl D 3.757%, 07/20/26 (A) (B)	3,000,000	2,846,016
MCF CLO I, Ser 2013-1A, Cl E 5.984%, 04/20/23 (A) (B)	1,500,000	1,385,921
Newstar Trust, Ser 2012-2A, Cl C 4.484%, 01/20/23 (A) (B)	200,000	198,616
Octagon Investment Partners XXI, Ser 2014-1A, Cl D 6.834%, 11/14/26 (A) (B)	1,500,000	1,485,750
OZLM Funding CLO, Ser 2013-4A, Cl D 4.882%, 07/22/25 (A) (B)	1,000,000	876,708
Sudbury Mill CLO, Ser 2013-1A, Cl E 5.007%, 01/17/26 (A) (B)	3,200,000	2,750,352
Symphony CLO XI, Ser 2013-11A, Cl E 5.483%, 01/17/25 (A) (B)	4,000,000	3,693,420

Total Collateralized Loan Obligations (Cost $32,350,437)		31,227,469

Description	Face Amount	Value

ASSET-BACKED SECURITIES — 16.4%
Automotive — 13.8%
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl D 5.200%, 04/12/21 (A)	$1,750,000	$1,788,840
American Credit Acceptance Receivables Trust, Ser 2014-2, Cl D 4.960%, 05/10/21 (A)	1,500,000	1,524,201
Carnow Auto Receivables Trust, Ser 2014-1A, Cl D 4.160%, 11/15/18 (A)	3,960,000	3,961,611
CPS Auto Receivables Trust, Ser 2013-B, Cl E 6.410%, 09/15/20 (A)	775,578	789,900
CPS Auto Trust, Ser 2014-C, Cl D 4.830%, 08/17/20 (A)	3,000,000	2,989,029
Flagship Credit Auto Trust, Ser 2014-1, Cl E 5.710%, 08/16/21 (A)	1,750,000	1,748,395
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl E 4.580%, 04/15/21 (A)	1,500,000	1,514,112

		14,316,088

Other Asset-Backed Securities — 2.6%
Nations Equipment Finance Funding II, Ser 2014-1A, Cl C 5.227%, 09/20/19 (A)	1,423,522	1,438,986
Westgate Resorts, Ser 2014-1A, Cl C 5.500%, 12/20/26 (A)	1,231,597	1,227,261

		2,666,247

Total Asset-Backed Securities (Cost $16,886,688)		16,982,335

MORTGAGE-BACKED SECURITIES — 8.8%
Commercial Mortgage-Backed Securities — 8.8%
A10 Securitization, Ser 2013-1, Cl C 4.700%, 11/15/25 (A)	813,000	814,858
A10 Securitization, Ser 2013-1, Cl D 6.410%, 11/15/25 (A)	340,000	340,758
A10 Securitization, Ser 2013-2, Cl D 6.230%, 11/15/27 (A)	490,000	519,264
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl H 5.523%, 07/10/43 (A) (B)	1,238,000	1,241,568
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl AJ 5.974%, 03/15/49 (B)	250,000	260,122
Commercial Mortgage Trust, Ser 2005-CD1, Cl D 5.226%, 07/15/44 (B)	250,000	251,301
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl E 6.775%, 04/15/35 (A) (B)	3,000,000	2,982,798

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST CREDIT FUND

Description	Face Amount/ Shares	Value

JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl F 5.248%, 01/15/42 (A) (B)	$750,000	$736,311
New York Mortgage Securitization Trust, Ser 2013-1, Cl A 5.402%, 08/27/24 (A) (B)	2,000,000	2,010,000

Total Mortgage-Backed Securities (Cost $9,148,052)		9,156,980

MUNICIPAL BOND — 0.3%
California School Finance Authority, RB 7.000%, 08/01/17 (Cost $335,000)	335,000	338,635

CASH EQUIVALENT** — 4.0%
AIM STIT-Government & Agency Portfolio, Private Class, 0.020% (Cost $4,102,752)	4,102,752	4,102,752

Total Investments — 99.5% (Cost $104,872,059)		$103,236,035

Percentages are based on Net Assets of $103,753,376.

**	Rate shown is the 7-day effective yield as of January 31, 2015.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of January 31, 2015.

Cl — Class

CLO — Collateralized Loan Obligation

RB — Revenue Bond

Ser — Series

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value

ASSET-BACKED SECURITIES — 28.3%
Automotive — 11.4%
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl C 2.780%, 09/17/18 (A)	$2,000,000	$2,011,779
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl B 2.150%, 02/15/19 (A)	750,000	753,911
Avis Budget Rental Car Funding AESOP, Ser 2011-5A, Cl A 3.270%, 02/20/18 (A)	3,500,000	3,632,282
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl D 3.360%, 02/20/19	1,500,000	1,547,936
Chesapeake Funding, Ser 2012-1A, Cl C 2.157%, 11/07/23 (A) (B)	3,000,000	3,015,529
Chesapeake Funding, Ser 2012-2A, Cl D 2.006%, 05/07/24 (A) (B)	2,000,000	2,004,479
Chesapeake Funding, Ser 2013-1A, Cl C 1.568%, 01/07/25 (A) (B)	2,000,000	2,000,144
Chesapeake Funding, Ser 2013-1A, Cl D 1.968%, 01/07/25 (A) (B)	3,000,000	3,005,996
Chesapeake Funding, Ser 2014-1A, Cl D 1.706%, 03/07/26 (A) (B)	2,000,000	1,999,999
CPS Auto Receivables Trust, Ser 2011-A, Cl A 2.820%, 04/16/18 (A)	268,270	269,071
CPS Auto Receivables Trust, Ser 2011-B, Cl A 3.680%, 09/17/18 (A)	362,374	367,563
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl A 1.490%, 11/15/17 (A)	592,308	592,863

Description	Face Amount	Value

Oscar US Funding Trust, Ser 2014-1A, Cl A4 2.550%, 12/15/21 (A)	$2,000,000	$2,046,694
Rental Car Finance, Ser 2011-1A, Cl B1 4.380%, 02/25/16 (A)	500,000	500,908
SMART Trust, Ser 2012-4US, Cl A4B 0.853%, 08/14/18 (B)	1,000,000	1,000,359
Tidewater Auto Receivables Trust, Ser 2012-AA, Cl A3 1.990%, 04/15/19 (A)	663,185	664,798

		25,414,311

Credit Cards — 4.2%
American Express Credit Account Master Trust, Ser 2013-1, Cl B 0.867%, 02/16/21 (B)	2,500,000	2,506,459
Capital One Multi-Asset Execution Trust, Ser 2014-A1, Cl A 0.434%, 11/15/19 (B)	2,760,000	2,754,029
Golden Credit Card Trust, Ser 2014-2A, Cl A 0.603%, 03/15/21 (A) (B)	3,000,000	2,994,251
World Financial Network Credit Card Master Trust, Ser 2010-A, Cl B 6.750%, 04/15/19	1,000,000	1,019,876

		9,274,615

Other Asset-Backed Securities — 6.7%
Access Group, Ser 2002-A, Cl A2 0.170%, 09/25/37 (B)	2,400,000	2,284,294
Impact Funding, Ser 2001-A, Cl A 5.933%, 07/25/33	631,839	696,603
ING Investment Management, Ser 2013-3A, Cl A2 2.034%, 01/18/26 (A) (B)	5,000,000	4,814,190
NCF Dealer Floorplan Master Trust, Ser 2014-1A, Cl C 2.918%, 10/20/20 (A) (B)	3,550,000	3,545,008
Sierra Timeshare Receivables Funding, Ser 2012-1A, Cl B 3.580%, 11/20/28 (A)	234,345	239,393
TAL Advantage V, Ser 2013-1A, Cl B 3.960%, 02/22/38 (A)	3,233,333	3,237,074

		14,816,562

Student Loan — 6.0%
Nelnet Student Loan Trust, Ser 2012-6A, Cl B 1.655%, 08/26/52 (A) (B)	3,000,000	2,808,392
Nelnet Student Loan Trust, Ser 2013-3A, Cl B 1.668%, 07/25/47 (A) (B)	4,000,000	3,813,721
SLM Private Education Loan Trust, Ser 2012-A, Cl A1 1.567%, 08/15/25 (A) (B)	1,056,891	1,067,355

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

Description	Face Amount	Value

SLM Private Education Loan Trust, Ser 2013-R1, Cl A 1.655%, 03/25/33 (A) (B)	$2,890,471	$2,917,655
SLM Student Loan Trust, Ser 2013-2, Cl B 1.668%, 06/25/43 (B)	2,000,000	1,956,208
South Texas, Higher Education Authority, Ser 2012-1, Cl A1 0.735%, 10/01/20 (B)	674,102	673,549

		13,236,880

Total Asset-Backed Securities (Cost $61,660,671)		62,742,368

U.S. TREASURY OBLIGATIONS — 25.5%
U.S. Treasury Notes 2.000%, 04/30/16	1,000,000	1,021,250
1.500%, 11/30/19	25,000,000	25,376,950
0.875%, 01/31/17 to 11/15/17	5,000,000	5,034,219
0.750%, 03/15/17 to 12/31/17	10,000,000	10,022,265
0.625%, 04/30/18	9,000,000	8,931,375
0.500%, 08/31/16 to 07/31/17	4,000,000	3,998,282
0.085%, 07/31/16 (B)	2,000,000	1,999,960

Total U.S. Treasury Obligations (Cost $55,829,177)		56,384,301

MORTGAGE-BACKED SECURITIES — 19.9%
Agency Residential Mortgage-Backed Obligations — 12.2%
FHLMC 1.997%, 02/01/37 (B)	2,115,132	2,233,967
FHLMC REMIC, Ser 2010-3747, Cl UF 0.633%, 10/15/40 (B)	5,412,818	5,457,836
FNMA REMIC, Ser 2011-84, Cl F 0.505%, 01/25/40 (B)	5,445,622	5,459,024
GNMA REMIC, Ser 2009-108, Cl WG 4.000%, 09/20/38	2,421,917	2,553,130
GNMA REMIC, Ser 2011-125, Cl BG 2.250%, 12/20/30	2,189,400	2,242,072
GNMA, Ser 2009-70, Cl PD 5.000%, 05/20/38	3,280,814	3,413,110
GNMA, Ser 2010-80, Cl F 0.557%, 04/20/40 (B)	1,123,193	1,128,074
GNMA, Ser 2011-50, Cl DK 2.500%, 02/20/40	4,564,808	4,645,336

		27,132,549

Commercial Mortgage-Backed Obligations — 7.0%
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL 0.418%, 04/15/37 (B)	5,500,000	5,465,268

Description	Face Amount	Value

FREMF Mortgage Trust, Ser 2013-KF02, Cl B 3.169%, 12/25/45 (A) (B)	$1,269,154	$1,307,578
GE Business Loan Trust, Ser 2003-1, Cl A 0.597%, 04/15/31 (A) (B)	840,786	808,693
Hilton USA Trust, Ser 2014-ORL, Cl D 2.303%, 07/15/29 (A) (B)	3,992,040	3,968,788
Latitude Management Real Estate, Ser 2015-CRE1, Cl B 3.667%, 02/22/32 (A) (B)	1,000,000	1,000,000
Velocity Commercial Capital Loan Trust, Ser 2014-1, Cl A 2.168%, 09/25/44 (A) (B)	2,865,027	2,845,330

		15,395,657

Non-Agency Residential Mortgage-Backed Obligation — 0.7%
Holmes Master Issuer, Ser 2012-1A, Cl A2 1.881%, 10/15/54 (A) (B)	1,503,198	1,506,987

Total Mortgage-Backed Securities (Cost $43,684,686)		44,035,193

CORPORATE OBLIGATIONS — 10.5%
Consumer Staples — 1.5%
Clorox 5.950%, 10/15/17	3,000,000	3,357,444

Energy — 2.0%
BP AMI Leasing (A) 5.523%, 05/08/19	3,000,000	3,421,833
Noble Holding International 3.050%, 03/01/16	1,000,000	985,953

		4,407,786

Financials — 5.5%
American Tower‡ 3.400%, 02/15/19	1,000,000	1,031,915
Bank of America MTN (B) 3.992%, 01/14/21	1,000,000	1,026,500
JPMorgan Chase MTN (B) 2.700%, 08/17/22	1,250,000	1,224,625
Kayne Anderson MLP Investment (B) 1.481%, 08/19/16	8,000,000	7,993,856
Morgan Stanley MTN (B) 3.992%, 12/15/19	1,000,000	1,036,250

		12,313,146

Information Technology — 1.5%
Apple (B) 0.482%, 05/03/18	3,250,000	3,250,000

Total Corporate Obligations (Cost $22,667,389)		23,328,376

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

Description	Face Amount/ Shares	Value

COLLATERALIZED LOAN OBLIGATIONS — 7.1%
Newstar Trust, Ser 2012-2A, Cl A 2.157%, 01/20/23 (A) (B)	$5,000,000	$4,991,275
OZLM Funding, Ser 2013-4A, Cl A2 1.982%, 07/22/25 (A) (B)	5,000,000	4,821,435
Sudbury Mill CLO, Ser 2013-1A, Cl A1 1.683%, 01/17/26 (A) (B)	6,000,000	5,956,626

Total Collateralized Loan Obligations (Cost $15,999,096)		15,769,336

U.S. GOVERNMENT AGENCY OBLIGATION — 4.5%
FHLB 0.500%, 03/20/15 (C) (Cost $10,000,000)	10,000,000	10,002,690

SOVEREIGN DEBT — 2.3%
Kingdom of Denmark 0.875%, 03/20/17 (Cost $5,006,199)	5,000,000	5,020,810

MUNICIPAL BOND — 1.1%
Illinois State, Build America Bonds, GO 5.090%, 04/01/17 (Cost $2,406,222)	2,300,000	2,462,058

CASH EQUIVALENT* — 1.1%
AIM STIT-Government & Agency Portfolio, Private Class, 0.020% (Cost $2,404,589)	2,404,589	2,404,589

Total Investments — 100.3% (Cost $219,658,029)		$222,149,721

Percentages	are based on Net Assets of $221,517,378.
*	Rate shown is the 7-day effective yield as of January 31, 2015.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of January 31, 2015.
(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on January 31, 2015. The coupon on a step bond changes on a specific date.

AESOP — Auto Employee Stock Ownership Plan

Cl — Class

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

MLP — Master Limited Partnership

MTN — Medium Term Note

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value

MUNICIPAL BONDS — 96.2%
Alaska — 0.4%
Anchorage, Ser D, GO , NATL Callable 06/01/15 @ 100 5.000%, 06/01/18	$1,000,000	$1,015,280

Arizona — 1.0%
Maricopa County, Unified School District No. 41 Gilbert, GO 4.000%, 07/01/19	1,000,000	1,116,220
Pima County, Street and Highway Revenue Authority, RB
3.000%, 07/01/19	1,190,000	1,277,453

		2,393,673

Arkansas — 0.1%
University of Arkansas, RB 3.000%, 11/01/18	300,000	322,551

California — 1.8%
California State, GO 5.000%, 04/01/18	2,000,000	2,267,480
California State, School Finance Authority, RB Callable 02/01/24 @ 100 5.350%, 08/01/24	600,000	670,758
Golden State Tobacco Securitization, Ser A, RB 4.000%, 06/01/21	1,000,000	1,146,400

		4,084,638

Description	Face Amount	Value

Colorado — 1.8%
Adams County, School District No. 14, GO, AGM (A) Pre-Refunded @ 100 5.125%, 12/01/16	$1,000,000	$1,084,870
Boulder Valley, School District No. Re-2 Boulder, Ser B, GO 4.000%, 12/01/18	2,000,000	2,224,600
Highlands Ranch, Metropolitan District No. 2, GO, NATL Callable 06/15/15 @ 100 4.100%, 06/15/18	1,000,000	1,011,920

		4,321,390

District of Columbia — 1.3%
District of Columbia, RB 4.000%, 10/01/20	305,000	322,056
4.000%, 10/01/22	895,000	935,212
District of Columbia, Ser A, GO, AGM Callable 06/01/17 @ 100 4.750%, 06/01/31	1,750,000	1,897,892

		3,155,160

Florida — 3.0%
Florida State, Department of Education, Ser A, RB Callable 07/01/20 @ 101 4.375%, 07/01/30	2,000,000	2,150,220
Florida State, Housing Finance, Homeowner Mortgage Special Program, Ser A, RB, FHLMC, FNMA, GNMA Callable 01/01/20 @ 100 5.000%, 07/01/28	1,015,000	1,074,418
Orlando, Capital Improvement Project, Ser A, RB 3.000%, 04/01/18	1,750,000	1,872,098
Southeast Overtown Park West, Community Redevelopment Agency, Ser A-1, TA 5.000%, 03/01/17	1,285,000	1,383,110
3.000%, 03/01/15	675,000	676,357

		7,156,203

Georgia — 0.4%
De Kalb County, Special Transportation, Parks & Greenspace Project, GO Callable 12/01/15 @ 100 5.000%, 12/01/18	1,000,000	1,038,690

Illinois — 6.6%
Chicago, Board of Education, Ser F, GO Callable 12/01/20 @ 100 5.000%, 12/01/21	3,090,000	3,400,545

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value

Chicago, O’Hare International Airport, Ser B, RB Callable 01/01/21 @ 100 5.500%, 01/01/31	$1,000,000	$1,174,610
Chicago, Ser A, GO 5.000%, 01/01/22	1,000,000	1,122,600
4.000%, 01/01/20	900,000	968,445
Illinois State, GO 5.000%, 07/01/19	500,000	565,240
Illinois State, GO, AGM Callable 10/01/17 @ 100 5.000%, 04/01/19	1,000,000	1,087,580
Illinois State, GO, AMBAC Callable 04/01/15 @ 100 5.000%, 04/01/16	1,495,000	1,506,332
Illinois State, Ser A, GO 3.000%, 01/01/18	2,000,000	2,085,040
Railsplitter Tobacco Settlement Authority, RB 5.250%, 06/01/20	2,350,000	2,757,255
Southern Illinois University, Ser A, RB, NATL 5.250%, 04/01/21	1,000,000	1,167,210

		15,834,857

Indiana — 0.6%
Franklin Township, School Building, RB, AMBAC Callable 01/15/17 @ 100 5.000%, 01/15/29	1,300,000	1,396,876

Iowa — 3.1%
Cedar Rapids, Ser A, GO Callable 06/01/15 @ 100 4.000%, 06/01/19	1,200,000	1,213,176
Coralville, Ser C, TA 5.000%, 06/01/15	920,000	921,831
Coralville, Ser D, COP 5.250%, 06/01/16	500,000	511,275
Coralville, Ser D, COP Callable 06/01/16 @ 100 5.250%, 06/01/17	250,000	255,180
Coralville, Urban Renewal Tax Increment, Ser C, TA Callable 06/01/17 @ 100 5.000%, 06/01/18	1,125,000	1,140,300
Hardin County, GO 2.500%, 06/01/17	680,000	694,219
2.500%, 06/01/18	785,000	807,004
2.500%, 06/01/19	925,000	949,864
Iowa State, University of Science & Technology, Science and Athletic Facilities Project, Ser I, RB 2.000%, 07/01/17	780,000	799,453

		7,292,302

Description	Face Amount	Value

Kentucky — 0.5%
Fayette County, School District Finance, Ser B, RB 2.000%, 07/01/16	$1,080,000	$1,103,015

Louisiana — 0.4%
St. Tammany, Parishwide School District No. 12, GO (A) Pre-Refunded @ 100 4.000%, 03/01/15	1,000,000	1,002,920

Maryland — 1.1%
Anne Arundel County, Water & Sewer Authority, Consolidated Water & Sewer Project, GO Callable 04/01/18 @ 100 4.700%, 04/01/36	1,000,000	1,083,810
Maryland State, Economic Development, RB 3.000%, 07/01/15	250,000	250,712
3.000%, 07/01/16	250,000	252,130
Maryland State, State Local Facilities, Ser A, GO (A) Pre-Refunded @ 100 4.000%, 03/01/17	1,000,000	1,074,100

		2,660,752

Massachusetts — 0.9%
Fall River, GO 2.000%, 03/01/17	2,000,000	2,037,240

Michigan — 0.4%
Taylor, Tax Increment Finance Authority, Ser A, TA, AGM 3.000%, 05/01/19	1,025,000	1,072,007

Minnesota — 0.5%
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA Callable 07/01/22 @ 100 2.600%, 09/01/42	1,264,367	1,265,530

Mississippi — 0.6%
Mississippi State, Ser S, COP Callable 04/15/15 @ 100 1.250%, 04/15/16	800,000	800,616
Mississippi State, Ser S, COP 1.000%, 04/15/15	725,000	725,413

		1,526,029

Missouri — 0.6%
Saint Louis, Municipal Finance, City Justice Center Project, RB 5.000%, 02/15/17	1,275,000	1,359,150

New Mexico — 0.6%
Bernalillo County, Ser A, GO Callable 08/01/17 @ 100 4.000%, 08/01/19	300,000	324,102

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value

New Mexico State, Severance Tax, Ser A-1, RB Callable 07/01/17 @ 100 2.750%, 07/01/20	$1,000,000	$1,042,750

		1,366,852

New York — 3.6%
New York City, Ser D, GO Callable 02/01/23 @ 100 5.000%, 08/01/27	2,400,000	2,874,456
New York City, Ser P, GO, NATL (A) Pre-Refunded @ 100 5.000%, 08/01/15	765,000	783,153
New York City, Ser P, GO, NATL Callable 08/01/15 @ 100 5.000%, 08/01/18	235,000	240,541
New York State, Dormitory Authority, RB 4.000%, 09/01/15	1,335,000	1,354,571
New York State, Thruway Authority, Ser H, RB, NATL 4.000%, 01/01/18	1,000,000	1,093,320
Niagara County, Tobacco Asset Securitization, RB 5.000%, 05/15/20	350,000	403,686
5.000%, 05/15/21	300,000	349,779
Suffolk County, Public Improvement Project, Ser B, GO, NATL Callable 11/01/15 @ 100 4.375%, 11/01/18	1,400,000	1,437,982

		8,537,488

Ohio — 1.3%
Ohio State, Air Quality Development, RB 2.250%, 08/01/29	750,000	761,700
Ohio State, Ser A, GO 3.000%, 02/01/19	2,190,000	2,372,602

		3,134,302

Oklahoma — 1.3%
Cleveland County, Independent School District No. 29 Norman, GO 1.500%, 03/01/17	2,000,000	2,032,060
Oklahoma State, Housing Finance Agency, RB, GNMA Callable 03/01/23 @ 100 3.750%, 03/01/44	951,675	1,001,381

		3,033,441

Oregon — 0.4%
Oregon State, Board of Higher Education Project, Ser B, GO Callable 08/01/17 @ 100 4.500%, 08/01/32	1,000,000	1,073,860

Description	Face Amount	Value

Pennsylvania — 0.2%
Philadelphia, Ser A, GO 5.000%, 07/15/20	$500,000	$590,345

Puerto Rico — 1.1%
Commonwealth of Puerto Rico, Electric Power Authority, Ser UU, RB (B) Callable 07/01/17 @ 100 0.851%, 07/01/25	2,000,000	975,920
Commonwealth of Puerto Rico, Ser A, GO 5.500%, 07/01/18	1,825,000	1,597,258

		2,573,178

Rhode Island — 0.5%
Providence, Ser A, GO 5.000%, 07/15/18	1,000,000	1,122,890

Tennessee — 2.3%
Memphis, Ser A, GO 2.000%, 04/01/19	2,000,000	2,077,100
Memphis-Shelby County, Sports Authority, Ser A, RB Callable 11/01/19 @ 100 5.000%, 11/01/22	1,800,000	2,111,598
Tennessee State, Housing Development Agency, RB Callable 01/01/22 @ 100 2.750%, 01/01/24	480,000	491,554
2.750%, 07/01/24	345,000	353,304
Tennessee State, Housing Development Agency, Ser 2B, RB 2.350%, 01/01/21	380,000	382,717

		5,416,273

Texas — 54.1%
Alamo, Community College District, Ser A, RB 3.000%, 11/01/19	2,000,000	2,154,880
Andrews County, Hospital District, GO 2.750%, 03/15/20	1,250,000	1,284,287
Andrews County, Hospital District, GO, AGM 2.500%, 03/15/19	1,215,000	1,242,738
Arlington, Special Tax Revenue, RB Callable 02/15/19 @ 100 5.000%, 08/15/28	250,000	282,945
Austin, Independent School District, GO Callable 08/01/19 @ 100 4.125%, 08/01/21	1,000,000	1,130,340
Austin, Water & Wastewater System, Ser A, RB, AMBAC 5.000%, 11/15/19	1,000,000	1,184,710

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value

Bastrop, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/19 @ 100 5.000%, 02/15/34	$1,000,000	$1,132,200
Bastrop, Independent School District, School Building Project, GO Callable 02/15/17 @ 100 5.250%, 02/15/32	500,000	539,660
Beaumont, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/17 @ 100 5.000%, 02/15/33	500,000	538,420
Capital Area, Cultural Education Facilities Finance, Roman Catholic Diocese, RB 5.125%, 04/01/20	685,000	787,592
Central Texas, Turnpike System, Ser C, RB 5.000%, 08/15/24	750,000	915,953
Clifton, Higher Education Finance, Idea Public Schools Project, RB 4.800%, 08/15/21	500,000	567,600
Clifton, Higher Education Finance, RB Callable 08/15/24 @ 100 5.000%, 08/15/25	700,000	873,138
Clifton, Higher Education Finance, RB, PSF-GTD 5.000%, 08/15/24	1,185,000	1,490,908
Clifton, Higher Education Finance, Ser A, RB 3.375%, 12/01/24	2,000,000	2,015,780
College Station, GO Callable 02/15/18 @ 100 4.500%, 02/15/27	1,730,000	1,935,853
4.000%, 02/15/19	1,000,000	1,090,580
College Station, GO (A) Pre-Refunded @ 100 4.500%, 02/15/27	160,000	182,886
Conroe, Industrial Development, RB, AGM 4.000%, 09/01/18	300,000	324,483
Corpus Christi, GO 4.000%, 03/01/19	1,010,000	1,114,495
Dallas Area, Rapid Transit, Ser A, RB 5.000%, 12/01/22	1,000,000	1,244,120
Dallas County, Schools Tax, GO 3.000%, 06/01/19	940,000	1,014,815
Dallas County, Schools Tax, RB Callable 06/01/16 @ 100 3.000%, 06/01/18	825,000	826,048
2.750%, 06/01/17	800,000	800,504
Dallas, GO (A) Pre-Refunded @ 100 5.000%, 02/15/18	1,000,000	1,130,650

Description	Face Amount	Value

Dallas, GO, NATL Callable 02/15/17 @ 100 4.250%, 02/15/22	$845,000	$897,703
Dallas, Ser B, RB 5.000%, 11/01/19	1,295,000	1,521,793
Dallas, Ser F, RB Callable 11/01/23 @ 100 5.250%, 11/01/30	2,000,000	2,427,660
Denton, Independent School District, GO Callable 08/15/19 @ 100 5.000%, 08/15/27	1,000,000	1,163,230
El Paso, GO Callable 08/15/19 @ 100 5.500%, 08/15/34	1,000,000	1,191,010
Elkhart, Independent School District, School Building Project, GO Callable 08/15/19 @ 100 4.625%, 08/15/30	665,000	743,610
Forney, Independent School District, School Building Project, GO, PSF-GTD Callable 08/15/17 @ 100 5.000%, 08/15/38	1,000,000	1,081,650
Fort Bend County, Municipal Utility District No. 25, GO Callable 10/01/16 @ 100 5.600%, 10/01/36	1,000,000	1,079,940
Frisco, Independent School District, School Building Project, Ser A, GO, PSF-GTD Callable 08/15/17 @ 100 5.000%, 08/15/27	500,000	551,175
Galveston County, GO 3.000%, 02/01/19	600,000	639,552
Garland, Independent School District, Ser A, GO Callable 03/05/15 @ 100 3.000%, 02/15/19	350,000	350,584
Grand Prairie, Independent School District, School Building Project, Ser A, GO, PSF-GTD Callable 02/15/17 @ 100 5.000%, 02/15/32	1,000,000	1,074,120
Greenville, Electric Utility System, RB Callable 02/15/19 @ 100 5.000%, 02/15/20	1,000,000	1,150,350
Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB Callable 10/01/19 @ 100 5.500%, 10/01/39	1,000,000	1,178,810
Houston, Higher Education Finance, Ser A, RB, PSF-GTD 4.000%, 02/15/21	940,000	1,075,595
4.000%, 02/15/22	1,005,000	1,158,996

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value

Houston, Independent School District, GO, PSF-GTD 5.000%, 02/15/23	$2,500,000	$3,131,750
Hurst, Waterworks and Sewer System, GO Callable 08/15/18 @ 100 5.000%, 08/15/36	1,000,000	1,121,380
Irving, Hotel Occupancy Project, GO Callable 02/15/19 @ 100 5.000%, 08/15/39	1,000,000	1,134,290
Irving, Independent School District, School Building Project, GO (A) Pre-Refunded @ 100 5.000%, 02/15/17	500,000	546,360
Kaufman County, GO, AGM 3.000%, 02/15/22	1,670,000	1,731,172
Klein, Independent School District, Schoolhouse Project, GO Callable 08/01/19 @ 100 5.000%, 08/01/34	855,000	986,525
Love Field, Airport Modernization, Southwest Airlines Project, RB Callable 11/01/20 @ 100 5.250%, 11/01/40	2,500,000	2,755,700
Mesquite, Independent School District No. 1, School Building Project, GO Callable 08/15/19 @ 100 4.375%, 08/15/26	560,000	640,836
Navarro County, Junior College District, RB, AGM 3.000%, 05/15/19	550,000	572,214
2.250%, 05/15/18	880,000	895,083
New Hope, Cultural Education Facilities, RB 5.000%, 04/01/21	355,000	405,790
4.000%, 04/01/17	135,000	142,969
4.000%, 04/01/19	200,000	215,964
4.000%, 04/01/20	210,000	227,266
North East, Independent School District, Ser B, GO, PSF-GTD 5.000%, 02/01/22	1,330,000	1,641,858
5.000%, 02/01/23	1,410,000	1,759,906
North Harris County, Regional Water Authority, RB 3.000%, 12/15/20	2,015,000	2,191,131
North Texas, Tollway Authority, RB Callable 01/01/18 @ 100 5.750%, 01/01/33	1,000,000	1,111,420
North Texas, Tollway Authority, Ser C, RB Callable 01/01/19 @ 100 5.250%, 01/01/20	1,250,000	1,431,375
Northside, Independent School District, GO, PSF-GTD (B) 1.350%, 06/01/33	2,915,000	2,940,623

Description	Face Amount	Value

Olmos Park, Higher Education Facilities, RB 2.000%, 12/01/18	$3,000,000	$3,033,150
Pharr/San Juan/Alamo, Independent School District, School Building Project, GO, PSF-GTD Callable 02/01/18 @ 100 5.000%, 02/01/33	1,000,000	1,100,780
Plano, GO Callable 09/01/15 @ 100 4.100%, 09/01/19	730,000	745,023
Plano, GO (A) Pre-Refunded @ 100 4.100%, 09/01/15	270,000	276,016
Pleasant Grove, Independent School District, GO (A) Pre-Refunded @ 100 5.250%, 02/15/17	1,000,000	1,097,771
Polk County, GO, AGM 3.000%, 08/15/19	1,150,000	1,217,505
Red River, Educational Finance Authority, Hockaday School Project, RB Callable 05/15/15 @ 100 4.000%, 05/15/16	1,000,000	1,009,680
Round Rock, Independent School District, School Building Project, GO Callable 08/01/18 @ 100 5.000%, 08/01/28	1,000,000	1,132,130
Royal, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/17 @ 100 4.500%, 02/15/28	400,000	423,992
San Angelo, Independent School District, School Building Project, Ser A, GO (A) Pre-Refunded @ 100 5.250%, 02/15/19	1,000,000	1,170,500
San Antonio, Education Facilities, RB Callable 06/01/23 @ 100 5.000%, 06/01/25	1,200,000	1,441,152
San Antonio, Electric & Gas Revenue, RB (A) Pre-Refunded @ 100 5.000%, 02/01/15	1,000,000	1,000,000
San Antonio, GO 5.000%, 02/01/22	1,640,000	2,020,874
San Antonio, Public Facilities, RB Callable 09/15/22 @ 100 5.000%, 09/15/23	500,000	608,195
5.000%, 09/15/26	3,000,000	3,569,640
San Antonio, Refunding & Improvement Project, Ser A, RB, AGM 2.500%, 07/01/16	570,000	584,837
2.000%, 07/01/15	400,000	402,608

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value

San Antonio, Water System Revenue, RB 4.000%, 05/15/19	$500,000	$563,365
San Antonio, Water System Revenue, RB Callable 11/15/18 @ 100 5.375%, 05/15/39	500,000	571,535
San Antonio, Water System Revenue, Ser B, RB 5.000%, 05/15/24	500,000	631,295
San Benito, Consolidated Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/18 @ 100 5.000%, 02/15/33	1,000,000	1,109,280
San Jacinto, Community College District, GO 3.000%, 02/15/19	1,795,000	1,898,482
San Marcos, Tax & Toll Revenue, GO (A) Pre-Refunded @ 100 5.125%, 08/15/17	500,000	557,405
Sienna Plantation Levee, Improvement District, GO, BAM 4.000%, 09/01/19	500,000	560,950
Spring Branch, Independent School District, Schoolhouse Project, GO, PSF-GTD Callable 02/01/17 @ 100 5.250%, 02/01/38	1,000,000	1,078,650
Texas A&M University, Permanent University Fund, RB Callable 07/01/21 @ 100 4.000%, 07/01/22	1,850,000	2,115,753
Texas A&M University, Permanent University Fund, Ser B, RB Callable 07/01/25 @ 100 5.000%, 07/01/34	1,000,000	1,239,230
Texas City, Industrial Development, Arco Pipe Line Company Project, RB 7.375%, 10/01/20	500,000	654,650
Texas State, College Student Loan, GO Callable 08/01/20 @ 100 5.000%, 08/01/21	1,000,000	1,221,000
4.625%, 08/01/30	1,200,000	1,354,500
Texas State, Department of Housing & Community Affairs, Ser B, RB, FHLMC, FNMA, GNMA Callable 01/01/21 @ 100 4.050%, 07/01/26	785,000	836,315
Texas State, GO 1.500%, 08/31/15	4,000,000	4,032,800
Texas State, Highway Improvement, GO 5.000%, 04/01/22	2,500,000	3,103,250
Texas State, Public Finance Authority, Cosmos Foundation, Ser A, RB Callable 02/15/20 @ 100 6.000%, 02/15/30	750,000	892,095

Description	Face Amount	Value

Texas State, Public Finance Authority, Financing System, Texas Southern University, RB 5.625%, 05/01/21	$1,440,000	$1,656,288
5.375%, 05/01/20	1,365,000	1,528,118
5.250%, 05/01/19	1,300,000	1,440,218
Texas State, Public Finance Authority, New Frontiers School, Ser A, RB Callable 08/15/20 @ 100 5.800%, 08/15/40	1,100,000	1,165,450
Texas State, Public Finance Authority, RB, BAM 5.000%, 11/01/21	1,400,000	1,605,562
Texas State, Southmost College District, GO (A) Pre-Refunded @ 100 5.000%, 02/15/15	1,000,000	1,001,490
Texas State, Water Financial Assistance, Ser B, GO Callable 08/01/18 @ 100 5.000%, 08/01/26	2,010,000	2,284,466
Titus County, Pass-Through Toll Project, Ser A, GO 4.000%, 03/01/18	555,000	592,734
Titus County, Pass-Through Toll Project, Ser B, GO 4.000%, 03/01/18	1,185,000	1,265,568
Tyler, Independent School District, School Building Project, GO Callable 02/15/18 @ 100 5.000%, 02/15/27	500,000	559,395
University of North Texas, Financing System Project, RB Callable 04/15/18 @ 100 5.000%, 04/15/28	500,000	562,265
Upper Trinity, Regional Water District, RB, AGM 4.000%, 08/01/17	250,000	268,925
3.000%, 08/01/19	250,000	264,330
Waco, Health Facilities Development, Hillcrest Health System Project, Ser A, RB (A) Pre-Refunded @ 100 5.000%, 08/01/16	1,000,000	1,069,900
Waller, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/18 @ 100 5.500%, 02/15/33	1,000,000	1,125,360
Wylie, GO Callable 02/15/18 @ 100 5.000%, 02/15/28	1,000,000	1,113,070

		129,432,522

Utah — 1.0%
Utah State, GO 5.000%, 07/01/19	2,000,000	2,357,400

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount/ Shares	Value

Virginia — 3.3%
Fairfax County, Sewer Authority, RB Callable 07/15/19 @ 100 4.000%, 07/15/25	$1,500,000	$1,648,515
Virginia Commonwealth, Housing Development Authority, RB 2.150%, 04/01/21	3,000,000	3,125,070
Virginia Commonwealth, Housing Development Authority, Ser A, RB Callable 01/01/22 @ 100 2.100%, 07/01/22	895,000	887,088
Virginia Commonwealth, Transportation Board, RB 4.000%, 03/15/19	2,000,000	2,238,640

		7,899,313

Washington — 0.4%
Everett, Public Facilities District, Ser A, RB 5.000%, 12/01/17	900,000	994,176

Wisconsin — 1.0%
Wisconsin State, Ser B, GO Callable 05/01/21 @ 100 4.500%, 05/01/31	2,000,000	2,275,600

Total Municipal Bonds (Cost $219,006,059)		229,845,903

CASH EQUIVALENT* — 3.6%
AIM STIT-Government & Agency Portfolio, Private Class, 0.020% (Cost $8,723,248)	8,723,248	8,723,248

Total Investments — 99.8% (Cost $227,729,307)		$238,569,151

Percentages are based on Net Assets of $239,048,908.

*	Rate shown is the 7-day effective yield as of January 31, 2015
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Variable Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2015.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guaranty Corporation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

FROST KEMPNER TREASURY AND INCOME FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount/ Shares	Value
U.S. TREASURY OBLIGATIONS — 76.1%
U.S. Treasury Inflationary Protection Securities 3.625%, 04/15/28	$1,052,710	$1,510,064
2.625%, 07/15/17	793,029	860,747
2.500%, 07/15/16 to 01/15/29	2,133,972	2,473,942
2.375%, 01/15/25	1,064,889	1,310,478
2.125%, 02/15/40	942,905	1,307,618
1.750%, 01/15/28	1,476,671	1,754,355
1.375%, 07/15/18 to 01/15/20	3,327,188	3,581,198

Total U.S. Treasury Obligations (Cost $11,154,405)		12,798,402

CASH EQUIVALENT* — 23.8%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Shares, 0.000% (Cost $4,009,264)	4,009,264	4,009,264

Total Investments — 99.9% (Cost $15,163,669)		$16,807,666

Percentages are based on Net Assets of $16,827,177.

*	Rate shown is the 7-day effective yield as of January 31, 2015.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

STATEMENTS OF ASSETS AND LIABILITIES

	Growth Equity Fund	Value Equity Fund	Kempner Multi-Cap Deep Value Equity Fund	Mid Cap Equity Fund

Assets:
Investments at Value	$427,480,490	$303,059,792	$156,413,239	$15,908,029
Cash	—	39,916	—	—
Receivable for Investment Securities Sold	1,392,142	3,805,669	4,821,323	—
Receivable for Capital Shares Sold	500,845	440,328	80,029	—
Dividends and Interest Receivable	207,482	166,901	142,890	2,084
Foreign Tax Reclaim Receivable	—	39,304	14,054	—
Prepaid Expenses	19,656	19,747	16,415	20,481

Total Assets	429,600,615	307,571,657	161,487,950	15,930,594

Liabilities:
Payable Due to Investment Adviser	237,513	166,595	82,529	14,036
Payable for Capital Shares Redeemed	103,742	208,222	23,409	87,513
Payable Due to Administrator	33,747	23,671	12,919	1,441
Payable Due to Distributor	13,686	9,918	4,258	82
Payable Due to Trustees	6,757	4,834	2,882	433
Chief Compliance Officer Fees Payable	1,785	1,266	718	112
Professional Fees Payable	7,485	8,298	8,996	10,177
Payable for Investment Securities Purchased	—	8,157,387	—	—
Income Distribution Payable	—	61,564	38,782	—
Other Accrued Expenses	27,570	23,980	16,696	8,029

Total Liabilities	432,285	8,665,735	191,189	121,823

Net Assets	$429,168,330	$298,905,922	$161,296,761	$15,808,771

NET ASSETS:
Paid-in Capital	$246,406,349	$250,171,425	$150,946,383	$11,446,597
Undistributed Net Investment Income (Accumulated Net Investment Loss) (Distributions in Excess of Net Investment Income)	1,659	(149,067)	(30,801)	(235,208)
Accumulated Net Realized Gain on Investments	11,926,489	8,588,291	5,943,307	1,597,887
Net Unrealized Appreciation on Investments	170,833,833	40,295,273	4,437,872	2,999,495

Net Assets	$429,168,330	$298,905,922	$161,296,761	$15,808,771

Institutional Class Shares:
Net Assets	$365,024,831	$243,114,506	$142,941,869	$15,405,815
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	25,483,779	23,368,708	13,686,334	1,315,403
Net Asset Value, Offering and Redemption Price Per Share	$14.32	$10.40	$10.44	$11.71

Class A Shares:
Net Assets	$64,143,499	$55,791,416	$18,354,892	$402,956
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	4,495,934	5,366,351	1,758,590	34,598
Net Asset Value, Redemption Price Per Share†	$14.27	$10.40	$10.44	$11.65

Maximum Offering Price Per Share — Class A	$14.75	$10.75	$10.79	$12.04

	($14.27÷96.75%)	($10.40÷96.75%)	($10.44÷96.75%)	($11.65÷96.75%)
Cost of Investments	$256,646,657	$262,764,519	$151,975,367	$12,908,534
Cost of Affiliated Investment	—	—	—	—

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

STATEMENTS OF ASSETS AND LIABILITIES

	International Equity Fund	Natural Resources Fund	Cinque Large Cap Buy-Write Equity Fund	Conservative Allocation Fund

Assets:
Investments at Value	$53,254,140	$37,566,855	$64,043,528	$2,374,612
Affiliated Investments at Value	—	—	—	1,149,127
Foreign Currency†	33,415	—	—	—
Unrealized Gain on Forward Foreign Currency Contracts	2,360,672	—	—	—
Purchased Options	—	—	246,630	—
Receivable for Investment Securities Sold	143,139	1,450,728	—	—
Receivable for Capital Shares Sold	64	108,018	1,010,704	208,856
Dividends and Interest Receivable	17,260	32,509	37,893	2,346
Receivable from Investment Adviser	—	—	—	1,850
Foreign Tax Reclaim Receivable	205,681	3,969	—	—
Prepaid Expenses	16,234	20,875	22,989	16,790

Total Assets	56,030,605	39,182,954	65,361,744	3,753,581

Liabilities:
Written Options	—	—	298,100	—
Unrealized Loss on Forward Foreign Currency Contracts	1,122,524	—	—	—
Payable for Investment Securities Purchased	444,934	65,797	—	135,138
Payable Due to Investment Adviser	34,572	26,178	23,470	429
Payable for Capital Shares Redeemed	9,765	122,040	15,190	—
Payable Due to Administrator	4,257	3,146	5,088	264
Payable Due to Trustees	2,042	973	939	55
Chief Compliance Officer Fees Payable	396	246	250	14
Professional Fee Payable	6,227	9,873	9,978	10,346
Payable Due to Distributor	2,791	1,146	1,366	643
Other Accrued Expenses	67,928	9,119	9,201	1,846

Total Liabilities	1,695,436	238,518	363,582	148,735

Net Assets	$54,335,169	$38,944,436	$64,998,162	$3,604,846

NET ASSETS:
Paid-in Capital	$58,134,424	$49,129,828	$58,717,459	$4,048,184
Undistributed (Distributions in Excess of) Net Investment Income	(2,679,511)	(1,206)	(5,813)	7,184
Accumulated Net Realized Loss on Investments, Purchased Options and Written Options	(2,321,977)	(10,545,948)	(2,252,355)	(469,157)
Net Unrealized Appreciation (Depreciation) on Investments, Purchased Options and Written Options	(31,672)	361,762	8,538,871	18,635
Net Unrealized Appreciation on Foreign Currency Contracts, Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	1,233,905	—	—	—

Net Assets	$54,335,169	$38,944,436	$64,998,162	$3,604,846

Institutional Class Shares:
Net Assets	$44,246,565	$34,132,277	$57,187,331	N/A
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	6,424,917	3,667,902	4,497,904	N/A
Net Asset Value, Offering and Redemption Price Per Share†	$6.89	$9.31	$12.71	N/A

Class A Shares:
Net Assets	$10,088,604	$4,812,159	$7,810,831	$3,604,846
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,463,392	517,296	615,531	338,157
Net Asset Value, Redemption Price Per Share†	$6.89	$9.30	$12.69	$10.66

Maximum Offering Price Per Share — Class A	$7.12	$9.61	$13.12	$11.02

	($6.89÷96.75%)	($9.30÷96.75%)	($12.69÷96.75%)	($10.66÷96.75%)
Cost of Investments	$53,285,812	$37,205,093	$55,644,100	$2,343,626
Cost of Affiliated Investment	—	—	—	1,161,478
Cost of Foreign Currency	33,611	—	—	—
Cost of Purchased Options	—	—	271,603	—
Premiums Received of Written Options	—	—	462,516	—

†	The International Equity Fund charges redemption fees. See Note 2 in the Notes to Financial Statements.

N/A — The Fund does not offer this class.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

STATEMENTS OF ASSETS AND LIABILITIES

	Moderate Allocation Fund	Aggressive Allocation Fund	Total Return Bond Fund	Credit Fund

Assets:
Investments at Value	$11,145,838	$6,294,322	$1,415,969,978	$103,236,035
Affiliated Investments at Value	4,268,229	2,278,252	—	—
Cash	—	—	—	29,375
Receivable for Investment Securities Sold	791,311	521,107	7,822,805	—
Receivable for Capital Shares Sold	413,470	—	3,163,493	73,325
Dividends and Interest Receivable	8,961	1,530	10,725,063	911,002
Deferred Offering Costs	—	26,000	—	—
Prepaid Expenses	14,879	4,740	71,199	18,785

Total Assets	16,642,688	9,125,951	1,437,752,538	104,268,522

Liabilities:
Payable for Investment Securities Purchased	1,061,404	519,552	9,292,185	61,600
Payable Due to Investment Adviser	1,927	5,591	418,931	31,770
Payable for Capital Shares Redeemed	11,263	—	853,914	823
Payable Due to Administrator	1,194	673	110,542	8,120
Payable Due to Trustees	246	8	19,056	1,403
Chief Compliance Officer Fees Payable	67	3	5,107	372
Income Distribution Payable	—	—	2,844,382	383,455
Payable Due to Distributor	2,732	1,651	44,655	1,825
Professional Fee Payable	10,261	10,370	10,373	9,787
Other Accrued Expenses	5,091	6,459	97,536	15,991

Total Liabilities	1,094,185	544,307	13,696,681	515,146

Net Assets	$15,548,503	$8,581,644	$1,424,055,857	$103,753,376

NET ASSETS:
Paid-in Capital	$16,382,677	$8,723,154	$1,406,773,040	$105,645,323
Undistributed (Distributions in Excess of) Net Investment Income	19,825	(2,237)	(79,415)	8,456
Accumulated Net Realized Gain (Loss) on Investments	(1,084,236)	(16,106)	4,782,388	(264,379)
Net Unrealized Appreciation (Depreciation) on Investments	230,237	(123,167)	12,579,844	(1,636,024)

Net Assets	$15,548,503	$8,581,644	$1,424,055,857	$103,753,376

Institutional Class Shares:
Net Assets	$1,919,122	N/A	$1,192,667,017	$94,592,576
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	153,233	N/A	111,025,580	9,463,980
Net Asset Value, Offering and Redemption Price Per Share	$12.52	N/A	$10.74	$10.00

Class A Shares:
Net Assets	$13,629,381	$8,581,644	$231,388,840	$9,160,800
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,088,867	845,688	21,538,881	917,510
Net Asset Value, Redemption Price Per Share	$12.52	$10.15	$10.74	$9.98

Maximum Offering Price Per Share — Class A	$12.94	$10.49	$11.10	$10.21

	($12.52÷96.75%)	($10.15÷96.75%)	($10.74÷96.75%)	($9.98÷97.75%)
Cost of Investments	$10,927,102	$6,360,913	$1,403,390,134	$104,872,059
Cost of Affiliated Investment	4,256,728	2,334,828	—	—

N/A —The Fund does not offer this class.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5 (U n a u d i t e d)

STATEMENTS OF ASSETS AND LIABILITIES

	Low Duration Bond Fund	Municipal Bond Fund	Kempner Treasury and Income Fund

Assets:
Investments at Value	$222,149,721	$238,569,151	$16,807,666
Cash	23,003	—	—
Dividends and Interest Receivable	461,086	2,540,862	28,716
Receivable for Capital Shares Sold	232,729	77,000	—
Prepaid Expenses	16,961	16,674	11,833

Total Assets	222,883,500	241,203,687	16,848,215

Liabilities:
Payable for Investment Securities Purchased	1,000,000	1,534,327	—
Income Distribution Payable	216,951	485,872	—
Payable Due to Investment Adviser	65,693	50,209	5,016
Payable for Capital Shares Redeemed	29,140	28,184	—
Payable Due to Administrator	17,334	18,714	1,324
Professional Fee Payable	8,905	9,065	10,254
Payable Due to Distributor	3,473	816	—
Payable Due to Trustees	3,354	3,277	270
Chief Compliance Officer Fees Payable	859	856	65
Other Accrued Expenses	20,413	23,459	4,109

Total Liabilities	1,366,122	2,154,779	21,038

Net Assets	$221,517,378	$239,048,908	$16,827,177

NET ASSETS:
Paid-in Capital	$220,192,176	$228,111,208	$15,270,978
Undistributed (Distributions in Excess of) Net Investment Income	(45,548)	120,989	(87,733)
Accumulated Net Realized Loss on Investments	(1,120,942)	(23,133)	(65)
Net Unrealized Appreciation on Investments	2,491,692	10,839,844	1,643,997

Net Assets	$221,517,378	$239,048,908	$16,827,177

Institutional Class Shares:
Net Assets	$203,920,628	$234,897,046	$16,827,177
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	19,723,010	21,941,409	1,650,024
Net Asset Value, Offering and Redemption Price Per Share	$10.34	$10.71	$10.20

Class A Shares:
Net Assets	$17,596,750	$4,151,862	N/A
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,701,503	388,001	N/A
Net Asset Value, Redemption Price Per Share	10.34	10.70	N/A

Maximum Offering Price Per Share — Class A	$10.58	$10.95	N/A

	($10.34÷97.75%)	($10.70÷97.75%)
Cost of Investments	$219,658,029	$227,729,307	$15,163,669

N/A — The Fund does not offer this class.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | F O R T H E S I X M O N T H S E N D E D J A N U A R Y 3 1, 2 0 1 5 (Unaudited)

STATEMENTS OF OPERATIONS

	Growth Equity Fund	Value Equity Fund	Kempner Multi-Cap Deep Value Equity Fund	Mid Cap Equity Fund

Investment Income:
Dividend Income	$2,269,622	$3,276,574	$2,307,400	$51,605
Foreign Taxes Withheld	(3,180)	(95,502)	(18,413)	—

Total Investment Income	2,266,442	3,181,072	2,288,987	51,605

Expenses:
Investment Advisory Fees	1,450,693	1,027,878	544,072	118,703
Administration Fees	204,453	144,863	84,464	11,189
Distribution Fees — Class A	81,346	72,109	25,563	607
Trustees’ Fees	9,362	6,687	3,996	570
Chief Compliance Officer Fees	3,433	2,456	1,486	211
Transfer Agent Fees	36,519	32,889	24,612	14,269
Professional Fees	21,894	18,917	15,984	12,000
Registration Fees	15,258	17,722	13,861	13,049
Printing Fees	13,519	9,533	5,675	828
Custodian Fees	10,144	7,234	4,329	2,596
Interest Expense on Borrowings	—	—	—	26
Insurance and Other Expenses	11,599	8,270	5,319	903

Total Expenses	1,858,220	1,348,558	729,361	174,951
Less: Fees Paid Indirectly	(11)	(15)	(4)	(2)

Net Expenses	1,858,209	1,348,543	729,357	174,949

Net Investment Income (Loss)	408,233	1,832,529	1,559,630	(123,344)

Net Realized Gain from Investments	22,798,125	14,661,804	9,586,978	2,584,701
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,222,267)	(8,352,759)	(13,907,667)	(2,719,111)

Net Realized and Unrealized Gain (Loss) on Investments	21,575,858	6,309,045	(4,320,689)	(134,410)

Increase (Decrease) in Net Assets Resulting from Operations	$21,984,091	$8,141,574	$(2,761,059)	$(257,754)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | F O R T H E S I X M O N T H S E N D E D J A N U A R Y 3 1, 2 0 1 5 (Unaudited)

STATEMENTS OF OPERATIONS

	International Equity Fund	Natural Resources Fund	Cinque Large Cap Buy-Write Equity Fund	Conservative Allocation Fund

Investment Income:
Dividend Income	$987,294	$612,816	$638,144	$41,977
Dividend Income from Affiliated Investments	—	—	—	55,962
Interest Income	—	134	—	—
Foreign Taxes Withheld	(63,168)	(20,579)	(19)	—

Total Investment Income	924,126	592,371	638,125	97,939

Expenses:
Investment Advisory Fees	612,108	237,355	265,184	2,661
Administration Fees	61,474	27,161	29,250	1,625
Distribution Fees — Class A	18,403	9,242	8,618	4,435
Trustees’ Fees	3,069	1,368	1,306	76
Chief Compliance Officer Fees	1,191	507	478	28
Transfer Agent Fees	24,343	17,196	16,758	5,672
Professional Fees	16,590	12,956	12,784	11,408
Registration Fees	13,912	11,251	15,178	4,826
Printing Fees	4,188	2,010	1,959	514
Custodian Fees	85,717	2,705	3,359	2,531
Interest Expense on Borrowings	14,092	2,814	318	46
Insurance and Other Expenses	11,348	1,970	1,692	204

Total Expenses	866,435	326,535	356,884	34,026
Less: Investment Advisory Fees Waived	—	—	(28,126)	(2,661)
Less: Reimbursement of Other Operating Expenses	—	—	—	(2,945)
Less: Fees Paid Indirectly	(10)	(4)	(3)	(2)

Net Expenses	866,425	326,531	328,755	28,418

Net Investment Income	57,701	265,840	309,370	69,521

Net Realized Gain (Loss) from Investments	(3,027,992)	(6,948,990)	575,787	40,447
Net Realized Gain from Affiliated Investments	—	—	—	5,778
Net Realized Loss on Purchased Options	—	—	(77,583)	—
Net Realized Loss on Written Options	—	—	(1,602,356)	—
Net Realized Gain on Foreign Currency Transactions	1,997,730	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,785,268)	(13,327,846)	1,422,327	(23,037)
Net Change in Unrealized Appreciation (Depreciation) on Affiliated Investments	—	—	—	(33,274)
Net Change in Unrealized Appreciation (Depreciation) on Purchased Options	—	—	(38,984)	—
Net Change in Unrealized Appreciation (Depreciation) on Written Options	—	—	(10,328)	—
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	743,492	—	—	—

Net Realized and Unrealized Gain (Loss) on Investments	(5,072,038)	(20,276,836)	268,863	(10,086)

Increase (Decrease) in Net Assets Resulting from Operations	$(5,014,337)	$(20,010,996)	$578,233	$59,435

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | F O R T H E S I X M O N T H S E N D E D J A N U A R Y 3 1, 2 0 1 5 (Unaudited)

STATEMENTS OF OPERATIONS

	Moderate Allocation Fund	Aggressive Allocation Fund	Total Return Bond Fund	Credit Fund
Investment Income:
Interest Income	$—	$—	$28,107,420	$2,833,170
Dividend Income	156,942	16,534	736	113
Dividend Income from Affiliated Investments	191,935	20,145	—	—

Total Investment Income	348,877	36,679	28,108,156	2,833,283

Expenses:
Investment Advisory Fees	11,460	1,707	2,340,911	301,408
Administration Fees	7,005	1,481	612,811	46,022
Distribution Fees — Class A	16,599	2,846	243,398	11,836
Trustees’ Fees	330	12	26,730	2,017
Chief Compliance Officer Fees	121	4	9,759	736
Transfer Agent Fees	14,069	6,385	98,873	18,646
Professional Fees	11,706	11,330	40,857	13,509
Registration Fees	14,523	1,148	41,849	13,574
Printing Fees	1,390	117	37,993	2,926
Custodian Fees	2,564	2,443	28,879	2,753
Interest Expense on Borrowings	113	387	1,767	1,156
Insurance and Other Expenses	825	500	59,003	15,608

Total Expenses	80,705	28,360	3,542,830	430,191
Less: Investment Advisory Fees Waived	—	(1,707)	—	(181)
Less: Reimbursement of Other Operating Expenses	—	(8,164)	—	—
Less: Fees Paid Indirectly	(6)	(1)	(250)	(3)

Net Expenses	80,699	18,488	3,542,580	430,007

Net Investment Income	268,178	18,191	24,565,576	2,403,276

Net Realized Gain (Loss) from Investments	409,811	309	9,769,817	(181,996)
Net Realized Gain (Loss) from Affiliated Investments	1,788	(16,413)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	(353,306)	(66,757)	(12,898,440)	(1,878,894)
Net Change in Unrealized Appreciation (Depreciation) on Affiliated Investments	(151,466)	(58,646)	—	—

Net Realized and Unrealized Loss on investments	(93,173)	(141,507)	(3,128,623)	(2,060,890)

Increase (Decrease) in Net Assets Resulting from Operations	$175,005	$(123,316)	$21,436,953	$342,386

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | F O R T H E S I X M O N T H S E N D E D J A N U A R Y 3 1, 2 0 1 5 (Unaudited)

STATEMENTS OF OPERATIONS

	Low Duration Bond Fund	Municipal Bond Fund	Kempner Treasury and Income Fund

Investment Income:
Interest Income	$1,985,451	$3,317,891	$8,755
Dividend Income	198	603	143

Total Investment Income	1,985,649	3,318,494	8,898

Expenses:
Investment Advisory Fees	389,559	398,360	30,980
Administration Fees	101,970	104,282	8,109
Distribution Fees — Class A	21,951	5,152	—
Trustees’ Fees	4,627	4,598	374
Chief Compliance Officer Fees	1,709	1,690	139
Transfer Agent Fees	26,494	25,826	8,029
Registration Fees	17,615	13,844	8,346
Professional Fees	16,601	16,397	11,745
Printing Fees	6,559	6,564	578
Custodian Fees	4,977	4,952	2,567
Insurance and Other Expenses	12,503	18,682	1,057

Total Expenses	604,565	600,347	71,924
Less: Investment Advisory Fees Waived	—	(113,816)	—
Less: Fees Paid Indirectly	(10)	(2)	(1)

Net Expenses	604,555	486,529	71,923

Net Investment Income (Loss)	1,381,094	2,831,965	(63,025)

Net Realized Gain (Loss) from Investments	(150,074)	(23,038)	199,957
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,086,125	4,067,346	(36,304)

Net Realized and Unrealized Gain on investments	936,051	4,044,308	163,653

Increase in Net Assets Resulting from Operations	$2,317,145	$6,876,273	$100,628

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Equity Fund
	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014
Operations:
Net Investment Income	$408,233	$447,973
Net Realized Gain on Investments	22,798,125	20,713,498
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,222,267)	52,377,282

Net Increase in Net Assets Resulting from Operations	21,984,091	73,538,753

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	(676,194)	(363,026)
Class A Shares	—	—
Realized Capital Gains:
Institutional Class Shares	(22,161,161)	(11,878,769)
Class A Shares	(3,793,217)	(3,223,117)

Total Dividends and Distributions	(26,630,572)	(15,464,912)

Capital Share Transactions:
Institutional Class Shares:
Issued	20,102,512	70,318,756
Reinvestment of Dividends	2,276,192	316,787
Redeemed	(25,783,780)	(47,749,213)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(3,405,076)	22,886,330

Class A Shares:
Issued	1,355,710	4,061,528
Reinvestment of Dividends	2,683,287	2,482,040
Redeemed	(2,637,048)	(36,688,234)

Net Increase (Decrease) in Net Assets from Class A Share Transactions	1,401,949	(30,144,666)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,003,127)	(7,258,336)

Total Increase (Decrease) in Net Assets	(6,649,608)	50,815,505

Net assets:
Beginning of Period	435,817,938	385,002,433

End of Period	$429,168,330	$435,817,938

Undistributed (Distributions in Excess of) Net Investment Income	$1,659	$269,620

Share Transactions:
Institutional Class Shares:
Issued	1,367,750	5,127,790
Reinvestment of Dividends	157,070	24,327
Redeemed	(1,740,339)	(3,510,232)

Total Increase (Decrease) in Institutional Class Shares:	(215,519)	1,641,885

Class A Shares:
Issued	91,666	302,395
Reinvestment of Dividends	186,210	191,368
Redeemed	(178,911)	(2,662,318)

Total Increase (Decrease) in Class A Shares:	98,965	(2,168,555)

Net Increase (Decrease) in Shares Outstanding	(116,554)	(526,670)

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Value Equity Fund		Kempner Multi-Cap Deep Value Equity Fund
Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014

$1,832,529	$4,764,695	$1,559,630	$3,132,105
14,661,804	31,005,580	9,586,978	12,474,881
(8,352,759)	7,346,667	(13,907,667)	7,148,632

8,141,574	43,116,942	(2,761,059)	22,755,618

(1,562,494)	(3,955,894)	(1,440,936)	(2,894,406)
(278,640)	(774,929)	(155,589)	(306,653)

(22,992,964)	(23,304,254)	(10,910,567)	(3,898,005)
(5,049,426)	(5,125,087)	(1,393,905)	(469,971)

(29,883,524)	(33,160,164)	(13,900,997)	(7,569,035)

17,161,877	53,315,507	5,361,636	23,727,977
1,202,396	1,167,021	355,852	18,466
(12,439,993)	(30,387,599)	(23,611,221)	(36,584,298)

5,924,280	24,094,929	(17,893,733)	(12,837,855)

439,904	4,534,630	298,002	926,184
4,081,205	4,523,374	1,138,359	534,657
(1,565,931)	(5,282,334)	(2,118,638)	(3,358,631)

2,955,178	3,775,670	(682,277)	(1,897,790)

8,879,458	27,870,599	(18,576,010)	(14,735,645)

(12,862,492)	37,827,377	(35,238,066)	450,938

311,768,414	273,941,037	196,534,827	196,083,889

$298,905,922	$311,768,414	$161,296,761	$196,534,827

$(149,067)	$(140,462)	$(30,801)	$6,094

1,559,143	4,867,524	485,205	2,103,063
112,041	112,316	33,104	1,679
(1,115,743)	(2,766,088)	(2,057,433)	(3,231,682)

555,441	2,213,752	(1,539,124)	(1,126,940)

39,430	419,946	25,506	82,322
380,388	434,730	105,684	48,626
(140,265)	(475,188)	(189,461)	(298,375)

279,553	379,488	(58,271)	(167,427)

834,994	2,593,240	(1,597,395)	(1,294,367)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Mid Cap Equity Fund
	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014
Operations:
Net Investment Income (Loss)	$(123,344)	$(253,460)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	2,584,701	4,030,296
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(2,719,111)	25,590

Net Increase (Decrease) in Net Assets Resulting from Operations	(257,754)	3,802,426

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	—	—
Class A Shares	—	—
Realized Capital Gains:
Institutional Class Shares	(4,048,136)	(1,844,204)
Class A Shares	(74,396)	(19,447)

Total Dividends and Distributions	(4,122,532)	(1,863,651)

Capital Share Transactions:
Institutional Class Shares:
Issued	5,014	1,088,944
Reinvestment of Dividends	229,876	132,740
Redemption Fees (Note 2)	—	—
Redeemed	(7,348,714)	(5,583,580)

Net Decrease in Net Assets from Institutional Class Share Transactions	(7,113,824)	(4,361,896)

Class A Shares:
Issued	236,544	121,233
Reinvestment of Dividends	73,433	8,381
Redeemed	(246,552)	—

Net Increase (Decrease) in Net Assets from Class A Share Transactions	63,425	129,614

Net Decrease in Net Assets from Capital Share Transactions	(7,050,399)	(4,232,282)

Total Increase (Decrease) in Net Assets	(11,430,685)	(2,293,507)

Net assets:
Beginning of Period	27,239,456	29,532,963

End of Period	$15,808,771	$27,239,456

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income) (Accumulated Net Investment Loss)	$(235,208)	$(111,864)

Share Transactions:
Institutional Class Shares:
Issued	332	74,909
Reinvestment of Dividends	18,765	9,564
Redeemed	(544,248)	(382,905)

Total Decrease in Institutional Class Shares:	(525,151)	(298,432)

Class A Shares:
Issued	16,427	8,544
Reinvestment of Dividends	6,024	605
Redeemed	(16,426)	—

Total Increase (Decrease) in Class A Shares:	6,025	9,149

Net Decrease in Shares Outstanding	(519,126)	(289,283)

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

International Equity Fund		Natural Resources Fund
Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014

$57,701	$1,341,946	$265,840	$366,714
(1,030,262)	43,666,363	(6,948,990)	1,066,631
(4,041,776)	(34,803,535)	(13,327,846)	8,525,599

(5,014,337)	10,204,774	(20,010,996)	9,958,944

(1,881,047)	(4,652,036)	(385,190)	(245,351)
(367,091)	(838,323)	(43,883)	(14,651)

(8,755,164)	(10,963,255)	—	—
(1,752,385)	(2,129,439)	—	—

(12,755,687)	(18,583,053)	(429,073)	(260,002)

4,183,479	47,233,330	6,520,237	13,866,415
4,470,046	424,769	7,458	7,457
—	8	—	—
(129,808,494)	(89,187,954)	(17,895,088)	(14,142,829)

(121,154,969)	(41,529,847)	(11,367,393)	(268,957)

222,831	3,875,748	120,890	621,321
1,982,790	2,403,617	27,434	8,789
(8,565,172)	(29,377,572)	(2,000,705)	(1,136,912)

(6,359,551)	(23,098,207)	(1,852,381)	(506,802)

(127,514,520)	(64,628,054)	(13,219,774)	(775,759)

(145,284,544)	(73,006,333)	(33,659,843)	8,923,183

199,619,713	272,626,046	72,604,279	63,681,096

$54,335,169	$199,619,713	$38,944,436	$72,604,279

$(2,679,511)	$(489,074)	$(1,206)	$162,027

489,650	5,121,169	552,542	1,132,482
627,425	46,552	773	648
(15,098,237)	(9,754,098)	(1,770,004)	(1,188,033)

(13,981,162)	(4,586,377)	(1,216,689)	(54,903)

28,698	416,482	11,365	51,631
278,998	264,051	2,843	765
(1,001,192)	(3,176,589)	(201,296)	(94,066)

(693,496)	(2,496,056)	(187,088)	(41,670)

(14,674,658)	(7,082,433)	(1,403,777)	(96,573)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Cinque Large Cap Buy-Write Equity Fund
	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014
Operations:
Net Investment Income	$309,370	$249,208
Net Realized Gain (Loss) on Investments, Purchased Options, Written Options and Affiliated Investments	(1,104,152)	(614,818)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Purchased Options and Written Options	1,373,015	5,933,182

Net Increase in Net Assets Resulting from Operations	578,233	5,567,572

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	(519,082)	(27,565)
Class A Shares	(44,816)	—
Realized Capital Gains:
Institutional Class Shares	—	(172,450)
Class A Shares	—	(28,756)

Total Dividends and Distributions	(563,898)	(228,771)

Capital Share Transactions:
Institutional Class Shares:
Issued	6,482,670	44,487,091
Reinvestment of Dividends	13,365	2,333
Redeemed	(2,781,425)	(3,383,030)

Net Increase (Decrease) in Net Assets from Institutional Share Transactions	3,714,610	41,106,394

Class A Shares:
Issued	1,310,981	3,612,883
Reinvestment of Dividends	26,425	27,899
Redeemed	(204,648)	(999,737)

Net Increase (Decrease) in Net Assets from Class A Share Transactions	1,132,758	2,641,045

Net Increase (Decrease) in Net Assets from Capital Share Transactions	4,847,368	43,747,439

Total Increase (Decrease) in Net Assets	4,861,703	49,086,240

Net assets:
Beginning of Period	60,136,459	11,050,219

End of Period	$64,998,162	$60,136,459

Undistributed Net Investment Income (Accumulated Net Investment Loss) (Distributions in Excess of Net Investment Income)	$(5,813)	$248,715

Share Transactions:
Institutional Class Shares:
Issued	505,834	3,789,847
Reinvestment of Dividends	1,020	200
Redeemed	(216,786)	(276,673)

Total Increase (Decrease) in Institutional Class Shares:	290,068	3,513,374

Class A Shares:
Issued	102,973	308,944
Reinvestment of Dividends	2,020	2,399
Redeemed	(15,973)	(84,512)

Total Increase (Decrease) in Class A Shares:	89,020	226,831

Net Increase (Decrease) in Shares Outstanding	379,088	3,740,205

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Conservative Allocation Fund		Moderate Allocation Fund
Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014

$69,521	$9,926	$268,178	$149,539
46,225	720,948	411,599	1,880,966
(56,311)	(403,126)	(504,772)	(710,877)

59,435	327,748	175,005	1,319,628

—	—	(34,552)	(52,794)
(61,235)	—	(216,203)	(99,411)

—	—	—	—
—	—	—	—

(61,235)	—	(250,755)	(152,205)

—	—	21,988	4,009
—	—	120	403
—	—	(109,971)	(2,496,323)

—	—	(87,863)	(2,491,911)

476,986	654,083	963,827	10,978,096
5,031	—	206,540	93,780
(771,515)	(2,216,261)	(1,001,530)	(5,268,246)

(289,498)	(1,562,178)	168,837	5,803,630

(289,498)	(1,562,178)	80,974	3,311,719

(291,298)	(1,234,430)	5,224	4,479,142

3,896,144	5,130,574	15,543,279	11,064,137

$3,604,846	$3,896,144	$15,548,503	$15,543,279

$7,184	$(1,102)	$19,825	$2,402

—	—	1,727	325
—	—	9	33
—	—	(8,604)	(203,813)

—	—	(6,868)	(203,455)

44,762	62,565	76,179	898,228
471	—	16,245	7,599
(71,486)	(211,976)	(79,075)	(430,716)

(26,253)	(149,411)	13,349	475,111

(26,253)	(149,411)	6,481	271,656

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Aggressive Allocation Fund
	Six Months Ended January 31, 2015 (Unaudited)	Period Ended July 31, 2014*
Operations:
Net Investment Income	$18,191	$855
Net Realized Gain (Loss) on Investments and Affiliated Investments	(16,104)	2,065
Net Change in Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	(125,403)	2,236

Net Increase (Decrease) in Net Assets Resulting from Operations	(123,316)	5,156

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	—	—
Class A Shares	(21,283)	—
Realized Capital Gains:
Institutional Class Shares	—	—
Class A Shares	(2,067)	—

Total Dividends and Distributions	(23,350)	—

Capital Share Transactions:
Institutional Class Shares:
Issued	—	—
Reinvestment of Dividends	—	—
Redeemed	—	—

Net Increase in Net Assets from Institutional Class Share Transactions	—	—

Class A Shares:
Issued	8,214,969	493,110
Reinvestment of Dividends	18,873	—
Redeemed	(3,798)	—

Net Increase in Net Assets from Class A Share Transactions	8,230,044	493,110

Net Increase in Net Assets from Capital Share Transactions	8,230,044	493,110

Total Increase in Net Assets	8,083,378	498,266

Net assets:
Beginning of Period	498,266	—

End of Period	$8,581,644	$498,266

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(2,237)	$855

Share Transactions:
Institutional Class Shares:
Issued	—	—
Reinvestment of Dividends	—	—
Redeemed	—	—

Total Increase in Institutional Class Shares:	—	—

Class A Shares:
Issued	794,950	49,276
Reinvestment of Dividends	1,829	—
Redeemed	(367)	—

Total Increase in Class A Shares:	796,412	49,276

Net Increase in Shares Outstanding	796,412	49,276

*	Fund commenced operations on May 19, 2014.

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Total Return Bond Fund		Credit Fund
Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014

$24,565,576	$40,054,832	$2,403,276	$2,889,813
9,769,817	12,107,437	(181,996)	623,690
(12,898,440)	8,736,907	(1,878,894)	631,356

21,436,953	60,899,176	342,386	4,144,859

(21,233,442)	(35,214,418)	(2,180,422)	(2,542,274)
(3,435,546)	(5,718,881)	(215,936)	(342,670)

(13,698,403)	(9,691,365)	(635,454)	(81,918)
(2,461,659)	(1,746,654)	(70,408)	(14,788)

(40,829,050)	(52,371,318)	(3,102,220)	(2,981,650)

244,120,322	400,905,393	26,918,729	62,682,267
7,926,220	5,480,565	91,039	40,848
(105,558,839)	(144,360,835)	(11,257,923)	(7,912,237)

146,487,703	262,025,123	15,751,845	54,810,878

85,440,791	98,328,583	1,127,445	3,284,423
4,242,511	4,728,925	204,676	301,628
(25,805,230)	(59,930,205)	(1,071,214)	(925,670)

63,878,072	43,127,303	260,907	2,660,381

210,365,775	305,152,426	16,012,752	57,471,259

190,973,678	313,680,284	13,252,918	58,634,468

1,233,082,179	919,401,895	90,500,458	31,865,990

$1,424,055,857	$1,233,082,179	$103,753,376	$90,500,458

$(79,415)	$23,997	$8,456	$1,538

22,522,993	36,930,634	2,637,556	6,135,449
736,898	505,563	9,054	3,974
(9,757,110)	(13,308,904)	(1,103,341)	(770,843)

13,502,781	24,127,293	1,543,269	5,368,580

7,880,703	9,056,884	111,081	322,824
394,477	437,021	20,319	29,615
(2,374,282)	(5,514,774)	(107,301)	(90,912)

5,900,898	3,979,131	24,099	261,527

19,403,679	28,106,424	1,567,368	5,630,107

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Low Duration Bond Fund
	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014
Operations:
Net Investment Income (Loss)	$1,381,094	$3,260,732
Net Realized Gain (Loss) on Investments	(150,074)	(1,011,533)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,086,125	301,182

Net Increase in Net Assets Resulting from Operations	2,317,145	2,550,381

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	(1,334,085)	(2,918,085)
Class A Shares	(92,632)	(300,375)
Realized Capital Gains:
Institutional Class Shares	—	(2,888,832)
Class A Shares	—	(434,329)

Total Dividends and Distributions	(1,426,717)	(6,541,621)

Capital Share Transactions:
Institutional Class Shares:
Issued	17,277,786	49,624,860
Reinvestment of Dividends	150,969	538,137
Redeemed	(17,521,650)	(55,413,203)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(92,895)	(5,250,206)

Class A Shares:
Issued	1,242,304	4,579,340
Reinvestment of Dividends	54,033	525,760
Redeemed	(924,106)	(19,406,792)

Net Increase (Decrease) in Net Assets from Class A Share Transactions	372,231	(14,301,692)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	279,336	(19,551,898)

Total Increase (Decrease) in Net Assets	1,169,764	(23,543,138)

Net assets:
Beginning of Period	220,347,614	243,890,752

End of Period	$221,517,378	$220,347,614

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(45,548)	$75

Share Transactions:
Institutional Class Shares:
Issued	1,675,600	4,799,583
Reinvestment of Dividends	14,648	52,194
Redeemed	(1,699,365)	(5,343,308)

Total Increase (Decrease) in Institutional Class Shares:	(9,117)	(491,531)

Class A Shares:
Issued	120,587	442,559
Reinvestment of Dividends	5,240	50,970
Redeemed	(89,583)	(1,879,202)

Total Increase (Decrease) in Class A Shares:	36,244	(1,385,673)

Net Increase (Decrease) in Shares Outstanding	27,127	(1,877,204)

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Municipal Bond Fund		Kempner Treasury and Income Fund
Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014

$2,831,965	$5,646,975	$(63,025)	$400,803
(23,038)	507,208	199,957	377,218
4,067,346	2,862,989	(36,304)	(275,961)

6,876,273	9,017,172	100,628	502,060

(2,772,315)	(5,505,728)	(81,187)	(375,053)
(45,497)	(95,591)	—	—

(140,689)	(501,491)	(577,240)	—
(2,552)	(9,903)	—	—

(2,961,053)	(6,112,713)	(658,427)	(375,053)

43,378,994	37,427,424	422,074	1,357,883
19,862	59,442	11,879	3,522
(15,752,479)	(63,043,584)	(1,014,945)	(7,710,904)

27,646,377	(25,556,718)	(580,992)	(6,349,499)

14,661	291,133	—	—
38,014	85,565	—	—
—	(243,277)	—	—

52,675	133,421	—	—

27,699,052	(25,423,297)	(580,992)	(6,349,499)

31,614,272	(22,518,838)	(1,138,791)	(6,222,492)

207,434,636	229,953,474	17,965,968	24,188,460

$239,048,908	$207,434,636	$16,827,177	$17,965,968

$120,989	$106,836	$(87,733)	$56,479

4,093,484	3,587,961	41,113	130,864
1,874	5,713	1,189	337
(1,485,969)	(6,065,103)	(99,025)	(737,551)

2,609,389	(2,471,429)	(56,723)	(606,350)

1,385	28,011	—	—
3,585	8,211	—	—
—	(23,256)	—	—

4,970	12,966	—	—

2,614,359	(2,458,463)	(56,723)	(606,350)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2015 (Unaudited) and the Periods Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Growth Equity Fund
Institutional Class
2015***	$14.49	$0.02		$0.72	$0.74	$(0.03)	$(0.88)	$(0.91)	$14.32	4.99%		$365,025	0.80	%*	0.80	%*	0.22	%*	9	%**
2014	12.58	0.02		2.42	2.44	(0.02)	(0.51)	(0.53)	14.49	19.81	††	372,380	0.80		0.85		0.15		28
2013	10.48	0.03		2.09	2.12	(0.02)	—	(0.02)	12.58	20.29	††	302,637	0.80		0.95		0.31		32
2012	10.26	0.01		0.23	0.24	(0.02)	—	(0.02)	10.48	2.31	††	262,447	0.81		0.96		0.13		46
2011	8.21	0.02		2.06	2.08	(0.03)	(0.00)^	(0.03)	10.26	25.35	††	257,479	0.82		0.97		0.21		38
2010	7.61	0.03		0.60	0.63	(0.03)	—	(0.03)	8.21	8.25	††	195,304	0.82		0.97		0.31		56
Class A
2015***	$14.43	$0.00		$0.72	$0.72	$—	$(0.88)	$(0.88)	$14.27	4.91%		$64,143	1.05	%*	1.05	%*	(0.03	)%*	9	%**
2014	12.55	(0.01)		2.40	2.39	—	(0.51)	(0.51)	14.43	19.47	††	63,438	1.05		1.11		(0.08)		28
2013	10.46	0.01		2.08	2.09	—	—	—	12.55	19.98	††	82,365	1.05		1.20		0.06		32
2012	10.24	(0.01)		0.23	0.22	—	—	—	10.46	2.15	††	73,480	1.06		1.21		(0.12)		46
2011	8.19	(0.00	)††	2.06	2.06	(0.01)	(0.00)^	(0.01)	10.24	25.12	††	72,139	1.07		1.22		(0.05)		38
2010	7.59	0.00	‡	0.61	0.61	(0.01)	—	(0.01)	8.19	8.05	††	47,235	1.07		1.22		0.06		56

Value Equity Fund
Institutional Class
2015***	$11.18	$0.07		$0.23	$0.30	$(0.07)	$(1.01)	$(1.08)	$10.40	2.37%		$243,115	0.81	%*	0.81	%*	1.21	%*	25	%**
2014	10.83	0.18		1.46	1.64	(0.18)	(1.11)	(1.29)	11.18	16.28	††	254,952	0.81		0.86		1.67		52
2013	8.92	0.21		1.91	2.12	(0.21)	—	(0.21)	10.83	24.10	††	223,004	0.81		0.96		2.17		77
2012	9.20	0.19		(0.28)	(0.09)	(0.19)	—	(0.19)	8.92	(0.94	)††	225,509	0.81		0.96		2.16		90
2011	8.03	0.19		1.17	1.36	(0.19)	—	(0.19)	9.20	17.03	††	235,531	0.82		0.97		2.12		82
2010	7.44	0.15		0.59	0.74	(0.15)	—	(0.15)	8.03	9.96	††	198,506	0.83		0.98		1.84		76
Class A
2015***	$11.17	$0.05		$0.24	$0.29	$(0.05)	$(1.01)	$(1.06)	$10.40	2.35%		$55,791	1.06	%*	1.06	%*	0.95	%*	25	%**
2014	10.82	0.16		1.45	1.61	(0.15)	(1.11)	(1.26)	11.17	16.00	††	56,817	1.06		1.11		1.42		52
2013	8.91	0.19		1.90	2.09	(0.18)	—	(0.18)	10.82	23.82	††	50,937	1.06		1.21		1.95		77
2012	9.19	0.17		(0.28)	(0.11)	(0.17)	—	(0.17)	8.91	(1.19	)††	58,479	1.06		1.21		1.90		90
2011	8.03	0.17		1.16	1.33	(0.17)	—	(0.17)	9.19	16.62	††	62,921	1.07		1.22		1.89		82
2010	7.43	0.13		0.60	0.73	(0.13)	—	(0.13)	8.03	9.85	††	39,781	1.08		1.23		1.54		76

Kempner Multi-Cap Deep Value Equity Fund
Institutional Class
2015***	$11.53	$0.10		$(0.28)	$(0.18)	$(0.10)	$(0.81)	$(0.91)	$10.44	(1.77)%		$142,942	0.76	%*	0.76	%*	1.72	%*	9	%**
2014	10.69	0.18		1.09	1.27	(0.18)	(0.25)	(0.43)	11.53	12.14		175,593	0.77		0.77		1.60		22
2013	8.99	0.16		1.79	1.95	(0.17)	(0.08)	(0.25)	10.69	22.03		174,867	0.77		0.77		1.70		18
2012	8.90	0.17		0.10	0.27	(0.18)	—	(0.18)	8.99	3.06		154,505	0.78		0.78		1.99		24
2011	7.89	0.15		1.02	1.17	(0.16)	—	(0.16)	8.90	14.80		141,615	0.78		0.78		1.69		22
2010	7.20	0.15		0.69	0.84	(0.15)	—	(0.15)	7.89	11.75		125,363	0.79		0.79		1.87		23
Class A
2015***	$11.53	$0.08		$(0.27)	$(0.19)	$(0.09)	$(0.81)	$(0.90)	$10.44	(1.89)%		$18,355	1.01	%*	1.01	%*	1.46	%*	9	%**
2014	10.69	0.15		1.10	1.25	(0.16)	(0.25)	(0.41)	11.53	11.90		20,942	1.02		1.02		1.35		22
2013	8.99	0.14		1.79	1.93	(0.15)	(0.08)	(0.23)	10.69	21.76		21,217	1.02		1.02		1.47		18
2012	8.90	0.15		0.09	0.24	(0.15)	—	(0.15)	8.99	2.81		24,982	1.03		1.03		1.74		24
2011	7.89	0.13		1.01	1.14	(0.13)	—	(0.13)	8.90	14.52		29,402	1.03		1.03		1.44		22
2010	7.20	0.13		0.69	0.82	(0.13)	—	(0.13)	7.89	11.48		27,365	1.04		1.04		1.62		23

*	Annualized.
**	Not annualized.
***	Six months ended January 31, 2015.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Total return figures do not include applicable sales loads. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
‡	Amount represents less than $0.01.
^	Includes a return of capital less than $0.01 per share.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2015 (Unaudited) and the Periods Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Mid Cap Equity Fund
Institutional Class
2015***	$14.57	$(0.07)	$(0.19)	$(0.26)	$—	$(2.60)	$(2.60)	$11.71	(2.55)%	$15,406	1.43	%*	1.43	%*	(1.00	)%*	50	%**
2014	13.68	(0.12)	1.93	1.81	—	(0.92)	(0.92)	14.57	13.56	26,824	1.33		1.33		(0.86)		58
2013	11.41	(0.09)	3.02	2.93	—	(0.66)	(0.66)	13.68	26.90 ††	29,267	1.49		1.53		(0.75)		118
2012	12.26	(0.07)	(0.56)	(0.63)	—	(0.22)	(0.22)	11.41	(5.06)	25,448	1.25		1.25		(0.61)		108
2011	9.40	(0.10)	2.96	2.86	—	—	—	12.26	30.43	54,972	1.26		1.26		(0.86)		53
2010	7.13	(0.08)	2.35	2.27	—	—	—	9.40	31.84	21,159	1.39		1.39		(0.92)		72
Class A
2015***	$14.53	$(0.09)	$(0.19)	$(0.28)	$—	$(2.60)	$(2.60)	$11.65	(2.70)%	$403	1.70	%*	1.70	%*	(1.30	)%*	50	%**
2014	13.67	(0.16)	1.94	1.78	—	(0.92)	(0.92)	14.53	13.35	415	1.58		1.58		(1.11)		58
2013	11.41	(0.13)	3.05	2.92	—	(0.66)	(0.66)	13.67	26.81 ††	266	1.72		1.75		(0.97)		118
2012(a)	12.12	(0.08)	(0.63)	(0.71)	—	—	—	11.41	(5.86)	—	1.80	*	1.80	*	(1.38	)*	108	**(2)

International Equity Fund
Institutional Class
2015***	$8.85	$0.01	$(0.22)	$(0.21)	$(0.29)	$(1.46)	$(1.75)	$6.89	(2.30)%	$44,246	1.26	%*	1.26	%*	0.12	%*	52	%**
2014	9.20	0.06	0.26	0.32	(0.20)	(0.47)	(0.67)	8.85	3.42	180,561	1.18		1.18		0.61		120
2013	8.08	0.10	1.19	1.29	(0.17)	—	(0.17)	9.20	16.10	229,891	1.15		1.15		1.09		50
2012	9.18	0.11	(1.16)	(1.05)	(0.05)	—	(0.05)	8.08	(11.39)	198,348	1.14		1.14		1.32		20
2011	7.79	0.11	1.34	1.45	(0.06)	—	(0.06)	9.18	18.66	263,419	1.14		1.14		1.25		26
2010	7.18	0.07	0.55	0.62	(0.01)	—	(0.01)	7.79	8.69	218,996	1.16		1.16		0.91		35
Class A
2015***	$8.84	$(0.01)	$(0.22)	$(0.23)	$(0.26)	$(1.46)	$(1.72)	$6.89	(2.65)%	$10,089	1.54	%*	1.54	%*	(0.21	)%*	52	%**
2014	9.18	0.02	0.29	0.31	(0.18)	(0.47)	(0.65)	8.84	3.29	19,059	1.42		1.42		0.18		120
2013	8.06	0.07	1.20	1.27	(0.15)	—	(0.15)	9.18	15.85	42,735	1.40		1.40		0.80		50
2012	9.16	0.09	(1.16)	(1.07)	(0.03)	—	(0.03)	8.06	(11.67)	39,475	1.39		1.39		1.07		20
2011	7.77	0.09	1.34	1.43	(0.04)	—	(0.04)	9.16	18.42	49,881	1.39		1.39		1.01		26
2010	7.18	0.05	0.54	0.59	—	—	—	7.77	8.22	38,653	1.41		1.41		0.64		35

Natural Resources Fund
Institutional Class
2015***	$12.99	$0.05	$(3.63)	$(3.58)	$(0.10)	$—	$(0.10)	$9.31	(27.57)%	$34,132	1.07	%*	1.07	%*	0.93	%*	44	%**
2014	11.20	0.07	1.77	1.84	(0.05)	—	(0.05)	12.99	16.48	63,472	1.07		1.07		0.58		35
2013	10.15	0.04	1.03	1.07	(0.02)	—	(0.02)	11.20	10.60	55,341	1.14		1.14		0.34		41
2012(b)	10.00	0.00	0.15	0.15	—	—	—	10.15	1.50	44,041	1.42	*	1.42	*	(0.02	)*	49	**
Class A
2015***	$12.96	$0.04	$(3.63)	$(3.59)	$(0.07)	$—	$(0.07)	$9.30	(27.72)%	$4,812	1.32	%*	1.32	%*	0.65	%*	44	%**
2014	11.18	0.04	1.76	1.80	(0.02)	—	(0.02)	12.96	16.13	9,132	1.32		1.32		0.33		35
2013	10.13	0.01	1.04	1.05	(0.00)‡	—	(0.00)‡	11.18	10.37	8,340	1.39		1.39		0.09		41
2012(b)	10.00	(0.03)	0.16	0.13	—	—	—	10.13	1.30	6,397	1.71	*	1.71	*	(0.33	)*	49	**

*	Annualized.
**	Not annualized.
***	Six months ended January 31, 2015.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return figures do not include applicable sales loads.
††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
‡	Amount represents less than $0.01.
(a)	Commenced operations on February 13, 2012.
(b)	Commenced operations on September 27, 2011.
(1)	Per share data calculated using the average shares method.
(2)	Portfolio turnover rate is for the Fund for the year ended July 31, 2012.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2015 (Unaudited) and the Periods Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Cinque Large Cap Buy-Write Equity Fund
Institutional Class
2015***	$12.71	$0.06	$0.06	$0.12	$(0.12)	$—	$(0.12)	$12.71	0.88	%††	$57,187	1.00	%*	1.09	%*	1.00	%*	14	%**
2014	11.12	0.08	1.57	1.65	(0.01)	(0.05)	(0.06)	12.71	14.90		53,466	1.30		1.30		0.62		20
2013(a)	10.00	0.04	1.08	1.12	—	—	—	11.12	11.20	††	7,721	1.50	*	2.41	*	0.54	*	16	**
Class A
2015***	$12.67	$0.05	$0.05	$0.10	$(0.08)	$—	$(0.08)	$12.69	0.80	%††	$7,811	1.25	%*	1.34	%*	0.74	%*	14	%**
2014	11.11	0.04	1.57	1.61	—	(0.05)	(0.05)	12.67	14.56		6,670	1.57		1.57		0.34		20
2013(a)	10.00	0.02	1.09	1.11	—	—	—	11.11	11.10	††	3,329	1.75	*	2.43	*	0.23	*	16	**

Conservative Allocation Fund
Class A
2015***	$10.69	$0.21	$(0.04)	$0.17	$(0.20)	$—	$(0.20)	$10.66	1.58	%††	$3,605	1.60	%*	1.92	%*	3.92	%*	8	%**
2014	9.99	0.02	0.68	0.70	—	—	—	10.69	7.01	††	3,896	1.88		2.84		0.21		148
2013	9.20	(0.04)	0.87	0.83	(0.04)^	—	(0.04)	9.99	9.04	††	5,131	2.00		2.29		(0.43)		98
2012	9.82	0.03	(0.43)	(0.40)	(0.02)	(0.20)	(0.22)	9.20	(4.08)		11,548	1.84		1.84		0.01		150
2011(b)	10.00	(0.01)	(0.17)	(0.18)	—	—	—	9.82	(1.80	)††	17,163	2.00	*	2.27	*	(0.10	)*	91	**

Moderate Allocation Fund
Institutional Class
2015***	$12.59	$0.24	$(0.09)	$0.15	$(0.22)	$—	$(0.22)	$12.52	1.21%		$1,919	0.84	%*	0.84	%*	3.68	%*	9	%**
2014	11.48	0.17	1.13	1.30	(0.19)	—	(0.19)	12.59	11.36	††	2,015	1.30		1.74		1.44		103
2013	10.55	0.19	0.98	1.17	(0.24)	—	(0.24)	11.48	11.17	††	4,175	1.35		1.80		1.72		19
2012	10.49	0.19	0.06	0.25	(0.19)	—	(0.19)	10.55	2.49	††	3,925	1.35		1.77		1.84		18
2011	9.54	0.14	1.05	1.19	(0.24)	—	(0.24)	10.49	12.49	††	4,399	1.30		1.39		1.34		21
2010	8.67	0.16	0.87	1.03	(0.16)	—	(0.16)	9.54	11.88	††	12,976	1.24		1.30		1.71		38
Class A
2015***	$12.58	$0.22	$(0.07)	$0.15	$(0.21)	$—	$(0.21)	$12.52	1.16%		$13,630	1.09	%*	1.09	%*	3.48	%*	9	%**
2014	11.47	0.14	1.12	1.26	(0.15)	—	(0.15)	12.58	11.03	††	13,528	1.50		1.86		1.15		103
2013	10.54	0.16	0.98	1.14	(0.21)	—	(0.21)	11.47	10.90	††	6,889	1.60		2.05		1.46		19
2012	10.48	0.16	0.07	0.23	(0.17)	—	(0.17)	10.54	2.23	††	7,302	1.60		2.02		1.61		18
2011	9.54	0.14	1.01	1.15	(0.21)	—	(0.21)	10.48	12.07	††	7,428	1.60		1.70		1.35		21
2010	8.67	0.13	0.88	1.01	(0.14)	—	(0.14)	9.54	11.63	††	10,775	1.50		1.56		1.40		38

Aggressive Allocation Fund
Class A
2015***	$10.11	$0.08	$0.04	$0.12	$(0.05)	$(0.03)	$(0.08)	$10.15	1.17	%††	$8,582	1.60	%*	2.21	%*	1.57	%*	0	%**
2014(c)	10.00	0.02	0.09	0.11	—	—	—	10.11	1.10	††	498	1.62	*	52.39	*	0.97	*	14	**

*	Annualized.
**	Not annualized.
***	Six months ended January 31, 2015.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return figures do not include applicable sales loads.
††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
^	Includes a return of capital of less than $0.01 per share.
(a)	Commenced operations on December 3, 2012.
(b)	Commenced operations on January 7, 2011.
(c)	Commenced operations on May 19, 2014.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2015 (Unaudited) and the Periods Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

Total Return Bond Fund
Institutional Class
2015***	$10.90	$0.20	$(0.03)	$0.17	$(0.20)	$(0.13)	$(0.33)	$10.74	1.57%		$1,192,667	0.49	%*	0.49	%*	3.71	%*	28	%**
2014	10.81	0.43	0.22	0.65	(0.43)	(0.13)	(0.56)	10.90	6.22	††	1,062,644	0.50		0.54		3.93		35
2013	10.80	0.45	0.13	0.58	(0.46)	(0.11)	(0.57)	10.81	5.41	††	793,400	0.49		0.64		4.08		53
2012	10.70	0.51	0.15	0.66	(0.50)	(0.06)	(0.56)	10.80	6.45	††	675,039	0.50		0.65		4.79		61
2011	10.71	0.54	0.35	0.89	(0.52)	(0.38)	(0.90)	10.70	8.72	††	489,685	0.51		0.66		5.08		58
2010	10.17	0.63	0.66	1.29	(0.60)	(0.15)	(0.75)	10.71	13.03	††	319,147	0.54		0.67		5.97		60
Class A
2015***	$10.90	$0.19	$(0.03)	$0.16	$(0.19)	$(0.13)	$(0.32)	$10.74	1.45%		$231,389	0.74	%*	0.74	%*	3.46	%*	28	%**
2014	10.81	0.40	0.23	0.63	(0.41)	(0.13)	(0.54)	10.90	5.96	††	170,438	0.75		0.79		3.68		35
2013	10.80	0.42	0.13	0.55	(0.43)	(0.11)	(0.54)	10.81	5.15	††	126,002	0.74		0.89		3.83		53
2012	10.69	0.48	0.17	0.65	(0.48)	(0.06)	(0.54)	10.80	6.29	††	117,779	0.75		0.90		4.55		61
2011	10.71	0.52	0.33	0.85	(0.49)	(0.38)	(0.87)	10.69	8.36	††	104,713	0.77		0.91		4.83		58
2010	10.17	0.61	0.65	1.26	(0.57)	(0.15)	(0.72)	10.71	12.76	††	76,319	0.79		0.92		5.73		60

Credit Fund
Institutional Class
2015***	$10.27	$0.25	$(0.21)	$0.04	$(0.24)	$(0.07)	$(0.31)	$10.00	0.43%		$94,592	0.83	%*	0.83	%*	4.81	%*	11	%**
2014	10.01	0.47	0.26	0.73	(0.45)	(0.02)	(0.47)	10.27	7.36		81,336	0.91		0.91		4.58		38
2013(a)	10.00	0.29	(0.06)	0.23	(0.22)	—	(0.22)	10.01	2.33	††	25,546	1.00	*	1.29	*	4.39	*	57	**
Class A
2015***	$10.26	$0.23	$(0.21)	$0.02	$(0.23)	$(0.07)	$(0.30)	$9.98	0.21%		$9,161	1.08	%*	1.08	%*	4.56	%*	11	%**
2014	10.00	0.44	0.26	0.70	(0.42)	(0.02)	(0.44)	10.26	7.11		9,164	1.17		1.17		4.33		38
2013(a)	10.00	0.23	(0.02)	0.21	(0.21)	—	(0.21)	10.00	2.09	††	6,320	1.25	*	1.91	*	3.49	*	57	**

Low Duration Bond Fund
Institutional Class
2015***	$10.30	$0.07	$0.04	$0.11	$(0.07)	$—	$(0.07)	$10.34	1.05%		$203,920	0.52	%*	0.52	%*	1.26	%*	26	%**
2014	10.48	0.15	(0.03)	0.12	(0.15)	(0.15)	(0.30)	10.30	1.19	††	203,195	0.52		0.58		1.46		29
2013	10.59	0.18	(0.06)	0.12	(0.18)	(0.05)	(0.23)	10.48	1.10	††	211,919	0.52		0.67		1.70		85
2012	10.64	0.25	0.11	0.36	(0.25)	(0.16)	(0.41)	10.59	3.52	††	239,140	0.53		0.68		2.37		73
2011	10.67	0.27	0.04	0.31	(0.25)	(0.09)	(0.34)	10.64	2.97	††	236,573	0.53		0.68		2.56		56
2010	10.32	0.37	0.33	0.70	(0.35)	—	(0.35)	10.67	6.86	††	165,334	0.53		0.70		3.52		62
Class A
2015***	$10.30	$0.05	$0.04	$0.09	$(0.05)	$—	$(0.05)	$10.34	0.92%		$17,597	0.77	%*	0.77	%*	1.01	%*	26	%**
2014	10.48	0.13	(0.04)	0.09	(0.12)	(0.15)	(0.27)	10.30	0.94	††	17,153	0.77		0.84		1.22		29
2013	10.59	0.15	(0.06)	0.09	(0.15)	(0.05)	(0.20)	10.48	0.84	††	31,972	0.77		0.92		1.45		85
2012	10.64	0.22	0.11	0.33	(0.22)	(0.16)	(0.38)	10.59	3.27	††	37,068	0.78		0.93		2.11		73
2011	10.67	0.25	0.03	0.28	(0.22)	(0.09)	(0.31)	10.64	2.71	††	26,236	0.78		0.93		2.34		56
2010	10.32	0.35	0.32	0.67	(0.32)	—	(0.32)	10.67	6.60	††	30,225	0.78		0.95		3.28		62

*	Annualized.
**	Not annualized.
***	Six months ended January 31, 2015.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return figures do not include applicable sales loads.
††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
(a)	Commenced operations on December 3, 2012.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2015 (Unaudited) and the Periods Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Municipal Bond Fund
Institutional Class
2015***	$10.52	$0.13	$0.20	$0.33	$(0.13)	$(0.01)	$(0.14)	$10.71	3.14	%††	$234,897	0.42	%*	0.52	%*	2.49	%*	4	%**
2014	10.37	0.28	0.18	0.46	(0.28)	(0.03)	(0.31)	10.52	4.44	††	203,406	0.43		0.59		2.67		16
2013	10.79	0.28	(0.42)	(0.14)	(0.27)	(0.01)	(0.28)	10.37	(1.28	)††	226,117	0.45		0.69		2.57		10
2012	10.43	0.30	0.40	0.70	(0.30)	(0.04)	(0.34)	10.79	6.84	††	204,090	0.60		0.70		2.81		8
2011	10.50	0.34	(0.06)	0.28	(0.34)	(0.01)	(0.35)	10.43	2.68	††	159,989	0.62		0.72		3.25		10
2010	10.28	0.34	0.22	0.56	(0.33)	(0.01)	(0.34)	10.50	5.56	††	165,952	0.61		0.71		3.22		5
Class A
2015***	$10.52	$0.12	$0.19	$0.31	$(0.12)	$(0.01)	$(0.13)	$10.70	2.91	%††	$4,152	0.67	%*	0.77	%*	2.25	%*	4	%**
2014	10.37	0.25	0.18	0.43	(0.25)	(0.03)	(0.28)	10.52	4.18	††	4,028	0.69		0.83		2.42		16
2013	10.78	0.25	(0.40)	(0.15)	(0.25)	(0.01)	(0.26)	10.37	(1.43	)††	3,836	0.70		0.94		2.32		10
2012	10.43	0.27	0.40	0.67	(0.28)	(0.04)	(0.32)	10.78	6.50	††	3,797	0.85		0.95		2.50		8
2011	10.50	0.31	(0.06)	0.25	(0.31)	(0.01)	(0.32)	10.43	2.40	††	194	0.86		0.96		2.99		10
2010	10.28	0.31	0.23	0.54	(0.31)	(0.01)	(0.32)	10.50	5.31	††	816	0.86		0.96		2.97		5

Kempner Treasury and Income Fund
Institutional Class
2015***	$10.53	$(0.04)	$0.10	$0.06	$(0.05)	$(0.34)	$(0.39)	$10.20	0.67%		$16,827	0.81	%*	0.81	%*	(0.71	)%*	8	%**
2014	10.46	0.20	0.07	0.27	(0.20)	—	(0.20)	10.53	2.64		17,966	0.78		0.78		1.88		13
2013	11.43	0.09	(0.64)	(0.55)	(0.08)	(0.34)	(0.42)	10.46	(5.00)		24,188	0.70		0.70		0.83		0
2012	11.03	0.12	0.55	0.67	(0.16)	(0.11)	(0.27)	11.43	6.12		33,774	0.67		0.67		1.02		0
2011	10.54	0.34	0.59	0.93	(0.30)	(0.14)	(0.44)	11.03	9.08		31,269	0.76		0.76		3.14		5
2010	10.14	0.30	0.54	0.84	(0.20)	(0.24)	(0.44)	10.54	8.48		26,357	0.71		0.71		2.85		28

*	Annualized.
**	Not annualized.
***	Six months ended January 31, 2015.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return figures do not include applicable sales loads.
††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 39 funds. The financial statements herein relate to the Trust’s Frost Funds. The Frost Funds include the Frost Growth Equity Fund (the “Growth Equity Fund”), Frost Value Equity Fund (the “Value Equity Fund”), Frost Kempner Multi-Cap Deep Value Equity Fund (the “Kempner Multi-Cap Deep Value Equity Fund”), Frost Mid Cap Equity Fund (the “Mid Cap Equity Fund”), Frost International Equity Fund (the “International Equity Fund”), Frost Natural Resources Fund (the “Natural Resources Fund”), Frost Cinque Large Cap Buy-Write Equity Fund (the “Cinque Large Cap Buy-Write Equity Fund”), Frost Conservative Allocation Fund (the “Conservative Allocation Fund”), Frost Moderate Allocation Fund (the “Moderate Allocation Fund”), Frost Aggressive Allocation Fund (the “Aggressive Allocation Fund”), Frost Total Return Bond Fund (the “Total Return Bond Fund”), Frost Credit Fund (the “Credit Fund”), Frost Low Duration Bond Fund (the “Low Duration Bond Fund”), Frost Municipal Bond Fund (the “Municipal Bond Fund”), and Frost Kempner Treasury and Income Fund (the “Kempner Treasury and Income Fund”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The Growth Equity Fund seeks to achieve long-term capital appreciation. The Value Equity Fund, International Equity Fund and Cinque Large Cap Buy-Write Equity Fund seek to achieve long-term capital appreciation and current income. The Kempner Multi-Cap Deep Value Equity Fund seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a three-to-five year period. The Mid Cap Equity Fund seeks to maximize long-term capital appreciation. The Natural Resources Fund seeks long-term capital growth with a secondary goal of current income. The Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund seek total return consistent with their respective asset allocation strategy. The Total Return Bond Fund, Credit Fund and Low Duration Bond Fund seek to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal. The Municipal Bond Fund seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation. The Kempner Treasury and Income Fund seeks to provide current income consistent with the preservation of capital. The Funds may change their investment objective without shareholder approval. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds currently offer Institutional Class Shares and Class A Shares. The financial statements of the remaining funds in the Trust are presented separately.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5

security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2015, the total market value of securities in the Total Return Bond Fund valued in accordance with fair value procedures was $2,199,294 or 0.2% of the Fund’s net assets.

All registered investment companies held in the Funds’ portfolios are valued at the published net asset value.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Frost Investment Advisors, LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The International Equity Fund uses Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market after the close of the foreign market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Administrator and may request that a meeting of the Committee be held.

If a local market in which the International Equity Fund owns securities is closed for one or more days, the International Equity Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above. When the confidence interval has been exceeded, the securities are considered Level 2.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds’ investments are measured at January 31, 2015:

Investments in Securities*	Level 1	Level 2	Level 3	Total
Growth Equity Fund
Common Stock	$412,381,048	$—	$—	$412,381,048
Cash Equivalents	15,099,442	—	—	15,099,442

Total Investments in Securities	$427,480,490	$—	$—	$427,480,490

Value Equity Fund
Common Stock	$290,434,160	$—	$—	$290,434,160
Cash Equivalents	12,625,632	—	—	12,625,632

Total Investments in Securities	$303,059,792	$—	$—	$303,059,792

Kempner Multi-Cap Deep Value Equity Fund
Common Stock	$147,653,740	$—	$—	$147,653,740
Cash Equivalents	8,759,499	—	—	8,759,499

Total Investments in Securities	$156,413,239	$—	$—	$156,413,239

Mid Cap Equity Fund
Common Stock	$15,693,463	$—	$—	$15,693,463
Cash Equivalents	214,566	—	—	214,566

Total Investments in Securities	$15,908,029	$—	$—	$15,908,029

International Equity Fund
Common Stock
Australia	$456,882	$150,374	$—	$607,256
Brazil	1,050,786	—	—	1,050,786
Canada	4,482,541	—	—	4,482,541
China	1,769,438	436,169	—	2,205,607
Denmark	—	577,904	—	577,904
France	—	5,223,460	—	5,223,460
Germany	—	1,342,134	—	1,342,134
Hong Kong	—	3,479,007	—	3,479,007
India	914,634	—	—	914,634
Ireland	1,576,414	1,288,067	—	2,864,481
Israel	499,277	—	—	499,277
Italy	—	293,954	—	293,954
Japan	—	3,451,445	—	3,451,445
Luxembourg	310,732	—	—	310,732
Mexico	429,205	—	—	429,205
Netherlands	97,410	1,579,405	—	1,676,815
Panama	816,753	—	—	816,753
Russia	126,101	—	—	126,101
South Korea	—	368,156	—	368,156
Spain	—	1,451,591	—	1,451,591
Sweden	—	1,691,173	—	1,691,173
Switzerland	320,673	1,764,200	—	2,084,873
Taiwan	—	236,820	—	236,820
United Kingdom	—	9,942,498	—	9,942,498
United States	4,760,945	—	—	4,760,945

Total Common Stock	17,611,791	33,276,357	—	50,888,148
Cash Equivalents	2,365,992	—	—	2,365,992

Total Investments in Securities	$19,977,783	$33,276,357	$—	$53,254,140

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Investments in Securities*	Level 1	Level 2	Level 3	Total
Natural Resources Fund
Common Stock	$37,301,480	$—	$—	$37,301,480
Corporate Obligation	—	220,024	—	220,024
Cash Equivalent	45,351	—	—	45,351

Total Investments in Securities	$37,346,831	$220,024	$—	$37,566,855

Cinque Large Cap Buy-Write Equity Fund
Registered Investment Companies	$39,161,082	$—	$—	$39,161,082
Common Stock	24,295,688	—	—	24,295,688
Cash Equivalents	586,758	—	—	586,758

Total Investments in Securities	$64,043,528	$—	$—	$64,043,528

Conservative Allocation Fund
Registered Investment Companies	$3,301,164	$—	$—	$3,301,164
Cash Equivalents	222,575	—	—	222,575

Total Investments in Securities	$3,523,739	$—	$—	$3,523,739

Moderate Allocation Fund
Registered Investment Companies	$14,875,931	$—	$—	$14,875,931
Cash Equivalents	538,136	—	—	538,136

Total Investments in Securities	$15,414,067	$—	$—	$15,414,067

Aggressive Allocation Fund
Registered Investment Companies	$8,380,253	$—	$—	$8,380,253
Cash Equivalents	192,321	—	—	192,321

Total Investments in Securities	$8,572,574	$—	$—	$8,572,574

Total Return Bond Fund
Mortgage-Backed Securities	$—	$568,996,677	$2,199,294	$571,195,971
Corporate Obligations	—	268,394,103	—	268,394,103
U.S. Treasury Obligations	264,550,431	—	—	264,550,431
Collateralized Loan Obligations	—	112,490,731	—	112,490,731
Asset-Backed Securities	—	102,450,056	—	102,450,056
Municipal Bonds	—	83,573,372	—	83,573,372
U.S. Government Agency Obligations	—	6,283,481	—	6,283,481
Commercial Paper	—	4,824,472	—	4,824,472
Cash Equivalents	2,207,361	—	—	2,207,361

Total Investments in Securities	$266,757,792	$1,147,012,892	$2,199,294	$1,415,969,978

Credit Fund
Corporate Obligations	$—	$41,427,864	$—	$41,427,864
Collateralized Loan Obligations	—	31,227,469	—	31,227,469
Asset-Backed Securities	—	16,982,335	—	16,982,335
Mortgage-Backed Securities	—	9,156,980	—	9,156,980
Municipal Bond	—	338,635	—	338,635
Cash Equivalents	4,102,752	—	—	4,102,752

Total Investments in Securities	$4,102,752	$99,133,283	$—	$103,236,035

Low Duration Bond Fund
Asset-Backed Securities	$—	$62,742,368	$—	$62,742,368
U.S. Treasury Obligations	56,384,301	—	—	56,384,301
Mortgage-Backed Securities	—	44,035,193	—	44,035,193
Corporate Obligations	—	23,328,376	—	23,328,376
Collateralized Loan Obligations	—	15,769,336	—	15,769,336
U.S. Government Agency Obligation	—	10,002,690	—	10,002,690
Sovereign Debt	—	5,020,810	—	5,020,810
Municipal Bonds	—	2,462,058	—	2,462,058
Cash Equivalents	2,404,589	—	—	2,404,589

Total Investments in Securities	$58,788,890	$163,360,831	$—	$222,149,721

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Investments in Securities*	Level 1	Level 2	Level 3	Total
Municipal Bond Fund
Municipal Bonds	$—	$229,845,903	$—	$229,845,903
Cash Equivalent	8,723,248	—	—	8,723,248

Total Investments in Securities	$8,723,248	$229,845,903	$—	$238,569,151

Kempner Treasury and Income Fund
U.S. Treasury Obligations	$12,798,402	$—	$—	$12,798,402
Cash Equivalents	4,009,264	—	—	4,009,264

Total Investments in Securities	$16,807,666	$—	$—	$16,807,666

Other Financial Instruments
International Equity Fund
Forward Foreign Currency Contracts**
Unrealized Appreciation	$—	$2,360,672	$—	$2,360,672
Unrealized Depreciation	—	(1,122,524)	—	(1,122,524)

Total Other Financial Instruments	$—	$1,238,148	$—	$1,238,148

Cinque Large Cap Buy-Write Equity Fund
Purchased Option	$246,630	$—	$—	$246,630
Written Options	(298,100)	—	—	(298,100)

Total Other Financial Instruments	$(51,470)	$—	$—	$(51,470)

*	Industry disclosure of holdings is detailed in the Schedule of Investments.
**	Forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the six months ended January 31, 2015, there were no transfers between Level 1 and Level 2 within the Funds except for the International Equity Fund. For the six months ended January 31, 2015, there were no transfers between Level 2 and Level 3 within the Funds. Transfers, if any, between levels are considered to have occurred as of the end of the period. Changes in the classifications between Level 1 and 2 occur when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The International Equity Fund had transfers of securities from Level 1 to Level 2 due to the use of fair value prices provided by Interactive Data during the six months ended January 31, 2015. Level placement of securities is not necessarily indicative of the risk associated with the investment.

For the six months ended January 31, 2015, there were no Level 3 securities within the Funds except for the Total Return Bond Fund. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the six months ended January 31, 2015, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements. The International Equity Fund may be subject to taxes imposed by certain countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended January 31, 2015, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year or period, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific

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identification method. Dividend income is recognized on the ex-dividend date, interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Contracts — The International Equity Fund will economically hedge currency exposure utilizing forward foreign currency contracts if deemed appropriate by the portfolio management team. Currency hedging, if utilized, is to protect the investment thesis for a given stock from being significantly undermined by dollar/foreign currency fluctuations when the Adviser perceives currency risk to be high. All forward foreign currency contracts are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The International Equity Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Additionally, the risk exists that losses could exceed amounts disclosed on the Schedule of Investments or the Statement of Assets and Liabilities. For the six months ended January 31, 2015, the total amount of open forward foreign currency contracts, as presented in the Schedule of Investments, are representative of the volume of activity for this derivative type during the year.

To reduce counterparty risk with respect to over-the-counter (“OTC”) transactions, the International Equity Fund has entered into master netting arrangements, established within the International Equity Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allows the International Equity Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the International Equity Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the International Equity Fund.

For financial reporting purposes, the International Equity Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the International Equity Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the International Equity Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the International Equity Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the International Equity Fund from its counterparties are not fully collateralized, contractually or otherwise, the International Equity Fund bears the risk of loss from counterparty nonperformance.

The following table presents, by derivative type, the International Equity Fund’s OTC derivative assets net of the related collateral posted for the benefit of the International Equity Fund at January 31, 2015:

Derivative Type	Derivative Assets Subject to a Netting Agreement or Similar Arrangement	Derivatives Available for Offset	Collateral Received	Net Amount
Forward Foreign Currency Exchange Contracts	$2,360,672	$(1,122,524)	$—	$1,238,148

The following table presents, by derivative type, the International Equity Fund’s OTC derivative liabilities net of the related collateral posted for the benefit of the International Equity Fund at January 31, 2015:

Derivative Type	Derivative Liabilities Subject to a Netting Agreement or Similar Arrangement	Derivatives Available for Offset	Collateral Pledged	Net Amount
Forward Foreign Currency Exchange Contracts	$1,122,524	$(1,122,524)	$—	$—

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Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. There were no open repurchase agreements as of January 31, 2015.

Options Written/Purchased — A Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss.

The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. The Cinque Large Cap Buy-Write Equity Fund had open options contracts as of January 31, 2015, as disclosed in the Fund’s Schedule of Investments.

Expenses — Expenses of the Trust that can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets. In addition to the expenses reflected on the Statement of Operations, the Cinque Large Cap Buy-Write Equity Fund, Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund indirectly bear expenses of the underlying funds (registered investment companies) in which they invest. Because each of the underlying funds have varied expense and fee levels, and the Cinque Large Cap Buy-Write Equity Fund, Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

Classes — Class specific expenses are borne by the specific class of shares. Income, realized and unrealized gain (loss), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Offering Costs — Offering costs, including costs of printing initial prospectuses, legal and registration fees are amortized over twelve months from the inception dates of the Funds. As of January 31, 2015, the Aggressive Allocation Fund had deferred offering costs of $26,000 left to be amortized.

Dividends and Distributions to Shareholders — The Growth Equity Fund, Mid Cap Equity Fund, International Equity Fund and Natural Resources Fund each distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Cinque Large Cap Buy-Write Equity Fund, Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund each distribute their net investment income, if any, quarterly and distribute their net realized capital gains, if any, at least annually. The Value Equity Fund, Kempner Multi-Cap Deep Value Equity Fund, Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Municipal Bond Fund, and Kempner Treasury and Income Fund each distribute their net investment income monthly, as available, and make distributions of their net realized capital gains, if any, at least annually.

Redemption Fees — The International Equity Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. For the six months ended January 31, 2015, the International Equity Fund retained no such fees. Fees collected are retained by the Funds for the benefit of the remaining shareholders and are included in capital shares transactions in the Statement of Changes in Net Assets.

Line of Credit — The Funds entered into an agreement which enables them to participate in a $50 million unsecured committed revolving line of credit on a first come, first serve basis, with Union Bank, N.A. (the “Custodian”) which expires June 8, 2015. The proceeds from the borrowings shall be used to finance the Funds’ short-term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on their borrowings during

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the year at the Custodian’s current reference rate minus 1%. As of January 31, 2015, there were no borrowings outstanding. Listed below are Funds which had borrowings during the six months ended January 31, 2015:

	Maximum Amount Borrowed	Number of Days Outstanding	Average Outstanding Balance	Daily Weighted Average Interest Rate	Interest Paid
Mid Cap Equity Fund	$287,388	2	$237,261	3.25%	$26
International Equity Fund	20,644,207	15	10,405,958	3.25	14,092
Natural Resources Fund	1,950,711	30	685,080	3.25	2,814
Cinque Large Cap Buy-Write Equity Fund	1,711,207	8	387,968	3.25	318
Conservative Allocation Fund	70,200	16	34,981	3.25	46
Moderate Allocation Fund	73,290	4	46,357	3.25	113
Aggressive Allocation Fund	4,207,324	1	4,207,324	3.25	387
Total Return Bond Fund	3,962,361	7	1,985,546	3.25	1,767
Credit Fund	1,300,000	29	441,522	3.25	1,156

3. Options Written:

Written options transactions entered into during the six months ended January 31, 2015 are summarized as follows:

	Cinque Large Cap Buy-Write Equity Fund
	Numbers of Contracts	Premiums Received
Outstanding at July 31, 2014	159	$234,504
Options Written	858	1,855,879
Options Expired	(47)	(133,600)
Options Canceled in a Closing Purchase Transaction	(825)	(1,494,267)

Outstanding at January 31, 2015	145	$462,516

4. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of the Administrator, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and the trustee are paid no fees by the Trust for serving as officers and trustee of the Trust. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

5. Administration, Distribution, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended January 31, 2015, the Funds were charged as follows for these services: $204,453 in the Growth Equity Fund, $144,863 in the Value Equity Fund, $84,464 in the Kempner Multi-Cap Deep Value Fund, $11,189 in the Mid Cap Equity Fund, $61,474 in the International Equity Fund, $27,161 in the Natural Resources Fund, $29,250 in the Cinque Large Cap Buy-Write Equity Fund, $1,625 in the Conservative Allocation Fund, $7,005 in the Moderate Allocation Fund, $1,481 in the Aggressive Allocation Fund, $612,811 in the Total Return Bond Fund, $46,022 in the Credit Fund, $101,970 in the Low Duration Bond Fund, $104,282 in the Municipal Bond Fund and $8,109 in the Kempner Treasury and Income Fund.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated November 16, 2004. The Funds have adopted a Distribution Plan (the “Plan”) for the Class A Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of each Fund’s average net assets attributable to the Class A Shares as compensation for distribution services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. These credit amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

Union Bank, N.A. serves as Custodian for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

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6. Investment Advisory Agreement:

Frost Investment Advisors, LLC, a Delaware limited liability corporation formed in 2007, serves as the investment adviser to the Funds. The Adviser is a wholly owned non-banking subsidiary of Frost Bank. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses for certain Funds to the extent necessary to keep total annual Fund operating expenses from exceeding certain levels as set forth below until November 30, 2015 (the “Contractual Expense Limitation) for the Growth Equity Fund, Value Equity Fund, Kempner Multi-Cap Deep Value Equity Fund, Mid Cap Equity Fund, International Equity Fund, Natural Resources Fund, Cinque Large Cap Buy-Write Equity Fund, Conservative Allocation Fund, Moderate Allocation Fund, Aggressive Allocation Fund, Total Return Bond Fund, Credit Fund, Low Duration Bond Fund and Kempner Treasury and Income Fund.

The table below shows the rate of each Fund’s investment advisory fee and the Adviser’s Contractual Expense Limitation for each Fund.

Fund	Advisory Fee Before Contractual Fee Reduction	Institutional Class Contractual Expense Limitation	Class A Contractual Expense Limitation
Growth Equity Fund	0.65%	1.25%	1.50%
Value Equity Fund	0.65%	1.25%	1.50%
Kempner Multi-Cap Deep Value Equity Fund	0.59%	1.05%	1.30%
Mid Cap Equity Fund	0.90%	1.55%	1.80%
International Equity Fund	0.75%**	1.45%	1.70%
Natural Resources Fund	0.80%	1.75%	2.00%
Cinque Large Cap Buy-Write Equity Fund	0.70%****	0.70%[3]	0.95%[3]
Conservative Allocation Fund	0.15%[1]	N/A	1.60%[2]
Moderate Allocation Fund	0.15%[1]	1.35%[2]	1.60%[2]
Aggressive Allocation Fund	0.15%	N/A	1.60%
Total Return Bond Fund	0.35%	0.95%	1.20%
Credit Fund	0.60%	1.00%	1.25%
Low Duration Bond Fund	0.35%	0.95%	1.20%
Kempner Treasury and Income Fund	0.35%	1.05%	1.30%*

*	Class is registered but not yet opened.
**	Prior to November 25, 2014, the advisory fee was 0.95% for assets up to $150 million and 0.90% for assets over $150 million.
***	Prior to March 4, 2014, the advisory fee was 1.00% for assets up to $100 million and 0.85% for assets over $100 million.
****	Prior to November 25, 2014, the advisory fee was 0.90%.
1	Prior to March 31, 2014, the advisory fee was 0.80% for the Conservative Allocation Fund and 0.70% for the Moderate Allocation Fund, and the Adviser voluntarily agreed to reduce its fee by 0.05% for the Moderate Allocation Fund.
2	Prior to March 31, 2014, the expense limitation was voluntary.
3	Prior to November 25, 2014, the contractual expense limitation was 1.50% for the Institutional Class and 1.75% for Class A.

The Adviser has voluntarily agreed to reduce its investment advisory fees for the Municipal Bond Fund as set forth below (“Voluntary Fee Reduction”). In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep from exceeding certain levels as set forth below (“Voluntary Expense Limitation”). The Adviser may discontinue all or part of these fee reductions or reimbursements at any time.

The table below shows the rate of the Municipal Bond Fund’s investment advisory fee and the Adviser’s Voluntary Fee Reduction and Voluntary Expense Limitation.

Fund	Advisory Fee Before Voluntary Fee Reduction	Adviser’s Voluntary Fee Reduction	Institutional Class Voluntary Expense Limitation	Class A Voluntary Expense Limitation
Municipal Bond Fund	0.35%	0.10%	1.05%	1.30%

If at any point it becomes unnecessary for the Adviser to make Expense Limitation reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and the aforementioned Expense Limitations to recapture all or a portion of its prior Expense Limitation reimbursements made during the preceding three year period. The Adviser, however, will not be permitted to recapture any amount that is attributable to its Voluntary Fee Reduction. During the six months ended January 31, 2015, the Adviser recaptured $8,629 of previously waived/reimbursed fees for the Mid Cap Equity Fund. At January 31, 2015, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Fiscal Year	Subject to Repayment until July 31	Conservative Allocation Fund	Aggressive Allocation Fund
7/31/12 - 7/31/13	2016	$18,833	$—
7/31/13 - 7/31/14	2017	44,958	132

		$63,791	$132

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For the six months ended January 31, 2015, the Adviser forfeited the option to recapture $128,161 and $49,677 of previously waived/reimbursed fees subject to July 31, 2015 expiration for the Moderate Allocation Fund and Credit Fund, respectively.

As of January 31, 2015, the Adviser has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Kempner Multi-Cap Deep Value Equity Fund	Cinque Large Cap Buy-Write Equity Fund
Kempner Capital Management, Inc.	Cinque Partners LLC

Mid Cap Equity Fund	Kempner Treasury and Income Fund
Luther King Capital Management Corporation	Kempner Capital Management, Inc.

International Equity Fund
Thornburg Investment Management, Inc.

7. Investment Transactions:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the six months ended January 31, 2015 were as follows:

	U.S. Government	Other	Total
Growth Equity Fund
Purchases	$—	$37,695,899	$37,695,899
Sales	—	78,251,303	78,251,303
Value Equity Fund
Purchases	—	77,534,120	77,534,120
Sales	—	103,163,415	103,163,415
Kempner Multi-Cap Deep Value Equity Fund
Purchases	—	14,576,362	14,576,362
Sales	—	34,886,543	34,886,543
Mid Cap Equity Fund
Purchases	—	11,537,398	11,537,398
Sales	—	21,945,934	21,945,934
International Equity Fund
Purchases	—	67,315,978	67,315,978
Sales	—	197,441,056	197,441,056
Natural Resources Fund
Purchases	—	24,978,059	24,978,059
Sales	—	34,218,659	34,218,659
Cinque Large Cap Buy-Write Equity Fund
Purchases	—	11,156,269	11,156,269
Sales	—	8,745,677	8,745,677
Conservative Allocation Fund*
Purchases	—	293,595	293,595
Sales	—	817,875	817,875

	U.S. Government	Other	Total
Moderate Allocation Fund**
Purchases	$—	$1,321,630	$1,321,630
Sales	—	1,661,193	1,661,193
Aggressive Allocation Fund***
Purchases	—	8,554,341	8,554,341
Sales	—	—	—
Total Return Bond Fund
Purchases	296,272,069	216,855,379	513,127,448
Sales	219,848,841	103,525,464	323,374,305
Credit Fund
Purchases	—	14,570,894	14,570,894
Sales	—	7,419,662	7,419,662
Low Duration Bond Fund
Purchases	28,852,493	13,058,405	41,910,898
Sales	32,317,721	11,504,220	43,821,941
Municipal Bond Fund
Purchases	—	26,586,490	26,586,490
Sales	—	7,666,279	7,666,279
Kempner Treasury and Income Fund
Purchases	988,613	—	988,613
Sales	1,973,635	—	1,973,635

*	Includes $56,519 and $241,709 of purchases and sales, respectively, of affiliated investments.
**	Includes $192,262 and $125,000 of purchases and sales, respectively, of affiliated investments.
***	Includes $2,712,474 and $521,108 of purchases and sales, respectively, of affiliated investments.

8. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise.

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The tax character of dividends and distributions declared during the years ended July 31, 2014 and July 31, 2013 was as follows:

	Tax Exempt	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Growth Equity Fund
2014	$—	$559,735	$14,905,177	$—	$15,464,912
2013	—	561,006	—	—	561,006
Value Equity Fund
2014	—	8,543,177	24,616,987	—	33,160,164
2013	—	5,752,517	—	—	5,752,517
Kempner Multi-Cap Deep Value Equity Fund
2014	—	4,042,207	3,526,828	—	7,569,035
2013	—	3,155,255	1,509,464	—	4,664,719
Mid Cap Equity Fund
2014	—	273,700	1,589,951	—	1,863,651
2013	—	27,770	929,946	—	957,716
Small Cap Equity Fund
2014	—	16,047,018	22,357,951	—	38,404,969
2013	—	94,588	1,502,985	—	1,597,573
International Equity Fund
2014	—	3,134,719	15,448,334	—	18,583,053
2013	—	4,573,750	—	—	4,573,750
Natural Resources Fund
2014	—	260,002	—	—	260,002
2013	—	108,143	—	—	108,143
Cinque Large Cap Buy-Write Equity Fund
2014	—	228,771	—	—	228,771
2013	—	—	—	—	—
Conservative Allocation Fund
2014	—	—	—	—	—
2013	—	21,916	—	1,690	23,606
Moderate Allocation Fund
2014	—	152,205	—	—	152,205
2013	—	216,396	—	—	216,396
Total Return Bond Fund
2014	—	40,933,299	11,438,019	—	52,371,318
2013	—	38,164,640	7,489,453	—	45,654,093
Credit Fund
2014	—	2,981,650	—	—	2,981,650
2013	—	602,959	—	—	602,959
Low Duration Bond Fund
2014	—	3,530,385	3,011,236	—	6,541,621
2013	—	4,764,178	1,118,140	—	5,882,318
Municipal Bond Fund
2014	5,601,319	—	511,394	—	6,112,713
2013	5,835,730	18,997	291,771	—	6,146,498
Kempner Treasury and Income Fund
2014	—	375,053	—	—	375,053
2013	—	222,258	981,802	—	1,204,060

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As of July 31, 2014, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post- October Losses	Post- October Currency Losses	Late- Year Loss Deferral	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Growth Equity Fund	$1,053,901	$—	$14,298,461	$—	$—	$—	$—	$172,056,100	$—	$187,408,462
Value Equity Fund	5,381,479	—	16,719,665	—	—	—	—	48,750,581	(375,278)	70,476,447
Kempner Multi-Cap Deep Value Equity Fund	138,058	—	8,568,600	—	—	—	—	18,345,539	(39,763)	27,012,434
Mid Cap Equity Fund	—	—	3,140,506	—	—	—	(111,863)	5,713,817	—	8,742,460
Small Cap Equity Fund	2,817,912	—	6,234,330	—	—	—	—	2,424,271	—	11,476,513
International Equity Fund	—	—	10,507,341	—	—	—	—	3,952,507	(489,079)	13,970,769
Natural Resources Fund	162,027	—	—	(2,441,012)	(822,585)	—	—	13,357,647	(1,400)	10,254,677
Cinque Large Cap Buy-Write Equity Fund	248,714	—	—	(328,203)	(162,735)	—	—	6,975,292	(466,700)	6,266,368
Conservative Allocation Fund	—	—	—	(477,015)	—	—	(1,101)	74,878	(38,300)	(441,538)
Moderate Allocation Fund	2,403	—	—	(1,495,833)	—	—	—	735,006	—	(758,424)
Aggressive Allocation Fund	2,920	—	—	—	—	—	—	2,236	—	5,156
Total Return Bond Fund	4,819,638	—	10,848,887	—	—	—	—	25,338,537	(4,332,148)	36,674,914
Credit Fund	558,764	—	411,160	—	—	—	—	242,870	(344,907)	867,887
Low Duration Bond Fund	276,493	—	—	(77,287)	(893,579)	—	—	1,405,567	(276,420)	434,774
Municipal Bond Fund	—	453,349	143,147	—	—	—	—	6,877,698	(451,714)	7,022,480
Kempner Treasury and Income Fund	56,476	—	377,221	—	—	—	—	1,680,301	—	2,113,998

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2013 through July 31, 2014, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2014 through July 31, 2014 and specified losses realized on investment transactions from November 1, 2013 through July 31, 2014, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future net realized gains. At July 31, 2014, the breakdown of such capital loss carryforwards was as follows:

	Expires 2017	Expires 2018	Expires 2019	Total Capital Loss Carryforwards 07/31/14
Moderate Allocation Fund	$—	$897,710	$598,123	$1,495,833

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total*
Natural Resources Fund	$2,441,012	$—	$2,441,012
Cinque Large Cap Buy-Write Equity Fund	281,897	46,306	328,203
Conservative Allocation Fund	477,015	—	477,015
Low Duration Bond Fund	77,287	—	77,287

*	This table should be used in conjunction with the capital loss carryforwards table.

During the year ended July 31, 2014, International Equity Fund, Conservative Allocation Fund and Moderate Allocation Fund utilized $19,796,619, $581,979 and $1,827,664, respectively, of capital loss carryforwards, to offset capital gains.

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The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at January 31, 2015 were as follows (excluding purchased options and written options):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Growth Equity Fund	$256,646,657	$171,846,652	$(1,012,819)	$170,833,833
Value Equity Fund	262,764,519	45,459,369	(5,164,096)	40,295,273
Kempner Multi-Cap Deep Value Equity Fund	151,975,367	24,756,062	(20,318,190)	4,437,872
Mid Cap Equity Fund	12,908,534	3,194,252	(194,757)	2,999,495
International Equity Fund	53,285,812	3,304,520	(3,336,192)	(31,672)
Natural Resources Fund	37,205,093	2,817,526	(2,455,764)	361,762
Cinque Large Cap Buy-Write Equity Fund	55,644,100	9,471,212	(1,071,784)	8,399,428
Conservative Allocation Fund	3,505,104	66,413	(47,778)	18,635
Moderate Allocation Fund	15,183,830	482,620	(252,383)	230,237
Aggressive Allocation Fund	8,695,741	47,559	(170,726)	(123,167)
Total Return Bond Fund	1,403,390,134	58,166,909	(45,587,065)	12,579,844
Credit Fund	104,872,059	582,226	(2,218,250)	(1,636,024)
Low Duration Bond Fund	219,658,029	2,997,611	(505,919)	2,491,692
Municipal Bond Fund	227,729,307	12,014,781	(1,174,937)	10,839,844
Kempner Treasury and Income Fund	15,163,669	1,643,997	—	1,643,997

9. Risks:

At January 31, 2015, the net assets of the International Equity Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Total Return Bond Fund, Credit Fund and Low Duration Bond Fund invest in mortgage-related or other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates, decreases in real estate values and early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although certain mortgages and mortgage-related securities are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

The Municipal Bond Fund may invest more than 25% of its total assets in securities issued by Texas and its municipalities, and as a result are more vulnerable to unfavorable developments in Texas than funds that invest a lesser percentage of their assets in such securities. For example, important sectors of the State’s economy include the oil and gas industry (including drilling, production, refining, chemicals and energy-related manufacturing) and high technology manufacturing (including computers, electronics and telecommunications equipment), along with an increasing emphasis on international trade. Each of these sectors has from time to time suffered from economic downturns. Adverse conditions in one or more of these sectors could have an adverse impact on Texas municipal securities.

In pursuing its investment objectives, the Natural Resources Fund concentrates its investments in securities of companies in the natural resources industries. Events that affect the natural resources industries will have a greater effect on the Natural Resources Fund than they would on a fund that is more widely diversified among a number of unrelated industries. Such factors include warehousing and delivery constraints, changes in supply and demand dynamics, a potential lack of fungibility, weather, monetary and currency exchange processes, domestic and foreign political and economic events and policies, disease, technological developments, and changes in interest rates. In addition, certain natural resources sub-sectors are subject to greater governmental regulation than are other industries; therefore, changes in tax and other government regulations may be more likely to adversely affect the Natural Resources Fund.

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In pursuing their investment objectives, the Natural Resources Fund, Cinque Large Cap Buy-Write Equity Fund, Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund may invest in other investment companies, such as mutual funds, closed-end funds and exchange traded funds (“ETFs”). Closed-end funds and ETFs are pooled investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Funds’ holdings at the most optimal time, which could adversely affect the Funds’ performance.

To the extent the Natural Resources Fund, Cinque Large Cap Buy-Write Equity Fund, Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund invest in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Funds will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Funds rely on that investment company to achieve their investment objective. If the investment company fails to achieve its objective, the value of the Funds’ investment could decline, which could adversely affect the Funds’ performance. By investing in another investment company, the Funds’ shareholders indirectly bear the Funds’ proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that the Funds’ shareholders directly bear in connection with the Funds’ own operations.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10. Other:

On January 31, 2015, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

	# of shareholders	% of Outstanding Shares
Growth Equity Fund
Institutional Class Shares	2	95.08%
Class A Shares	2	91.52%

Value Equity Fund
Institutional Class Shares	1	93.18%
Class A Shares	2	82.51%

Kempner Multi-Cap Deep Value Equity Fund
Institutional Class Shares	1	95.55%
Class A Shares	3	97.38%

Mid Cap Equity Fund
Institutional Class Shares	2	97.25%
Class A Shares	3	98.88%

International Equity Fund
Institutional Class Shares	2	96.86%
Class A Shares	1	84.42%

Natural Resources Fund
Institutional Class Shares	1	94.29%
Class A Shares	2	92.99%

Cinque Large Cap Buy-Write Equity Fund
Institutional Class Shares	1	94.87%
Class A Shares	3	95.46%

Conservative Allocation Fund
Class A Shares	2	84.68%

Moderate Allocation Fund
Institutional Class Shares	1	99.83%
Class A Shares	1	76.87%

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	# of shareholders	% of Outstanding Shares

Aggressive Allocation Fund
Class A Shares	2	96.76%

Total Return Bond Fund
Institutional Class Shares	2	74.98%
Class A Shares	3	52.63%

Credit Fund
Institutional Class Shares	1	92.98%
Class A Shares	4	98.41%

Low Duration Bond Fund
Institutional Class Shares	2	90.02%
Class A Shares	4	68.15%

Municipal Bond Fund
Institutional Class Shares	1	99.03%
Class A Shares	2	89.08%

Kempner Treasury and Income Fund
Institutional Class Shares	1	97.17%

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

11. Subsequent Events:

Effective March 31, 2015, the sales charge for the Class A Shares of the Frost Growth Equity Fund, Frost Value Equity Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Mid Cap Equity Fund, Frost International Equity Fund, Frost Natural Resources Fund, Frost Cinque Large Cap Buy-Write Equity Fund, Frost Conservative Allocation Fund, Frost Moderate Allocation Fund, Frost Aggressive Allocation Fund, Frost Total Return Bond Fund, Frost Credit Fund, Frost Low Duration Bond Fund, Frost Municipal Bond Fund and Frost Kempner Treasury and Income Fund (collectively, the “Frost Funds”) is eliminated and the Class A shares of the Frost Funds are re-designated to Investor Class Shares.

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of January 31, 2015.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a fund’s average net assets; this percentage is known as a fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2014 to January 31, 2015).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

	Beginning Account Value 08/01/14	Ending Account Value 01/31/15	Annualized Expense Ratios	Expenses Paid During Period*
Growth Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,049.90	0.80%	$4.11
Class A Shares	$1,000.00	$1,049.10	1.05%	$5.40
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.19	0.80%	$4.06
Class A Shares	$1,000.00	$1,019.93	1.05%	$5.33
Value Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,023.70	0.81%	$4.12
Class A Shares	$1,000.00	$1,023.50	1.06%	$5.39
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.14	0.81%	$4.11
Class A Shares	$1,000.00	$1,019.88	1.06%	$5.38
Kempner Multi-Cap Deep Value Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$982.30	0.76%	$3.81
Class A Shares	$1,000.00	$981.10	1.01%	$5.06
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.36	0.76%	$3.89
Class A Shares	$1,000.00	$1,020.10	1.01%	$5.16
Mid Cap Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$974.50	1.43%	$7.10
Class A Shares	$1,000.00	$973.00	1.70%	$8.47
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,018.02	1.43%	$7.25
Class A Shares	$1,000.00	$1,016.62	1.70%	$8.65
International Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$977.00	1.26%	$6.27
Class A Shares	$1,000.00	$973.50	1.54%	$7.65
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,018.86	1.26%	$6.41
Class A Shares	$1,000.00	$1,017.46	1.54%	$7.82
Natural Resources Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$724.30	1.07%	$4.65
Class A Shares	$1,000.00	$722.80	1.32%	$5.75
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.82	1.07%	$5.44
Class A Shares	$1,000.00	$1,018.53	1.32%	$6.73
Cinque Large Cap Buy-Write Equity Fund(1)
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,008.80	1.00%	$5.08
Class A Shares	$1,000.00	$1,008.00	1.26%	$6.36
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.15	1.00%	$5.10
Class A Shares	$1,000.00	$1,018.87	1.26%	$6.39
Conservative Allocation Fund(1)
Actual Fund Return
Class A Shares	$1,000.00	$1,015.80	1.60%	$8.14
Hypothetical 5% Return
Class A Shares	$1,000.00	1.017.13	1.60%	$8.14

	Beginning Account Value 08/01/14	Ending Account Value 01/31/15	Annualized Expense Ratios	Expenses Paid During Period*
Moderate Allocation Fund(1)
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,012.10	0.84%	$4.25
Class A Shares	$1,000.00	$1,011.60	1.09%	$5.51
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.98	0.84%	$4.27
Class A Shares	$1,000.00	$1,019.72	1.09%	$5.54
Aggressive Allocation Fund(1)
Actual Fund Return
Class A Shares	$1,000.00	$1,011.70	1.60%	$8.11
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,017.14	1.60%	$8.13
Total Return Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,015.70	0.49%	$2.51
Class A Shares	$1,000.00	$1,014.50	0.74%	$3.77
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.72	0.49%	$2.52
Class A Shares	$1,000.00	$1,021.46	0.74%	$3.79
Credit Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,004.30	0.83%	$4.21
Class A Shares	$1,000.00	$1,002.10	1.08%	$5.46
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.01	0.83%	$4.24
Class A Shares	$1,000.00	$1,019.75	1.08%	$5.51
Low Duration Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,010.50	0.52%	$2.65
Class A Shares	$1,000.00	$1,009.20	0.77%	$3.92
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.57	0.52%	$2.67
Class A Shares	$1,000.00	$1,021.31	0.77%	$3.94
Municipal Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,031.40	0.42%	$2.17
Class A Shares	$1,000.00	$1,029.10	0.67%	$3.45
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,023.07	0.42%	$2.16
Class A Shares	$1,000.00	$1,021.81	0.67%	$3.43
Kempner Treasury and Income Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,006.70	0.81%	$4.11
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.11	0.81%	$4.14

*	Unless otherwise indicated, expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 184/365 (to reflect the one-half year period).

(1)	Excludes indirect expenses of underlying funds in which the Fund invests.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 18, 2014 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•

the Advisory Agreement between Frost Investment Advisors, LLC (the “Adviser”) and the Trust, on behalf of the Frost Growth Equity Fund; the Frost Value Equity Fund; the Frost Kempner Multi-Cap Deep Value Equity Fund; the Frost Mid Cap Equity Fund; the Frost Small Cap Equity Fund; the Frost International Equity Fund; the Frost Natural Resources Fund; the Frost Cinque Large Cap Buy-Write Equity Fund; the Frost Conservative Allocation Fund; the Frost Moderate Allocation Fund; the Frost Aggressive Allocation Fund; the Frost Total Return Bond Fund; the Frost Credit Fund; the Frost Low Duration Bond Fund; the Frost Municipal Bond Fund; and the Frost Kempner Treasury and Income Fund; and

•

the Sub-Advisory Agreements between the Adviser and Kempner Capital Management, Inc. (“Kempner”) on behalf of the Frost Kempner Multi-Cap Deep Value Equity Fund and the Frost Kempner Treasury and Income Fund; the Adviser and Cinque Partners LLC (“Cinque”) on behalf of the Frost Cinque Large Cap Buy-Write Equity Fund; the Adviser and Luther King Capital Management Corporation (“LKCM”) on behalf of the Frost Mid Cap Equity Fund; and the Adviser and Thornburg Investment Management, Inc., (“Thornburg”) on behalf of the Frost International Equity Fund (each of Kempner, Cinque, LKCM and Thornburg a “Sub-Adviser” and, collectively, the “Sub-Advisers”).

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Advisers’ services; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and financial condition; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Advisers and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Advisers’ profitability from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (vii) the Adviser’s and the Sub-Advisers’ potential economies of scale; (viii) the Adviser’s and the Sub-Advisers’ compliance systems; (ix) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser and the Sub-Advisers.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers; (ii) the investment performance of the Funds and the Adviser and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Advisers; and (v) whether fee levels reflect any economies of scale being realized by the Adviser and the Sub-Advisers for the benefit of Fund investors, as discussed in further detail below.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited) (Continued)

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Advisers to the Funds, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel and the resources of the Adviser and the Sub-Advisers. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Advisers’ investment approach for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were provided to the Board, as were the responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Advisers

The Board was provided with information regarding the Funds’ performance since the Agreements were last renewed, as well as information regarding the Funds’ performance over other time periods including since their inception. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Advisers provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees considered reasons for the underperformance of the Frost Municipal Bond Fund, the Frost Kempner Treasury and Income Fund, the Frost Kempner Multi-Cap Deep Value Equity Fund, the Frost International Equity Fund, the Frost Mid Cap Equity Fund, the Frost Natural Resources Fund, the Frost Small Cap Equity Fund and the Frost Value Equity Fund relative to their benchmarks and peer groups and the steps recently taken by the Adviser and Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser and the Sub-Advisers to institutional and other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Funds, paid the Sub-Advisers pursuant to the sub-advisory agreements. The Trustees evaluated both the fee under the sub-advisory agreements and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates. The Trustees noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Advisers with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 5

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited) (Continued)

The Trustees considered the Adviser’s and Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Funds.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The Advisors’ Inner Circle Fund II

Semi-Annual Report

Investment Adviser

Frost Investment Advisors, LLC

100 West Houston Street, 15th Floor

P.O. Box 2509

San Antonio, Texas 78299-2509

Sub-Advisers

Kempner Capital Management, Inc.

2201 Market Street, 12th Floor

Frost Bank Building

Galveston, Texas 77550-1503

Luther King Capital

Management Corporation

301 Commerce Street, Suite 1600

Fort Worth, Texas 76102

Thornburg Investment

Management, Inc.

2300 North Ridgetop Road

Santa Fe, New Mexico 87506

Cinque Partners LLC

11839 San Vicente Boulevard

Los Angeles, California 90049

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, Pennsylvania

19103-2921

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: April 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: April 8, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: April 8, 2015